UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

(Registrant’s telephone number, including area code)

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

YieldMax™ AMD Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ AMD Option Income Strategy ETF Ticker: AMDY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ AMD Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/AMDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMD Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMD Option Income Strategy ETF	$43	1.00%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$129,528
Number of Holdings	13
Annual Portfolio Turnover	38%
Total Advisory Fee	$732,528

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	47.2%
Advanced Micro Devices, Inc., Expiration: 05/16/2025; Exercise Price: $95.00	6.9%
Advanced Micro Devices, Inc., Expiration: 05/16/2025; Exercise Price: $95.01	-4.4%
Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $98.00	-0.8%
Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $99.00	-0.6%
Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $106.00	0.0%*
Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $107.00	0.0%*

*	Less than 0.05% of net assets

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/AMDY.

YieldMax™ ABNB Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ ABNB Option Income Strategy ETF Ticker: ABNY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ ABNB Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/ABNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ ABNB Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ ABNB Option Income Strategy ETF	$47	1.00%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$28,422
Number of Holdings	13
Annual Portfolio Turnover	29%
Total Advisory Fee	$143,133

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	51.8%
Airbnb, Inc., Expiration: 05/16/2025; Exercise Price: $115.00	8.7%
Airbnb, Inc., Expiration: 05/16/2025; Exercise Price: $115.01	-2.7%
Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $128.00	-0.9%
Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $130.00	-0.8%
Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $141.00	0.2%
Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $136.00	0.2%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/ABNY.

YieldMax™ AI Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ AI Option Income Strategy ETF Ticker: AIYY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ AI Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/AIYY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AI Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI Option Income Strategy ETF	$45	0.99%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$86,639
Number of Holdings	13
Annual Portfolio Turnover	15%
Total Advisory Fee	$408,553

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	65.4%
C3.ai, Inc., Expiration: 06/20/2025; Exercise Price: $22.51	-12.0%
C3.ai, Inc., Expiration: 06/20/2025; Exercise Price: $22.50	10.6%
C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $22.00	-1.0%
C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $22.50	-0.6%
C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $23.50	0.2%
C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $24.50	0.1%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/AIYY.

YieldMax™ AMZN Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ AMZN Option Income Strategy ETF Ticker: AMZY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ AMZN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/AMZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMZN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMZN Option Income Strategy ETF	$53	1.07%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$235,084
Number of Holdings	11
Annual Portfolio Turnover	21%
Total Advisory Fee	$1,221,122

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	59.4%
Amazon.com, Inc., Expiration: 05/16/2025; Exercise Price: $190.01	-5.9%
Amazon.com, Inc., Expiration: 05/16/2025; Exercise Price: $190.0	3.1%
Amazon.com, Inc., Expiration: 05/02/2025; Exercise Price: $197.50	-0.8%
Amazon.com, Inc., Expiration: 05/02/2025; Exercise Price: $215.00	0.1%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/AMZY.

YieldMax™ AAPL Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ AAPL Option Income Strategy ETF Ticker: APLY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ AAPL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/APLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AAPL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AAPL Option Income Strategy ETF	$47	0.99%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$119,292
Number of Holdings	11
Annual Portfolio Turnover	17%
Total Advisory Fee	$602,578

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	57.3%
Apple, Inc., Expiration: 05/16/2025; Exercise Price: $185.00	13.6%
Apple, Inc., Expiration: 05/02/2025; Exercise Price: $215.00	-1.7%
Apple, Inc., Expiration: 05/16/2025; Exercise Price: $185.01	-0.4%
Apple, Inc., Expiration: 05/02/2025; Exercise Price: $225.00	0.3%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/APLY.

YieldMax™ BABA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ BABA Option Income Strategy ETF Ticker: BABO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ BABA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/BABO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ BABA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ BABA Option Income Strategy ETF	$51	0.99%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$40,863
Number of Holdings	17
Annual Portfolio Turnover	53%
Total Advisory Fee	$181,978

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	68.9%
Alibaba Group Holding Ltd., Expiration: 05/16/2025; Exercise Price: $119.00	4.6%
Alibaba Group Holding Ltd., Expiration: 05/16/2025; Exercise Price: $119.01	-4.0%
Alibaba Group Holding Ltd., Expiration: 05/09/2025; Exercise Price: $124.00	-0.3%
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $123.00	-0.1%
Alibaba Group Holding Ltd., Expiration: 05/09/2025; Exercise Price: $132.00	0.1%
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $129.00	-0.0%*
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $124.00	-0.0%*
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $128.00	0.0%^
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $139.00	0.0%^

* Less than -0.05% of net assets.^ Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/BABO.

YieldMax™ COIN Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ COIN Option Income Strategy ETF Ticker: CONY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/CONY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ COIN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ COIN Option Income Strategy ETF	$53	1.04%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$1,067,276
Number of Holdings	18
Annual Portfolio Turnover	24%
Total Advisory Fee	$5,049,280

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	71.2%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $185.00	6.6%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.00	2.0%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $185.01	-1.5%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $220.01	-1.1%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.01	-1.1%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $220.00	0.3%
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $220.00	-0.1%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $215.00	-0.1%
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $217.50	-0.0%*

*	Less than -0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/CONY.

YieldMax™ Short TSLA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ Short TSLA Option Income Strategy ETF Ticker: CRSH (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Short TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/CRSH. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short TSLA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short TSLA Option Income Strategy ETF	$48	1.08%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$26,710
Number of Holdings	12
Annual Portfolio Turnover	3%
Total Advisory Fee	$105,484

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	51.1%
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $230.02	-19.0%
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $257.50	-1.3%
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $230.00	0.7%
Tesla, Inc., Expiration: 05/09/2025; Exercise Price: $222.50	0.3%
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $370.00	0.2%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/CRSH.

YieldMax™ CVNA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ CVNA Option Income Strategy ETF Ticker: CVNY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ CVNA Option Income Strategy ETF (the "Fund") for the period January 29, 2025 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/CVNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ CVNA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ CVNA Option Income Strategy ETF	$26	1.04%

Fund commenced operations January 29, 2025. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$62,556
Number of Holdings	13
Annual Portfolio Turnover	0%
Total Advisory Fee	$39,310

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	55.3%
Carvana Co., Expiration: 05/16/2025; Exercise Price: $225.00	12.8%
Carvana Co., Expiration: 05/16/2025; Exercise Price: $225.01	-5.0%
Carvana Co., Expiration: 05/02/2025; Exercise Price: $250.00	-1.2%
Carvana Co., Expiration: 05/09/2025; Exercise Price: $275.00	-0.2%
Carvana Co., Expiration: 05/02/2025; Exercise Price: $267.50	0.1%
Carvana Co., Expiration: 05/02/2025; Exercise Price: $270.00	0.0%*
Carvana Co., Expiration: 05/02/2025; Exercise Price: $255.00	-0.0%^

* Less than 0.05% of net assets.^ Less than -0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/CVNY.

YieldMax™ Short NVDA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ Short NVDA Option Income Strategy ETF Ticker: DIPS (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Short NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/DIPS. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short NVDA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short NVDA Option Income Strategy ETF	$53	1.05%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$10,371
Number of Holdings	10
Annual Portfolio Turnover	21%
Total Advisory Fee	$58,842

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	38.9%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $100.02	-9.2%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $100.00	1.3%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $101.00	-0.2%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $91.00	0.0%*
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $155.00	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/DIPS.

YieldMax™ DIS Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ DIS Option Income Strategy ETF Ticker: DISO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ DIS Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/DISO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ DIS Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ DIS Option Income Strategy ETF	$56	1.17%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$30,737
Number of Holdings	11
Annual Portfolio Turnover	53%
Total Advisory Fee	$162,770

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	36.6%
Walt Disney Co., Expiration: 05/16/2025; Exercise Price: $85.00	8.3%
Walt Disney Co., Expiration: 05/16/2025; Exercise Price: $85.01	-1.7%
Walt Disney Co., Expiration: 05/02/2025; Exercise Price: $92.00	-0.6%
Walt Disney Co., Expiration: 05/02/2025; Exercise Price: $95.00	0.0%*
Walt Disney Co., Expiration: 05/02/2025; Exercise Price: $99.00	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/DISO.

YieldMax™ META Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ META Option Income Strategy ETF Ticker: FBY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ META Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/FBY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ META Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ META Option Income Strategy ETF	$49	1.03%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$141,665
Number of Holdings	14
Annual Portfolio Turnover	19%
Total Advisory Fee	$764,749

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	53.9%
Meta Platforms, Inc., Expiration: 05/16/2025; Exercise Price: $585.01	-8.6%
Meta Platforms, Inc., Expiration: 05/16/2025; Exercise Price: $585.00	2.5%
Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $580.00	-0.6%
Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $585.00	-0.4%
Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $590.00	-0.2%
Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $640.00	0.1%
Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $650.00	0.1%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/FBY.

YieldMax™ Short COIN Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ Short COIN Option Income Strategy ETF Ticker: FIAT (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Short COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/FIAT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short COIN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short COIN Option Income Strategy ETF	$45	1.05%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$51,079
Number of Holdings	16
Annual Portfolio Turnover	34%
Total Advisory Fee	$193,833

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	37.1%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $155.02	-21.1%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.02	-0.9%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $250.00	0.7%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.00	0.5%
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $190.00	-0.4%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $155.00	0.4%
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $197.50	-0.1%
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $170.00	0.0%*
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $187.50	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/FIAT.

YieldMax™ Gold Miners Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ Gold Miners Option Income Strategy ETF Ticker: GDXY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Gold Miners Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/GDXY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Gold Miners Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Gold Miners Option Income Strategy ETF	$54	1.01%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$69,543
Number of Holdings	13
Annual Portfolio Turnover	27%
Total Advisory Fee	$234,921

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	64.9%
VanEck Gold Miners ETF, Expiration: 06/20/2025; Exercise Price: $51.01	-7.2%
VanEck Gold Miners ETF, Expiration: 06/20/2025; Exercise Price: $51.00	3.9%
VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $51.00	-0.2%
VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $53.00	0.0%*
VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $50.00	-0.0%^
VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $52.00	0.0%*

* Less than 0.05% of net assets.^ Less than -0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/GDXY.

YieldMax™ GOOGL Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ GOOGL Option Income Strategy ETF Ticker: GOOY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ GOOGL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/GOOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ GOOGL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GOOGL Option Income Strategy ETF	$55	1.14%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$107,333
Number of Holdings	11
Annual Portfolio Turnover	25%
Total Advisory Fee	$511,572

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	58.1%
Alphabet, Inc., Expiration: 05/16/2025; Exercise Price: $150.00	6.9%
Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $150.01	-1.0%
Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $165.00	-0.2%
Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $172.50	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/GOOY.

YieldMax™ JPM Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ JPM Option Income Strategy ETF Ticker: JPMO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ JPM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/JPMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ JPM Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ JPM Option Income Strategy ETF	$53	1.07%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$49,179
Number of Holdings	13
Annual Portfolio Turnover	17%
Total Advisory Fee	$210,545

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	50.0%
JPMorgan Chase & Co., Expiration: 05/16/2025; Exercise Price: $230.00	6.7%
JPMorgan Chase & Co., Expiration: 05/16/2025; Exercise Price: $230.01	-0.6%
JPMorgan Chase & Co., Expiration: 05/09/2025; Exercise Price: $250.00	-0.3%
JPMorgan Chase & Co., Expiration: 05/02/2025; Exercise Price: $247.50	-0.3%
JPMorgan Chase & Co., Expiration: 05/09/2025; Exercise Price: $260.00	0.0%*
JPMorgan Chase & Co., Expiration: 05/02/2025; Exercise Price: $255.00	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/JPMO.

YieldMax™ MARA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ MARA Option Income Strategy ETF Ticker: MARO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ MARA Option Income Strategy ETF (the "Fund") for the period December 9, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/MARO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MARA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MARA Option Income Strategy ETF	$32	1.05%

Fund commenced operations December 9, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$42,329
Number of Holdings	11
Annual Portfolio Turnover	0%
Total Advisory Fee	$112,934

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	24.4%
MARA Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $13.00	-21.1%
MARA Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $13.01	-0.9%
MARA Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $15.00	0.7%
MARA Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $16.50	0.5%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/MARO.

YieldMax™ MRNA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ MRNA Option Income Strategy ETF Ticker: MRNY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ MRNA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/MRNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MRNA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MRNA Option Income Strategy ETF	$38	0.99%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$76,259
Number of Holdings	12
Annual Portfolio Turnover	1%
Total Advisory Fee	$302,147

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	74.2%
Moderna, Inc., Expiration: 05/16/2025; Exercise Price: $27.00	10.7%
Moderna, Inc., Expiration: 05/16/2025; Exercise Price: $27.01	-4.9%
Moderna, Inc., Expiration: 05/02/2025; Exercise Price: $29.00	-3.8%
Moderna, Inc., Expiration: 05/02/2025; Exercise Price: $32.00	1.5%
Moderna, Inc., Expiration: 05/02/2025; Exercise Price: $29.00	-0.2%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/MRNY.

YieldMax™ MSFT Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ MSFT Option Income Strategy ETF Ticker: MSFO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ MSFT Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/MSFO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSFT Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSFT Option Income Strategy ETF	$51	1.03%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$107,788
Number of Holdings	13
Annual Portfolio Turnover	14%
Total Advisory Fee	$549,414

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	69.3%
Microsoft Corp., Expiration: 05/16/2025; Exercise Price: $370.00	6.9%
Microsoft Corp., Expiration: 05/16/2025; Exercise Price: $370.01	-1.0%
Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $405.00	-0.6%
Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $400.00	-0.5%
Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $415.00	0.1%
Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $425.00	0.1%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/MSFO.

YieldMax™ MSTR Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ MSTR Option Income Strategy ETF Ticker: MSTY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ MSTR Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/MSTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSTR Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Option Income Strategy ETF	$59	0.99%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$3,277,649
Number of Holdings	18
Annual Portfolio Turnover	0%
Total Advisory Fee	$9,234,061

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	34.2%
MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $330.00	11.4%
MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $340.00	2.6%
MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $330.01	-1.0%
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $392.50	-0.4%
MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $340.01	-0.4%
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $385.00	-0.3%
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $390.00	-0.3%
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $382.50	-0.1%
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $425.00	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/MSTY.

YieldMax™ NFLX Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ NFLX Option Income Strategy ETF Ticker: NFLY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ NFLX Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/NFLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NFLX Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NFLX Option Income Strategy ETF	$58	1.00%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$139,721
Number of Holdings	12
Annual Portfolio Turnover	28%
Total Advisory Fee	$464,336

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	35.1%
Netflix, Inc., Expiration: 05/16/2025; Exercise Price: $905.00	19.0%
Netflix, Inc., Expiration: 05/02/2025; Exercise Price: $1,120.00	-0.7%
Netflix, Inc., Expiration: 05/02/2025; Exercise Price: $1,130.00	-0.6%
Netflix, Inc., Expiration: 05/16/2025; Exercise Price: $905.01	-0.1%
Netflix, Inc., Expiration: 05/02/2025; Exercise Price: $1,190.00	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/NFLY.

YieldMax™ NVDA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ NVDA Option Income Strategy ETF Ticker: NVDY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/NVDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NVDA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Option Income Strategy ETF	$50	1.10%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$1,281,390
Number of Holdings	18
Annual Portfolio Turnover	14%
Total Advisory Fee	$6,764,500

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	72.7%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $95.00	6.3%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $110.01	-2.4%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $110.00	1.8%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $95.01	-0.3%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $113.00	-0.2%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $111.00	-0.1%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $114.00	-0.1%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $110.00	-0.0%*
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $121.00	0.0%^

* Less than -0.05% of net assets.^ Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/NVDY.

YieldMax™ Innovation Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ Innovation Option Income Strategy ETF Ticker: OARK (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Innovation Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/OARK. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Innovation Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Innovation Option Income Strategy ETF	$49	0.99%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$59,620
Number of Holdings	10
Annual Portfolio Turnover	97%
Total Advisory Fee	$312,613

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	63.0%
ARK Innovation ETF, Expiration: 05/16/2025; Exercise Price: $47.00	9.4%
ARK Innovation ETF, Expiration: 05/02/2025; Exercise Price: $51.00	-1.7%
ARK Innovation ETF, Expiration: 05/16/2025; Exercise Price: $47.01	-1.7%
ARK Innovation ETF, Expiration: 05/02/2025; Exercise Price: $53.50	0.3%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/OARK.

YieldMax™ PLTR Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ PLTR Option Income Strategy ETF Ticker: PLTY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ PLTR Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/PLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PLTR Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PLTR Option Income Strategy ETF	$77	1.02%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$287,510
Number of Holdings	15
Annual Portfolio Turnover	28%
Total Advisory Fee	$524,104

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	55.2%
Palantir Technologies, Inc., Expiration: 05/16/2025; Exercise Price: $100.00	18.7%
Palantir Technologies, Inc., Expiration: 05/16/2025; Exercise Price: $100.01	-2.8%
Palantir Technologies, Inc., Expiration: 05/09/2025; Exercise Price: $125.00	-2.2%
Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $115.00	-1.4%
Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $116.00	-0.5%
Palantir Technologies, Inc., Expiration: 05/09/2025; Exercise Price: $138.00	-0.3%
Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $123.00	0.3%
Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $125.00	0.1%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/PLTY.

YieldMax™ PYPL Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ PYPL Option Income Strategy ETF Ticker: PYPY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ PYPL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/PYPY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PYPL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PYPL Option Income Strategy ETF	$57	1.23%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$49,877
Number of Holdings	11
Annual Portfolio Turnover	16%
Total Advisory Fee	$264,815

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	43.6%
PayPal Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $60.00	9.0%
PayPal Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $60.01	-0.6%
PayPal Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $69.00	-0.1%
PayPal Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $76.00	0.0%*
PayPal Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $75.00	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/PYPY.

YieldMax™ SMCI Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ SMCI Option Income Strategy ETF Ticker: SMCY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ SMCI Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/SMCY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SMCI Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SMCI Option Income Strategy ETF	$47	1.03%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$123,618
Number of Holdings	19
Annual Portfolio Turnover	41%
Total Advisory Fee	$415,237

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	62.7%
Super Micro Computer, Inc., Expiration: 05/16/2025; Exercise Price: $30.50	11.3%
Super Micro Computer, Inc., Expiration: 05/16/2025; Exercise Price: $30.51	-8.7%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $33.50	-1.9%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $34.50	-0.6%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $38.50	0.6%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $39.00	0.2%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $35.00	-0.1%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $38.00	-0.0%*
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $42.00	0.0%^

* Less than -0.05% of net assets.^ Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/SMCY.

YieldMax™ SNOW Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ SNOW Option Income Strategy ETF Ticker: SNOY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ SNOW Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/SNOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SNOW Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SNOW Option Income Strategy ETF	$56	1.00%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$47,302
Number of Holdings	11
Annual Portfolio Turnover	317%
Total Advisory Fee	$199,230

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	45.1%
Snowflake, Inc., Expiration: 05/16/2025; Exercise Price: $140.00	13.6%
Snowflake, Inc., Expiration: 05/02/2025; Exercise Price: $165.00	-1.1%
Snowflake, Inc., Expiration: 05/16/2025; Exercise Price: $140.01	-0.8%
Snowflake, Inc., Expiration: 05/02/2025; Exercise Price: $175.00	0.3%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/SNOY.

YieldMax™ TSLA Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ TSLA Option Income Strategy ETF Ticker: TSLY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/TSLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSLA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Option Income Strategy ETF	$53	1.04%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$995,691
Number of Holdings	19
Annual Portfolio Turnover	93%
Total Advisory Fee	$5,065,401

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	63.6%
Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $225.00	15.6%
Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $280.00	1.7%
Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $280.01	-1.5%
Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $225.01	-0.5%
Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $292.50	-0.3%
Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $287.50	-0.2%
Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $300.00	-0.1%
Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $307.50	-0.1%
Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $315.00	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/TSLY.

YieldMax™ TSM Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ TSM Option Income Strategy ETF Ticker: TSMY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ TSM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/TSMY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSM Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSM Option Income Strategy ETF	$47	1.01%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$41,560
Number of Holdings	12
Annual Portfolio Turnover	44%
Total Advisory Fee	$184,282

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	46.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/16/2025; Exercise Price: $175.01	-6.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/16/2025; Exercise Price: $175.00	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/02/2025; Exercise Price: $167.50	-1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/02/2025; Exercise Price: $175.00	0.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/02/2025; Exercise Price: $172.50	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/TSMY.

YieldMax™ Ultra Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ Ultra Option Income Strategy ETF Ticker: ULTY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Ultra Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/ULTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Ultra Option Income Strategy ETF	$74	1.53%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$231,863
Number of Holdings	89
Annual Portfolio Turnover	318%
Total Advisory Fee	$1,424,986

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
Palantir Technologies, Inc. - Class A	6.7%
MicroStrategy, Inc. - Class A	6.2%
ProShares UltraPro QQQ	5.8%
Tesla, Inc.	5.6%
Carvana Co.	5.3%
NVIDIA Corp.	4.8%
Robinhood Markets, Inc. - Class A	4.6%
Upstart Holdings, Inc.	4.6%
Coinbase Global, Inc. - Class A	4.0%
Direxion Daily Small Cap Bull 3X Shares	4.0%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/ULTY.

YieldMax™ XOM Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ XOM Option Income Strategy ETF Ticker: XOMO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ XOM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/XOMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XOM Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XOM Option Income Strategy ETF	$55	1.17%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$46,021
Number of Holdings	13
Annual Portfolio Turnover	19%
Total Advisory Fee	$225,447

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	61.5%
Exxon Mobil Corp., Expiration: 05/16/2025; Exercise Price: $100.00	6.4%
Exxon Mobil Corp., Expiration: 05/16/2025; Exercise Price: $100.01	-1.2%
Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $110.00	-0.1%
Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $111.00	-0.1%
Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $117.00	0.0%*
Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $114.00	0.0%*

*	Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/XOMO.

YieldMax™ XYZ Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ XYZ Option Income Strategy ETF Ticker: XYZY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ XYZ Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/XYZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XYZ Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XYZ Option Income Strategy ETF	$58	1.30%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$59,976
Number of Holdings	10
Annual Portfolio Turnover	39%
Total Advisory Fee	$353,565

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	55.7%
Block, Inc., Expiration: 05/16/2025; Exercise Price: $55.01	10.1%
Block, Inc., Expiration: 05/16/2025; Exercise Price: $55.00	-3.9%
Block, Inc., Expiration: 05/02/2025; Exercise Price: $62.00	-2.8%
Block, Inc., Expiration: 05/02/2025; Exercise Price: $68.00	0.7%

How has the Fund changed?

Effective April 1, 2025, the name of the Fund changed to YieldMax™ XYZ Option Income Strategy ETF, Ticker: XYZY, formally known as YieldMax™ SQ Option Income Strategy ETF, Ticker: SQY.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/XYZY.

YieldMax™ Bitcoin Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ Bitcoin Option Income Strategy ETF Ticker: YBIT (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Bitcoin Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/YBIT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Bitcoin Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Bitcoin Option Income Strategy ETF	$53	0.99%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$115,210
Number of Holdings	11
Annual Portfolio Turnover	25%
Total Advisory Fee	$518,034

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
iShares Bitcoin Trust ETF, Expiration: 05/09/2025; Exercise Price: $30.00	44.1%
U.S. Treasury Securities	41.0%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 05/16/2025; Exercise Price: $245.00	0.1%
iShares Bitcoin Trust ETF, Expiration: 05/02/2025; Exercise Price: $56.00	-0.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 05/16/2025; Exercise Price: $255.00	-0.1%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/YBIT.

YieldMax™ Magnificent 7 Fund of Option Income ETFs Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ Magnificent 7 Fund of Option Income ETFs Ticker: YMAG (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Magnificent 7 Fund of Option Income ETFs (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/YMAG. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Magnificent 7 Fund of Option Income ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Magnificent 7 Fund of Option Income ETFs	$14	0.29%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$298,665
Number of Holdings	8
Annual Portfolio Turnover	19%
Total Advisory Fee	$429,237

Security Type - Investments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
Yieldmax TSLA Option Income Strategy ETF	15.3%
YieldMax MSFT Option Income Strategy ETF	14.0%
Yieldmax AMZN Option Income Strategy ETF	13.9%
YieldMax GOOGL Option Income Strategy ETF	13.9%
YieldMax AAPL Option Income Strategy ETF	13.9%
YieldMax NVDA Option Income Strategy ETF	13.7%
Yieldmax META Option Income Strategy ETF	13.5%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/YMAG.

YieldMax™ Universe Fund of Option Income ETFs Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ Universe Fund of Option Income ETFs Ticker: YMAX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Universe Fund of Option Income ETFs (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/YMAX. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Universe Fund of Option Income ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Universe Fund of Option Income ETFs	$14	0.29%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$718,876
Number of Holdings	30
Annual Portfolio Turnover	34%
Total Advisory Fee	$936,975

Security Type - Investments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
Yieldmax TSLA Option Income Strategy ETF	3.8%
YieldMax CVNA Option Income Strategy ETF	3.7%
YieldMax MSTR Option Income Strategy ETF	3.6%
YieldMax PLTR Option Income Strategy ETF	3.6%
YieldMax SNOW Option Income Strategy ETF	3.5%
YieldMax AI Option Income Strategy ETF	3.5%
YieldMax Innovation Option Income Strategy ETF	3.5%
YieldMax COIN Option Income Strategy ETF	3.5%
YieldMax AMD Option Income Strategy ETF	3.5%
Yieldmax TSM Option Income Strategy ETF	3.5%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/YMAX.

YieldMax™ Short N100 Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 YieldMax™ Short N100 Option Income Strategy ETF Ticker: YQQQ (Listed on the Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the YieldMax™ Short N100 Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/YQQQ. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short N100 Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short N100 Option Income Strategy ETF	$53	1.07%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$11,565
Number of Holdings	12
Annual Portfolio Turnover	13%
Total Advisory Fee	$42,991

Security Type - Investments
(% of Total Net Assets)

^

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	46.9%
Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $475.02	-2.5%
Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $475.00	1.9%
Invesco QQQ Trust Series 1, Expiration: 05/09/2025; Exercise Price: $452.00	-0.2%
Invesco QQQ Trust Series 1, Expiration: 05/02/2025; Exercise Price: $444.00	0.0%*
Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $615.00	0.0%^

* Less than -0.05% of net assets.^ Less than 0.05% of net assets.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/YQQQ.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

April 30, 2025 (Unaudited)

Tidal Trust II
●YieldMax AAPL Option Income Strategy ETF	| APLY	| NYSE Arca, Inc.
●YieldMax ABNB Option Income Strategy ETF	| ABNY	| NYSE Arca, Inc.
●YieldMax AI Option Income Strategy ETF	| AIYY	| NYSE Arca, Inc.
●YieldMax AMD Option Income Strategy ETF	| AMDY	| NYSE Arca, Inc.
●YieldMax AMZN Option Income Strategy ETF	| AMZY	| NYSE Arca, Inc.
●YieldMax BABA Option Income Strategy ETF	| BABO	| NYSE Arca, Inc.
●YieldMax Bitcoin Option Income Strategy ETF	| YBIT	| NYSE Arca, Inc.
●YieldMax COIN Option Income Strategy ETF	| CONY	| NYSE Arca, Inc.
●YieldMax CVNA Option Income Strategy ETF	| CVNY	| NYSE Arca, Inc.
●YieldMax DIS Option Income Strategy ETF	| DISO	| NYSE Arca, Inc.
●YieldMax Gold Miners Option Income Strategy ETF	| GDXY	| NYSE Arca, Inc.
●YieldMax GOOGL Option Income Strategy ETF	| GOOY	| NYSE Arca, Inc.
●YieldMax Innovation Option Income Strategy ETF	| OARK	| NYSE Arca, Inc.
●YieldMax JPM Option Income Strategy ETF	| JPMO	| NYSE Arca, Inc.
●YieldMax Magnificent 7 Fund of Option Income ETFs	| YMAG	| NYSE Arca, Inc.
●YieldMax MARA Option Income Strategy ETF	| MARO	| NYSE Arca, Inc.
●YieldMax META Option Income Strategy ETF	| FBY	| NYSE Arca, Inc.
●YieldMax MRNA Option Income Strategy ETF	| MRNY	| NYSE Arca, Inc.
●YieldMax MSFT Option Income Strategy ETF	| MSFO	| NYSE Arca, Inc.
●YieldMax MSTR Option Income Strategy ETF	| MSTY	| NYSE Arca, Inc.
●YieldMax NFLX Option Income Strategy ETF	| NFLY	| NYSE Arca, Inc.
●YieldMax NVDA Option Income Strategy ETF	| NVDY	| NYSE Arca, Inc.
●YieldMax PLTR Option Income Strategy ETF	| PLTY	| NYSE Arca, Inc.
●YieldMax PYPL Option Income Strategy ETF	| PYPY	| NYSE Arca, Inc.
●YieldMax Short COIN Option Income Strategy ETF	| FIAT	| NYSE Arca, Inc.
●YieldMax Short N100 Option Income Strategy ETF	| YQQQ	| The Nasdaq Stock Market, LLC
●YieldMax Short NVDA Option Income Strategy ETF	| DIPS	| NYSE Arca, Inc.
●YieldMax Short TSLA Option Income Strategy ETF	| CRSH	| NYSE Arca, Inc.
●YieldMax SMCI Option Income Strategy ETF	| SMCY	| NYSE Arca, Inc.
●YieldMax SNOW Option Income Strategy ETF	| SNOY	| NYSE Arca, Inc.
●YieldMax TSLA Option Income Strategy ETF	| TSLY	| NYSE Arca, Inc.
●YieldMax TSM Option Income Strategy ETF	| TSMY	| NYSE Arca, Inc.
●YieldMax Ultra Option Income Strategy ETF	| ULTY	| NYSE Arca, Inc.
●YieldMax Universe Fund of Option Income ETFs	| YMAX	| NYSE Arca, Inc.
●YieldMax XOM Option Income Strategy ETF	| XOMO	| NYSE Arca, Inc.
●YieldMax XYZ Option Income Strategy ETF	| XYZY	| NYSE Arca, Inc.
(Formerly: YieldMax SQ Option Income Strategy ETF)

YieldMax ETFs

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax AAPL Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 57.3%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$26,390,000	$26,318,430
4.25%, 10/15/2025 (a)		15,776,000	15,784,087
3.88%, 01/15/2026 (a)		26,226,000	26,201,381
TOTAL U.S. TREASURY SECURITIES (Cost $68,202,328)			68,303,898

PURCHASED OPTIONS - 13.9%(b)	Notional Amount	Contracts
Call Options - 13.9%
Apple, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $225.00	$120,487,500	5,670	396,900
Expiration: 05/16/2025; Exercise Price: $185.00	120,487,500	5,670	16,173,675
TOTAL PURCHASED OPTIONS (Cost $6,166,444)			16,570,575

SHORT-TERM INVESTMENTS - 30.6%
Money Market Funds - 0.4%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		460,356	460,356

U.S. Treasury Bills - 30.2%		Par
4.17%, 05/15/2025 (a)(g)		$5,850,000	5,840,422
4.18%, 06/12/2025 (a)(g)		9,820,000	9,771,567
4.13%, 08/14/2025 (a)(g)		20,688,000	20,436,081
			36,048,070
TOTAL SHORT-TERM INVESTMENTS (Cost $36,516,759)			36,508,426

TOTAL INVESTMENTS - 101.8% (Cost $110,885,531)			121,382,899
Liabilities in Excess of Other Assets - (1.8)%			(2,090,556)
TOTAL NET ASSETS - 100.0%			$119,292,343

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax AAPL Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.2)%	Notional Amount	Contracts	Value
Call Options - (1.8)%
Apple, Inc., Expiration: 05/02/2025; Exercise Price: $215.00 (a)(b)	$(120,487,500)	(5,670)	$(2,069,550)

Put Options - (0.4)%
Apple, Inc., Expiration: 05/16/2025; Exercise Price: $185.01 (a)(b)	(120,487,500)	(5,670)	(508,558)
TOTAL WRITTEN OPTIONS (Premiums received $10,741,197)			$(2,578,108)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	1

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax ABNB Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 51.8%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$6,435,000	$6,417,548
4.25%, 10/15/2025 (a)	3,127,000	3,128,603
3.88%, 01/15/2026 (a)	5,193,000	5,188,125
TOTAL U.S. TREASURY SECURITIES (Cost $14,725,185)		14,734,276

PURCHASED OPTIONS - 9.2%(b)	Notional Amount	Contracts
Call Options - 9.2%
Airbnb, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $141.00	$14,935,200	1,225	68,600
Expiration: 05/02/2025; Exercise Price: $136.00	12,192,000	1,000	68,500
Expiration: 05/16/2025; Exercise Price: $115.00	27,127,200	2,225	2,464,188
TOTAL PURCHASED OPTIONS (Cost $1,525,088)			2,601,288

SHORT-TERM INVESTMENTS - 43.3%
Money Market Funds - 3.6%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	1,028,234	1,028,234

U.S. Treasury Bills - 39.7%	Par
4.16%, 05/15/2025 (a)(g)	$3,585,000	3,579,131
4.19%, 06/12/2025 (a)(g)	4,439,000	4,417,106
4.12%, 08/14/2025 (a)(g)	3,312,000	3,271,669
		11,267,906
TOTAL SHORT-TERM INVESTMENTS (Cost $12,298,004)		12,296,140

TOTAL INVESTMENTS - 104.3% (Cost $28,548,277)		29,631,704
Liabilities in Excess of Other Assets - (4.3)%		(1,209,745)
TOTAL NET ASSETS - 100.0%		$28,421,959

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	2

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax ABNB Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (4.5)%	Notional Amount	Contracts	Value
Call Options - (1.8)%
Airbnb, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $128.00	$(12,192,000)	(1,000)	$(257,000)
Expiration: 05/02/2025; Exercise Price: $130.00	(14,935,200)	(1,225)	(241,325)
Total Call Options			(498,325)

Put Options - (2.7)%
Airbnb, Inc., Expiration: 05/16/2025; Exercise Price: $115.01 (a)(b)	(27,127,200)	(2,225)	(774,624)
TOTAL WRITTEN OPTIONS (Premiums received $3,106,926)			$(1,272,949)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax AI Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 65.4%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$20,531,000	$20,475,319
4.25%, 10/15/2025 (a)		15,733,000	15,741,065
3.88%, 01/15/2026 (a)		20,471,000	20,451,784
TOTAL U.S. TREASURY SECURITIES (Cost $56,606,890)			56,668,168

PURCHASED OPTIONS - 10.8%(b)	Notional Amount	Contracts
Call Options - 10.8%
C3.ai, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $23.50	$45,340,600	20,600	133,900
Expiration: 05/02/2025; Exercise Price: $24.50	42,820,455	19,455	48,638
Expiration: 06/20/2025; Exercise Price: $22.50	88,161,055	40,055	9,172,595
TOTAL PURCHASED OPTIONS (Cost $10,346,161)			9,355,133

SHORT-TERM INVESTMENTS - 25.5%
Money Market Funds - 1.5%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		1,258,427	1,258,427

U.S. Treasury Bills - 24.0%	Par
4.15%, 05/15/2025 (a)(g)	$4,349,000	4,341,880
4.18%, 06/12/2025 (a)(g)	7,759,000	7,720,732
4.12%, 08/14/2025 (a)(g)	8,839,000	8,731,367
		20,793,979
TOTAL SHORT-TERM INVESTMENTS (Cost $22,056,751)		22,052,406

TOTAL INVESTMENTS - 101.7% (Cost $89,009,802)		88,075,707
Liabilities in Excess of Other Assets - (1.7)%		(1,436,668)
TOTAL NET ASSETS - 100.0%		$86,639,039

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	3

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax AI Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (13.6)%	Notional Amount	Contracts	Value
Call Options - (1.6)%
C3.ai, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $22.00	$(45,340,600)	(20,600)	$(906,400)
Expiration: 05/02/2025; Exercise Price: $22.50	(42,820,455)	(19,455)	(476,647)
Total Call Options			(1,383,047)

Put Options - (12.0)%
C3.ai, Inc., Expiration: 06/20/2025; Exercise Price: $22.51 (a)(b)	(88,161,055)	(40,055)	(10,368,998)
TOTAL WRITTEN OPTIONS (Premiums received $10,894,636)			$(11,752,045)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax AMD Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 47.2%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$28,899,000	$28,820,625
4.25%, 10/15/2025 (a)		1,739,000	1,739,891
3.88%, 01/15/2026 (a)		30,535,000	30,506,337
TOTAL U.S. TREASURY SECURITIES (Cost $60,929,380)			61,066,853

PURCHASED OPTIONS - 7.0%(b)	Notional Amount	Contracts
Call Options - 7.0%
Advanced Micro Devices, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $106.00	$60,892,425	6,255	59,423
Expiration: 05/02/2025; Exercise Price: $107.00	64,251,000	6,600	42,900
Expiration: 05/16/2025; Exercise Price: $95.00	125,143,425	12,855	8,966,362
TOTAL PURCHASED OPTIONS (Cost $9,514,078)			9,068,685

The accompanying notes are an integral part of these financial statements.	4

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 43.6%
Money Market Funds - 1.7%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	2,216,427	2,216,427

U.S. Treasury Bills - 41.9%	Par
4.15%, 05/15/2025 (a)(g)	$22,614,000	22,576,976
4.18%, 06/12/2025 (a)(g)	25,468,000	25,342,390
4.15%, 08/14/2025 (a)(g)	6,443,000	6,364,543
		54,283,909

TOTAL SHORT-TERM INVESTMENTS (Cost $56,506,015)	56,500,336

TOTAL INVESTMENTS - 97.8% (Cost $126,949,473)	126,635,874
Other Assets in Excess of Liabilities - 2.2%	2,892,730
TOTAL NET ASSETS - 100.0%	$129,528,604

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax AMD Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (5.8)%	Notional Amount	Contracts	Value
Call Options - (1.4)%
Advanced Micro Devices, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $99.00	$(64,251,000)	(6,600)	$(775,500)
Expiration: 05/02/2025; Exercise Price: $98.00	(60,892,425)	(6,255)	(997,672)
Total Call Options			(1,773,172)

Put Options - (4.4)%
Advanced Micro Devices, Inc., Expiration: 05/16/2025; Exercise Price: $95.01 (a)(b)	(125,143,425)	(12,855)	(5,675,227)
TOTAL WRITTEN OPTIONS (Premiums received $11,226,290)			$(7,448,399)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax AMZN Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 59.4%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$57,076,000	$56,921,208
4.25%, 10/15/2025 (a)	21,669,000	21,680,108
3.88%, 01/15/2026 (a)	61,034,000	60,976,707
TOTAL U.S. TREASURY SECURITIES (Cost $139,305,313)		139,578,023

The accompanying notes are an integral part of these financial statements.	5

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

PURCHASED OPTIONS - 3.1%(b)	Notional Amount	Contracts
Call Options - 3.1%
Amazon.com, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $215.00	$237,071,910	12,855	173,542
Expiration: 05/16/2025; Exercise Price: $190.00	237,071,910	12,855	7,230,938
TOTAL PURCHASED OPTIONS (Cost $15,772,517)			7,404,480

SHORT-TERM INVESTMENTS - 43.6%
Money Market Funds - 0.6%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		1,406,230	1,406,230

U.S. Treasury Bills - 43.0%		Par
4.18%, 05/15/2025 (a)(g)		$26,461,000	26,417,678
4.18%, 06/12/2025 (a)(g)		26,266,000	26,136,454
4.12%, 08/14/2025 (a)(g)		49,076,000	48,478,398
			101,032,530
TOTAL SHORT-TERM INVESTMENTS (Cost $102,460,065)			102,438,760

TOTAL INVESTMENTS - 106.1% (Cost $257,537,895)			249,421,263
Liabilities in Excess of Other Assets - (6.1)%			(14,337,576)
TOTAL NET ASSETS - 100.0%			$235,083,687

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax AMZN Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (6.7)%	Notional Amount	Contracts	Value
Call Options - (0.8)%
Amazon.com, Inc., Expiration: 05/02/2025; Exercise Price: $197.50 (a)(b)	$(237,071,910)	(12,855)	$(1,838,265)

Put Options - (5.9)%
Amazon.com, Inc., Expiration: 05/16/2025; Exercise Price: $190.01 (a)(b)	(237,071,910)	(12,855)	(13,796,426)
TOTAL WRITTEN OPTIONS (Premiums received $14,660,622)			$(15,634,691)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	6

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax BABA Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 68.9%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$11,120,000	$11,089,842
4.25%, 10/15/2025 (a)		3,915,000	3,917,007
3.88%, 01/15/2026 (a)		13,171,000	13,158,636
TOTAL U.S. TREASURY SECURITIES (Cost $28,164,353)			28,165,485

PURCHASED OPTIONS - 4.7%(b)	Notional Amount	Contracts
Call Options - 4.7%
Alibaba Group Holding Ltd. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $128.00	$10,151,550	850	9,350
Expiration: 05/02/2025; Exercise Price: $139.00	17,496,495	1,465	2,198
Expiration: 05/02/2025; Exercise Price: $133.00	2,985,750	250	1,000
Expiration: 05/09/2025; Exercise Price: $132.00	10,151,550	850	30,175
Expiration: 05/16/2025; Exercise Price: $119.00	40,785,345	3,415	1,878,250
TOTAL PURCHASED OPTIONS (Cost $2,132,565)			1,920,973

SHORT-TERM INVESTMENTS - 30.0%
Money Market Funds - 2.5%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		1,021,310	1,021,310

U.S. Treasury Bills - 27.5%		Par
4.18%, 05/15/2025 (a)(g)		$1,857,000	1,853,960
4.18%, 06/12/2025 (a)(g)		1,863,000	1,853,811
4.15%, 08/14/2025 (a)(g)		7,628,000	7,535,113
			11,242,884
TOTAL SHORT-TERM INVESTMENTS (Cost $12,266,360)			12,264,194

TOTAL INVESTMENTS - 103.6% (Cost $42,563,278)			42,350,652
Liabilities in Excess of Other Assets - (3.6)%			(1,488,148)
TOTAL NET ASSETS - 100.0%			$40,862,504

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	7

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax BABA Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (4.5)%	Notional Amount	Contracts	Value
Call Options - (0.5)%
Alibaba Group Holding Ltd. (a)(b)
Expiration: 05/02/2025; Exercise Price: $129.00	$(17,496,495)	(1,465)	$(13,185)
Expiration: 05/02/2025; Exercise Price: $124.00	(2,985,750)	(250)	(9,750)
Expiration: 05/02/2025; Exercise Price: $123.00	(10,151,550)	(850)	(46,750)
Expiration: 05/09/2025; Exercise Price: $124.00	(10,151,550)	(850)	(128,775)
Total Call Options			(198,460)

Put Options - (4.0)%
Alibaba Group Holding Ltd., Expiration: 05/16/2025; Exercise Price:
$119.01 (a)(b)	(40,785,345)	(3,415)	(1,656,363)
TOTAL WRITTEN OPTIONS (Premiums received $2,429,195)			$(1,854,823)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax Bitcoin Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

PURCHASED OPTIONS - 44.2%(a)	Notional Amount	Contracts	Value
Call Options - 44.2%(b)(c)
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 05/16/2025; Exercise Price: $245.00 (d)	$22,286,000	1,000	$190,000
iShares Bitcoin Trust ETF, Expiration: 05/09/2025; Exercise Price: $30.00 (d)	115,367,560	21,560	50,773,800
TOTAL PURCHASED OPTIONS (Cost $48,184,235)			50,963,800

U.S. TREASURY SECURITIES - 41.0%		Par
United States Treasury Note/Bond
3.00%, 07/15/2025 (e)		$14,080,000	14,041,815
4.25%, 10/15/2025 (e)		12,938,000	12,944,632
3.88%, 01/15/2026 (e)		20,230,000	20,211,010
TOTAL U.S. TREASURY SECURITIES (Cost $47,123,626)			47,197,457

SHORT-TERM INVESTMENTS - 14.2%
Money Market Funds - 0.3%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		393,541	393,541

U.S. Treasury Bills - 13.9%		Par
4.18%, 05/15/2025 (e)(g)		$4,581,000	4,573,500
4.19%, 06/12/2025 (e)(g)		4,597,000	4,574,327
4.14%, 08/14/2025 (e)(g)		6,930,000	6,845,613
			15,993,440
TOTAL SHORT-TERM INVESTMENTS (Cost $16,389,631)			16,386,981

TOTAL INVESTMENTS - 99.4% (Cost $111,697,492)			114,548,238
Other Assets in Excess of Liabilities - 0.6%			661,302
TOTAL NET ASSETS - 100.0%			$115,209,540

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	100 shares per contract.

(c)	Exchange-traded.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(e)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	8

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax Bitcoin Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)% (a)(b)
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 05/16/2025; Exercise Price: $255.00	$(22,286,000)	(1,000)	$(102,500)
iShares Bitcoin Trust ETF, Expiration: 05/02/2025; Exercise Price: $56.00	(115,367,560)	(21,560)	(161,700)
Total Call Options			(264,200)
TOTAL WRITTEN OPTIONS (Premiums received $1,660,579)			$(264,200)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax COIN Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 71.2%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$304,419,000	$303,593,410
4.25%, 10/15/2025 (a)		134,786,000	134,855,093
3.88%, 01/15/2026 (a)		321,526,000	321,224,180
TOTAL U.S. TREASURY SECURITIES (Cost $758,606,136)			759,672,683

PURCHASED OPTIONS - 9.0%(b)	Notional Amount	Contracts
Call Options - 9.0%
Coinbase Global, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $230.00	$215,063,400	10,600	95,400
Expiration: 05/02/2025; Exercise Price: $240.00	337,811,850	16,650	49,950
Expiration: 05/16/2025; Exercise Price: $185.00	613,133,580	30,220	70,790,350
Expiration: 05/16/2025; Exercise Price: $195.00	269,235,030	13,270	21,795,975
Expiration: 05/16/2025; Exercise Price: $220.00	104,691,240	5,160	3,005,700
TOTAL PURCHASED OPTIONS (Cost $93,557,681)			95,737,375

SHORT-TERM INVESTMENTS - 21.9%
Money Market Funds - 1.0%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		10,803,692	10,803,692

U.S. Treasury Bills - 20.9%		Par
4.17%, 05/15/2025 (a)(g)		$68,322,000	68,210,142
4.18%, 06/12/2025 (a)(g)		90,699,000	90,251,665
4.13%, 08/14/2025 (a)(g)		65,501,000	64,703,389
			223,165,196
TOTAL SHORT-TERM INVESTMENTS (Cost $234,001,171)			233,968,888

TOTAL INVESTMENTS - 102.1% (Cost $1,086,164,988)			1,089,378,946
Liabilities in Excess of Other Assets - (2.1)%			(22,102,465)
TOTAL NET ASSETS - 100.0%			$1,067,276,481

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	9

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax COIN Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (3.9)%	Notional Amount	Contracts	Value
Call Options - (0.3)%
Coinbase Global, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $217.50	$(151,153,050)	(7,450)	$(458,175)
Expiration: 05/02/2025; Exercise Price: $220.00	(620,843,400)	(30,600)	(1,361,700)
Expiration: 05/02/2025; Exercise Price: $215.00	(215,063,400)	(10,600)	(911,600)
Total Call Options			(2,731,475)

Put Options - (3.6)%
Coinbase Global, Inc. (a)(b)
Expiration: 05/16/2025; Exercise Price: $220.01	(104,691,240)	(5,160)	(11,736,682)
Expiration: 05/16/2025; Exercise Price: $185.01	(613,133,580)	(30,220)	(15,746,482)
Expiration: 05/16/2025; Exercise Price: $195.01	(269,235,030)	(13,270)	(11,329,528)
Total Put Options			(38,812,692)
TOTAL WRITTEN OPTIONS (Premiums received $116,680,815)			$(41,544,167)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax CVNA Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 55.3%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$9,992,000	$9,964,901
4.25%, 10/15/2025 (a)		7,199,000	7,202,690
3.88%, 01/15/2026 (a)		17,435,000	17,418,634
TOTAL U.S. TREASURY SECURITIES (Cost $34,595,924)			34,586,225

PURCHASED OPTIONS - 12.9%(b)	Notional Amount	Contracts
Call Options - 12.9%
Carvana Co. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $267.50	$30,397,140	1,244	34,210
Expiration: 05/02/2025; Exercise Price: $270.00	25,168,050	1,030	22,145
Expiration: 05/16/2025; Exercise Price: $225.00	59,230,440	2,424	8,005,260
TOTAL PURCHASED OPTIONS (Cost $6,469,301)			8,061,615

The accompanying notes are an integral part of these financial statements.	10

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 26.4%
Money Market Funds - 1.2%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	752,480	752,480

U.S. Treasury Bills - 25.2%	Par
4.18%, 06/12/2025 (a)(g)	$230,000	228,866
4.14%, 08/14/2025 (a)(g)	15,770,000	15,577,968
		15,806,834
TOTAL SHORT-TERM INVESTMENTS (Cost $16,563,709)		16,559,314

TOTAL INVESTMENTS - 94.6% (Cost $57,628,934)		59,207,154
Other Assets in Excess of Liabilities - 5.4%		3,349,001
TOTAL NET ASSETS - 100.0%		$62,556,155

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax CVNA Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (6.4)%	Notional Amount	Contracts	Value
Call Options - (1.4)%
Carvana Co. (a)(b)
Expiration: 05/02/2025; Exercise Price: $250.00	$(54,832,140)	(2,244)	$(762,960)
Expiration: 05/02/2025; Exercise Price: $255.00	(733,050)	(30)	(4,155)
Expiration: 05/09/2025; Exercise Price: $275.00	(3,665,250)	(150)	(108,000)
Total Call Options			(875,115)

Put Options - (5.0)%
Carvana Co., Expiration: 05/16/2025; Exercise Price: $225.01 (a)(b)	(38,493,120)	(2,424)	(3,150,867)
TOTAL WRITTEN OPTIONS (Premiums received $5,464,870)			$(4,025,982)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax DIS Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 36.6%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$6,312,000	$6,294,882
3.88%, 01/15/2026 (a)	4,948,000	4,943,355
TOTAL U.S. TREASURY SECURITIES (Cost $11,218,006)		11,238,237

The accompanying notes are an integral part of these financial statements.	11

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

PURCHASED OPTIONS - 8.3%(b)	Notional Amount	Contracts
Call Options - 8.3%
Walt Disney Co. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $95.00	$18,190,000	2,000	11,000
Expiration: 05/02/2025; Exercise Price: $99.00	13,369,650	1,470	2,205
Expiration: 05/16/2025; Exercise Price: $85.00	31,559,650	3,470	2,550,450
TOTAL PURCHASED OPTIONS (Cost $2,110,036)			2,563,655

SHORT-TERM INVESTMENTS - 56.5%
Money Market Funds - 1.8%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		538,890	538,890

U.S. Treasury Bills - 54.7%		Par
4.15%, 05/15/2025 (a)(g)		$4,316,000	4,308,934
4.18%, 06/12/2025 (a)(g)		6,308,000	6,276,888
4.12%, 08/14/2025 (a)(g)		6,315,000	6,238,102
			16,823,924
TOTAL SHORT-TERM INVESTMENTS (Cost $17,366,063)			17,362,814

TOTAL INVESTMENTS - 101.4% (Cost $30,694,105)			31,164,706
Liabilities in Excess of Other Assets - (1.4)%			(427,950)
TOTAL NET ASSETS - 100.0%			$30,736,756

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax DIS Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.3)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
Walt Disney Co., Expiration: 05/02/2025; Exercise Price: $92.00 (a)(b)	$(31,559,650)	(3,470)	$(170,030)

Put Options - (1.7)%
Walt Disney Co., Expiration: 05/16/2025; Exercise Price: $85.01 (a)(b)	(31,559,650)	(3,470)	(529,997)
TOTAL WRITTEN OPTIONS (Premiums received $1,945,350)			$(700,027)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	12

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax Gold Miners Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 64.9%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$10,944,000	$10,914,320
4.25%, 10/15/2025 (a)		15,664,000	15,672,029
3.88%, 01/15/2026 (a)		18,578,000	18,560,561
TOTAL U.S. TREASURY SECURITIES (Cost $45,126,718)			45,146,910

PURCHASED OPTIONS - 3.9%(b)	Notional Amount	Contracts
Call Options - 3.9%
VanEck Gold Miners ETF (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $52.00	$1,470,300	300	1,950
Expiration: 05/02/2025; Exercise Price: $53.00	35,287,200	7,200	25,200
Expiration: 06/20/2025; Exercise Price: $51.00	69,177,615	14,115	2,681,850
TOTAL PURCHASED OPTIONS (Cost $5,812,462)			2,709,000

SHORT-TERM INVESTMENTS - 37.8%
Money Market Funds - 3.0%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		2,100,294	2,100,294

U.S. Treasury Bills - 34.8%		Par
4.16%, 05/15/2025 (a)(g)		$3,312,000	3,306,577
4.18%, 06/12/2025 (a)(g)		3,975,000	3,955,395
4.15%, 08/14/2025 (a)(g)		17,141,000	16,932,273
			24,194,245
TOTAL SHORT-TERM INVESTMENTS (Cost $26,299,612)			26,294,539

TOTAL INVESTMENTS - 106.6% (Cost $77,238,792)			74,150,449
Liabilities in Excess of Other Assets - (6.6)%			(4,607,122)
TOTAL NET ASSETS - 100.0%			$69,543,327

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax Gold Miners Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (7.4)%	Notional Amount	Contracts	Value
Call Options - (0.2)%
VanEck Gold Miners ETF (a)(b)
Expiration: 05/02/2025; Exercise Price: $51.00	$(67,707,315)	(13,815)	$(131,243)
Expiration: 05/02/2025; Exercise Price: $50.00	(1,470,300)	(300)	(6,750)
Total Call Options			(137,993)

Put Options - (7.2)%
VanEck Gold Miners ETF, Expiration: 06/20/2025; Exercise Price: $51.01 (a)(b)	(69,177,615)	(14,115)	(5,003,787)
TOTAL WRITTEN OPTIONS (Premiums received $5,224,547)			$(5,141,780)

The accompanying notes are an integral part of these financial statements.	13

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax GOOGL Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 58.1%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$24,692,000	$24,625,035
4.25%, 10/15/2025 (a)		13,147,000	13,153,739
3.88%, 01/15/2026 (a)		24,627,000	24,603,883
TOTAL U.S. TREASURY SECURITIES (Cost $62,289,096)			62,382,657

PURCHASED OPTIONS - 6.9%(b)	Notional Amount	Contracts
Call Options - 6.9%
Alphabet, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $172.50	$106,872,400	6,730	23,555
Expiration: 05/16/2025; Exercise Price: $150.00	106,872,400	6,730	7,386,175
TOTAL PURCHASED OPTIONS (Cost $6,772,075)			7,409,730

SHORT-TERM INVESTMENTS - 35.5%
Money Market Funds - 1.8%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		1,887,997	1,887,997

U.S. Treasury Bills - 33.7%		Par
4.19%, 05/15/2025 (a)(g)		$5,604,000	5,594,825
4.18%, 06/12/2025 (a)(g)		9,597,000	9,549,667
4.12%, 08/14/2025 (a)(g)		21,312,000	21,052,482
			36,196,974
TOTAL SHORT-TERM INVESTMENTS (Cost $38,094,010)			38,084,971

TOTAL INVESTMENTS - 100.5% (Cost $107,155,181)			107,877,358
Liabilities in Excess of Other Assets - (0.5)%			(544,278)
TOTAL NET ASSETS - 100.0%			$107,333,080

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(g)	The rate shown is the annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	14

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax GOOGL Option Income Strategy ETF

Schedule of Written Options

April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (1.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $165.00 (a)(b)	$(106,872,400)	(6,730)	$(171,615)

Put Options - (1.0)%
Alphabet, Inc., Expiration: 05/16/2025; Exercise Price: $150.01 (a)(b)	(106,872,400)	(6,730)	(1,034,849)
TOTAL WRITTEN OPTIONS (Premiums received $6,054,772)			$(1,206,464)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Innovation Option Income Strategy ETF

Schedule of Investments

April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 63.0%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$13,943,000	$13,905,186
4.25%, 10/15/2025 (a)		9,783,000	9,788,015
3.88%, 01/15/2026 (a)		13,891,000	13,877,960
TOTAL U.S. TREASURY SECURITIES (Cost $37,564,372)			37,571,161

PURCHASED OPTIONS - 9.7%(b)	Notional Amount	Contracts
Call Options - 9.7%
ARK Innovation ETF (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $53.50	$60,702,960	11,940	167,160
Expiration: 05/16/2025; Exercise Price: $47.00	60,702,960	11,940	5,581,950
TOTAL PURCHASED OPTIONS (Cost $5,208,302)			5,749,110

SHORT-TERM INVESTMENTS - 30.2%
Money Market Funds - 3.5%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		2,063,092	2,063,092

U.S. Treasury Bills - 26.7%		Par
4.18%, 06/12/2025 (a)(g)		$2,938,000	2,923,510
4.12%, 08/14/2025 (a)(g)		13,187,000	13,026,421
			15,949,931
TOTAL SHORT-TERM INVESTMENTS (Cost $18,018,182)			18,013,023

TOTAL INVESTMENTS - 102.9% (Cost $60,790,856)			61,333,294
Liabilities in Excess of Other Assets - (2.9)%			(1,713,155)
TOTAL NET ASSETS - 100.0%			$59,620,139

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

The accompanying notes are an integral part of these financial statements.	15

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax Innovation Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (3.4)%	Notional Amount	Contracts	Value
Call Options - (1.7)%
ARK Innovation ETF, Expiration: 05/02/2025; Exercise Price: $51.00 (a)(b)	$(60,702,960)	(11,940)	$(991,020)

Put Options - (1.7)%
ARK Innovation ETF, Expiration: 05/16/2025; Exercise Price: $47.01 (a)(b)	(60,702,960)	(11,940)	(1,019,308)
TOTAL WRITTEN OPTIONS (Premiums received $4,514,193)			$(2,010,328)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax JPM Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 50.0%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$8,920,000	$8,895,809
4.25%, 10/15/2025 (a)		6,797,000	6,800,484
3.88%, 01/15/2026 (a)		8,882,000	8,873,663
TOTAL U.S. TREASURY SECURITIES (Cost $24,534,931)			24,569,956

PURCHASED OPTIONS - 6.7%(b)	Notional Amount	Contracts
Call Options - 6.7%
JPMorgan Chase & Co. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $255.00	$30,504,114	1,247	10,600
Expiration: 05/09/2025; Exercise Price: $260.00	18,542,196	758	13,644
Expiration: 05/16/2025; Exercise Price: $230.00	49,046,310	2,005	3,293,212
TOTAL PURCHASED OPTIONS (Cost $2,183,725)			3,317,456

SHORT-TERM INVESTMENTS - 44.2%
Money Market Funds - 1.5%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		748,744	748,744

U.S. Treasury Bills - 42.7%	Par
4.19%, 05/15/2025 (a)(g)	$5,887,000	5,877,362
4.19%, 06/12/2025 (a)(g)	5,123,000	5,097,733
4.12%, 08/14/2025 (a)(g)	10,133,000	10,009,609
		20,984,704
TOTAL SHORT-TERM INVESTMENTS (Cost $21,737,868)		21,733,448

TOTAL INVESTMENTS - 100.9% (Cost $48,456,524)		49,620,860
Liabilities in Excess of Other Assets - (0.9)%		(441,695)
TOTAL NET ASSETS - 100.0%		$49,179,165

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	16

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax JPM Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (1.2)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
JPMorgan Chase & Co. (a)(b)
Expiration: 05/02/2025; Exercise Price: $247.50	$(30,504,114)	(1,247)	$(138,417)
Expiration: 05/09/2025; Exercise Price: $250.00	(18,542,196)	(758)	(142,125)
Total Call Options			(280,542)

Put Options - (0.6)%
JPMorgan Chase & Co., Expiration: 05/16/2025; Exercise Price: $230.01 (a)(b)	(49,046,310)	(2,005)	(303,757)
TOTAL WRITTEN OPTIONS (Premiums received $2,550,100)			$(584,299)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Magnificent 7 Fund of Option Income ETFs
Schedule of Investments
April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 98.2%	Shares	Value
YieldMax AAPL Option Income Strategy ETF (a)	2,905,409	$41,402,078
YieldMax AMZN Option Income Strategy ETF (a)	2,734,202	41,641,897
YieldMax GOOGL Option Income Strategy ETF (a)	3,419,742	41,584,063
YieldMax META Option Income Strategy ETF (a)	2,782,311	40,287,863
YieldMax MSFT Option Income Strategy ETF (a)	2,571,026	41,727,752
YieldMax NVDA Option Income Strategy ETF (a)	2,836,194	40,784,470
YieldMax TSLA Option Income Strategy ETF (a)	5,480,451	45,816,566
TOTAL EXCHANGE TRADED FUNDS (Cost $379,963,101)		293,244,689

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class X, 4.25% (b)	5,473,561	5,473,561
TOTAL SHORT-TERM INVESTMENTS (Cost $5,473,561)		5,473,561

TOTAL INVESTMENTS - 100.0% (Cost $385,436,662)		298,718,250
Liabilities in Excess of Other Assets - (0.0)% (c)		(53,128)
TOTAL NET ASSETS - 100.0%		$298,665,122

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	17

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

(c)	Represents less than 0.05% of net assets.

YieldMax MARA Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 24.4%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$4,072,000	$4,060,956
4.25%, 10/15/2025 (a)	1,209,000	1,209,620
3.88%, 01/15/2026 (a)	5,059,000	5,054,251
TOTAL U.S. TREASURY SECURITIES (Cost $10,323,565)		10,324,827

PURCHASED OPTIONS - 8.9%(b)	Notional Amount	Contracts
Call Options - 8.9%
MARA Holdings, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $16.50	$41,787,935	31,255	46,882
Expiration: 05/16/2025; Exercise Price: $13.00	42,723,835	31,955	3,722,758
TOTAL PURCHASED OPTIONS (Cost $6,629,352)			3,769,640

SHORT-TERM INVESTMENTS - 71.0%
Money Market Funds - 6.1%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	2,591,938	2,591,938

U.S. Treasury Bills - 64.9%	Par
4.19%, 05/15/2025 (a)(g)	$9,945,000	9,928,718
4.18%, 06/12/2025 (a)(g)	9,580,000	9,532,751
4.12%, 08/14/2025 (a)(g)	8,084,000	7,985,560
		27,447,029
TOTAL SHORT-TERM INVESTMENTS (Cost $30,043,339)		30,038,967

TOTAL INVESTMENTS - 104.3% (Cost $46,996,256)		44,133,434
Liabilities in Excess of Other Assets - (4.3)%		(1,804,061)
TOTAL NET ASSETS - 100.0%		$42,329,373

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax MARA Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (6.4)%	Notional Amount	Contracts	Value
Call Options - (0.3)%
MARA Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $15.00 (a)(b)	$(42,723,835)	(31,955)	$(111,843)

Put Options - (6.1)%
MARA Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $13.01 (a)(b)	(42,723,835)	(31,955)	(2,589,882)
TOTAL WRITTEN OPTIONS (Premiums received $6,790,614)			$(2,701,725)

The accompanying notes are an integral part of these financial statements.	18

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax META Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 53.9%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$29,035,000	$28,956,257
4.25%, 10/15/2025 (a)	15,018,000	15,025,698
3.88%, 01/15/2026 (a)	32,358,000	32,327,625
TOTAL U.S. TREASURY SECURITIES (Cost $76,179,718)		76,309,580

PURCHASED OPTIONS - 2.6%(b)	Notional Amount	Contracts
Call Options - 2.6%
Meta Platforms, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $640.00	$62,037,000	1,130	102,830
Expiration: 05/02/2025; Exercise Price: $650.00	80,703,000	1,470	99,225
Expiration: 05/16/2025; Exercise Price: $585.00	142,740,000	2,600	3,490,500
TOTAL PURCHASED OPTIONS (Cost $9,799,790)			3,692,555

SHORT-TERM INVESTMENTS - 53.1%
Money Market Funds - 2.9%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	4,173,771	4,173,771

U.S. Treasury Bills - 50.2%	Par
4.18%, 05/15/2025 (a)(g)	$15,121,000	15,096,244
4.18%, 06/12/2025 (a)(g)	19,911,000	19,812,797
4.13%, 08/14/2025 (a)(g)	36,653,000	36,206,673
		71,115,714
TOTAL SHORT-TERM INVESTMENTS (Cost $75,304,807)		75,289,485

TOTAL INVESTMENTS - 109.6% (Cost $161,284,315)		155,291,620
Liabilities in Excess of Other Assets - (9.6)%		(13,626,281)
TOTAL NET ASSETS - 100.0%		$141,665,339

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	19

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax META Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (9.8)%	Notional Amount	Contracts	Value
Call Options - (1.2)%
Meta Platforms, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $590.00	$(25,803,000)	(470)	$(251,450)
Expiration: 05/02/2025; Exercise Price: $580.00	(67,527,000)	(1,230)	(910,200)
Expiration: 05/02/2025; Exercise Price: $585.00	(49,410,000)	(900)	(571,500)
Total Call Options			(1,733,150)

Put Options - (8.6)%
Meta Platforms, Inc., Expiration: 05/16/2025; Exercise Price: $585.01 (a)(b)	(142,740,000)	(2,600)	(12,171,388)
TOTAL WRITTEN OPTIONS (Premiums received $12,031,637)			$(13,904,538)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax MRNA Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 74.2%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$16,854,000	$16,808,291
4.25%, 10/15/2025 (a)	15,637,000	15,645,016
3.88%, 01/15/2026 (a)	24,177,000	24,154,305
TOTAL U.S. TREASURY SECURITIES (Cost $56,561,405)		56,607,612

PURCHASED OPTIONS - 12.3%(b)	Notional Amount	Contracts
Call Options - 12.3%
Moderna, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $32.00	$77,885,660	27,290	1,159,825
Expiration: 05/16/2025; Exercise Price: $27.00	77,885,660	27,290	8,173,355
TOTAL PURCHASED OPTIONS (Cost $6,606,721)			9,333,180

SHORT-TERM INVESTMENTS - 21.8%
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	1,127,299	1,127,299

U.S. Treasury Bills - 20.3%	Par
4.19%, 05/15/2025 (a)(g)	$2,651,000	2,646,660
4.19%, 06/12/2025 (a)(g)	4,337,000	4,315,610
4.15%, 08/14/2025 (a)(g)	8,626,000	8,520,960
		15,483,230
TOTAL SHORT-TERM INVESTMENTS (Cost $16,613,489)		16,610,529

TOTAL INVESTMENTS - 108.3% (Cost $79,781,615)		82,551,321
Liabilities in Excess of Other Assets - (8.3)%		(6,292,490)
TOTAL NET ASSETS - 100.0%		$76,258,831

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	20

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax MRNA Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (8.9)%	Notional Amount	Contracts	Value
Call Options - (4.0)%
Moderna, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $29.50	$(75,031,660)	(26,290)	$(2,918,190)
Expiration: 05/02/2025; Exercise Price: $29.00	(2,854,000)	(1,000)	(132,500)
Total Call Options			(3,050,690)

Put Options - (4.9)%
Moderna, Inc., Expiration: 05/16/2025; Exercise Price: $27.01 (a)(b)	(77,885,660)	(27,290)	(3,701,413)
TOTAL WRITTEN OPTIONS (Premiums received $8,768,074)			$(6,752,103)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax MSFT Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 69.3%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$27,795,000	$27,719,619
4.25%, 10/15/2025 (a)	19,304,000	19,313,895
3.88%, 01/15/2026 (a)	27,665,000	27,639,031
TOTAL U.S. TREASURY SECURITIES (Cost $74,560,789)		74,672,545

PURCHASED OPTIONS - 7.1%(b)	Notional Amount	Contracts
Call Options - 7.1%
Microsoft Corp. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $415.00	$39,526,000	1,000	145,500
Expiration: 05/02/2025; Exercise Price: $425.00	69,961,020	1,770	81,420
Expiration: 05/16/2025; Exercise Price: $370.00	109,487,020	2,770	7,458,225
TOTAL PURCHASED OPTIONS (Cost $5,217,830)			7,685,145

SHORT-TERM INVESTMENTS - 25.2%
Money Market Funds - 1.6%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	1,709,969	1,709,969

U.S. Treasury Bills - 23.6%	Par
4.18%, 05/15/2025 (a)(g)	$2,155,000	2,151,472
4.18%, 06/12/2025 (a)(g)	8,121,000	8,080,947
4.12%, 08/14/2025 (a)(g)	15,445,000	15,256,925
		25,489,344
TOTAL SHORT-TERM INVESTMENTS (Cost $27,205,894)		27,199,313

TOTAL INVESTMENTS - 101.6% (Cost $106,984,513)		109,557,003
Liabilities in Excess of Other Assets - (1.6)%		(1,768,549)
TOTAL NET ASSETS - 100.0%		$107,788,454

The accompanying notes are an integral part of these financial statements.	21

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax MSFT Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.2)%	Notional Amount	Contracts	Value
Call Options - (1.2)%
Microsoft Corp. (a)(b)
Expiration: 05/02/2025; Exercise Price: $405.00	$(69,961,020)	(1,770)	$(659,325)
Expiration: 05/02/2025; Exercise Price: $400.00	(39,526,000)	(1,000)	(582,500)
Total Call Options			(1,241,825)

Put Options - (1.0)%
Microsoft Corp., Expiration: 05/16/2025; Exercise Price: $370.01 (a)(b)	(109,487,020)	(2,770)	(1,086,896)
TOTAL WRITTEN OPTIONS (Premiums received $5,328,036)			$(2,328,721)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax MSTR Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 34.2%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$382,606,000	$381,568,365
4.25%, 10/15/2025 (a)	144,243,000	144,316,940
3.88%, 01/15/2026 (a)	597,066,000	596,505,528
TOTAL U.S. TREASURY SECURITIES (Cost $1,122,526,146)		1,122,390,833

PURCHASED OPTIONS - 14.1%(b)	Notional Amount	Contracts
Call Options - 14.1%
MicroStrategy, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $425.00	$1,339,165,541	35,231	1,567,779
Expiration: 05/02/2025; Exercise Price: $430.00	591,033,039	15,549	544,215
Expiration: 05/02/2025; Exercise Price: $420.00	335,066,965	8,815	436,343
Expiration: 05/16/2025; Exercise Price: $330.00	2,545,786,725	66,975	374,557,688
Expiration: 05/16/2025; Exercise Price: $340.00	685,718,440	18,040	85,193,900
TOTAL PURCHASED OPTIONS (Cost $291,495,053)			462,299,925

The accompanying notes are an integral part of these financial statements.	22

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 18.2%
Money Market Funds - 0.9%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	30,905,151	30,905,151

U.S. Treasury Bills - 17.3%	Par
4.20%, 05/15/2025 (a)(g)	$56,973,000	56,879,723
4.18%, 06/12/2025 (a)(g)	93,131,000	92,671,671
4.16%, 08/14/2025 (a)(g)	421,176,000	416,047,306
		565,598,700
TOTAL SHORT-TERM INVESTMENTS (Cost $596,612,434)		596,503,851

TOTAL INVESTMENTS - 66.5% (Cost $2,010,633,633)		2,181,194,609
Other Assets in Excess of Liabilities - 33.5%		1,096,454,070
TOTAL NET ASSETS - 100.0%		$3,277,648,679

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax MSTR Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.4)%	Notional Amount	Contracts	Value
Call Options - (1.1)%
MicroStrategy, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $390.00	$(839,472,935)	(22,085)	$(9,054,850)
Expiration: 05/02/2025; Exercise Price: $385.00	(730,381,365)	(19,215)	(11,240,775)
Expiration: 05/02/2025; Exercise Price: $382.50	(167,248,400)	(4,400)	(3,069,000)
Expiration: 05/02/2025; Exercise Price: $392.50	(1,494,402,465)	(39,315)	(13,367,100)
Total Call Options			(36,731,725)

Put Options - (1.3)%
MicroStrategy, Inc. (a)(b)
Expiration: 05/16/2025; Exercise Price: $330.01	(2,545,786,725)	(66,975)	(31,859,900)
Expiration: 05/16/2025; Exercise Price: $340.01	(685,718,440)	(18,040)	(11,521,564)
Total Put Options			(43,381,464)
TOTAL WRITTEN OPTIONS (Premiums received $304,792,680)			$(80,113,189)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	23

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax NFLX Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 35.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$18,418,000	$18,368,050
4.25%, 10/15/2025 (a)	12,309,000	12,315,310
3.88%, 01/15/2026 (a)	18,327,000	18,309,796
TOTAL U.S. TREASURY SECURITIES (Cost $48,933,491)		48,993,156

PURCHASED OPTIONS - 19.0%(b)	Notional Amount	Contracts
Call Options - 19.0%
Netflix, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $1,190.00	$131,279,520	1,160	46,980
Expiration: 05/16/2025; Exercise Price: $905.00	131,279,520	1,160	26,581,400
TOTAL PURCHASED OPTIONS (Cost $7,854,738)			26,628,380

SHORT-TERM INVESTMENTS - 41.9%
Money Market Funds - 2.5%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	3,503,571	3,503,571

U.S. Treasury Bills - 39.4%	Par
4.16%, 05/15/2025 (a)(g)	$18,015,000	17,985,505
4.18%, 06/12/2025 (a)(g)	19,390,000	19,294,367
4.12%, 08/14/2025 (a)(g)	17,884,000	17,666,225
		54,946,097
TOTAL SHORT-TERM INVESTMENTS (Cost $58,459,264)		58,449,668

TOTAL INVESTMENTS - 96.0% (Cost $115,247,493)		134,071,204
Other Assets in Excess of Liabilities - 4.0%		5,649,734
TOTAL NET ASSETS - 100.0%		$139,720,938

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax NFLX Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (1.3)%	Notional Amount	Contracts	Value
Call Options - (1.2)%
Netflix, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $1,120.00	$(56,586,000)	(500)	$(922,500)
Expiration: 05/02/2025; Exercise Price: $1,130.00	(74,693,520)	(660)	(851,400)
Total Call Options			(1,773,900)

Put Options - (0.1)%
Netflix, Inc., Expiration: 05/16/2025; Exercise Price: $905.01 (a)(b)	(131,279,520)	(1,160)	(108,413)
TOTAL WRITTEN OPTIONS (Premiums received $8,819,053)			$(1,882,313)

The accompanying notes are an integral part of these financial statements.	24

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax NVDA Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 72.7%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$391,832,000	$390,769,344
4.25%, 10/15/2025 (a)	43,145,000	43,167,116
3.88%, 01/15/2026 (a)	498,449,000	497,981,101
TOTAL U.S. TREASURY SECURITIES (Cost $930,369,207)		931,917,561

PURCHASED OPTIONS - 8.2%(b)	Notional Amount	Contracts
Call Options - 8.2%
NVIDIA Corp. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $121.00	$796,096,280	73,090	182,725
Expiration: 05/02/2025; Exercise Price: $124.00	326,760,000	30,000	45,000
Expiration: 05/02/2025; Exercise Price: $118.00	28,319,200	2,600	18,200
Expiration: 05/16/2025; Exercise Price: $95.00	617,467,480	56,690	80,924,975
Expiration: 05/16/2025; Exercise Price: $110.00	684,562,200	62,850	23,568,750
TOTAL PURCHASED OPTIONS (Cost $101,154,667)			104,739,650

SHORT-TERM INVESTMENTS - 21.2%
Money Market Funds - 0.6%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	7,561,419	7,561,419

U.S. Treasury Bills - 20.6%	Par
4.16%, 05/15/2025 (a)(g)	$109,119,000	108,940,348
4.18%, 06/12/2025 (a)(g)	99,617,000	99,125,681
4.16%, 08/14/2025 (a)(g)	56,967,000	56,273,309
		264,339,338
TOTAL SHORT-TERM INVESTMENTS (Cost $271,929,916)		271,900,757

TOTAL INVESTMENTS - 102.1% (Cost $1,303,453,790)		1,308,557,968
Liabilities in Excess of Other Assets - (2.1)%		(27,168,439)
TOTAL NET ASSETS - 100.0%		$1,281,389,529

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	25

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax NVDA Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (3.2)%	Notional Amount	Contracts	Value
Call Options - (0.5)%
NVIDIA Corp. (a)(b)
Expiration: 05/02/2025; Exercise Price: $114.00	$(477,614,200)	(43,850)	$(1,512,825)
Expiration: 05/02/2025; Exercise Price: $113.00	(621,856,956)	(57,093)	(3,197,208)
Expiration: 05/02/2025; Exercise Price: $110.00	(28,319,200)	(2,600)	(393,900)
Expiration: 05/02/2025; Exercise Price: $111.00	(174,239,324)	(15,997)	(1,735,675)
Total Call Options			(6,839,608)

Put Options - (2.7)%
NVIDIA Corp. (a)(b)
Expiration: 05/16/2025; Exercise Price: $110.01	(684,562,200)	(62,850)	(30,316,508)
Expiration: 05/16/2025; Exercise Price: $95.01	(617,467,480)	(56,690)	(4,013,142)
Total Put Options			(34,329,650)
TOTAL WRITTEN OPTIONS (Premiums received $107,409,516)			$(41,169,258)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax PLTR Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 55.2%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$28,846,000	$28,767,769
4.25%, 10/15/2025 (a)	52,104,000	52,130,709
3.88%, 01/15/2026 (a)	77,797,000	77,723,971
TOTAL U.S. TREASURY SECURITIES (Cost $158,642,596)		158,622,449

PURCHASED OPTIONS - 19.0%(b)	Notional Amount	Contracts
Call Options - 19.0%
Palantir Technologies, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $123.00	$95,190,228	8,037	851,922
Expiration: 05/02/2025; Exercise Price: $125.00	39,677,400	3,350	216,075
Expiration: 05/16/2025; Exercise Price: $100.00	291,800,628	24,637	53,647,068
TOTAL PURCHASED OPTIONS (Cost $26,791,224)			54,715,065

SHORT-TERM INVESTMENTS - 31.5%
Money Market Funds - 1.6%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	4,549,910	4,549,910

U.S. Treasury Bills - 29.9%	Par
4.17%, 05/15/2025 (a)(g)	$12,135,000	12,115,132
4.18%, 06/12/2025 (a)(g)	12,427,000	12,365,709
4.16%, 08/14/2025 (a)(g)	62,406,000	61,646,077
		86,126,918
TOTAL SHORT-TERM INVESTMENTS (Cost $90,691,586)		90,676,828

TOTAL INVESTMENTS - 105.7% (Cost $276,125,406)		304,014,342
Liabilities in Excess of Other Assets - (5.7)%		(16,504,470)
TOTAL NET ASSETS - 100.0%		$287,509,872

The accompanying notes are an integral part of these financial statements.	26

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax PLTR Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (7.2)%	Notional Amount	Contracts	Value
Call Options - (4.4)%
Palantir Technologies, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $116.00	$(39,677,400)	(3,350)	$(1,407,000)
Expiration: 05/02/2025; Exercise Price: $115.00	(95,190,228)	(8,037)	(3,918,038)
Expiration: 05/09/2025; Exercise Price: $125.00	(118,440,000)	(10,000)	(6,325,000)
Expiration: 05/09/2025; Exercise Price: $138.00	(38,493,000)	(3,250)	(1,001,000)
Total Call Options			(12,651,038)

Put Options - (2.8)%
Palantir Technologies, Inc., Expiration: 05/16/2025; Exercise Price: $100.01 (a)(b)	(291,800,628)	(24,637)	(8,135,115)
TOTAL WRITTEN OPTIONS (Premiums received $27,710,707)			$(20,786,153)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax PYPL Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 43.6%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$10,728,000	$10,698,905
3.88%, 01/15/2026 (a)		11,089,000	11,078,591
TOTAL U.S. TREASURY SECURITIES (Cost $21,736,569)			21,777,496

PURCHASED OPTIONS - 9.0%(b)	Notional Amount	Contracts
Call Options - 9.0%
PayPal Holdings, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $76.00	$23,044,000	3,500	3,500
Expiration: 05/02/2025; Exercise Price: $75.00	25,348,400	3,850	1,925
Expiration: 05/16/2025; Exercise Price: $60.00	48,392,400	7,350	4,465,125
TOTAL PURCHASED OPTIONS (Cost $3,683,683)			4,470,550

The accompanying notes are an integral part of these financial statements.	27

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 47.1%
Money Market Funds - 1.7%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	846,840	846,840

U.S. Treasury Bills - 45.4%	Par
4.17%, 05/15/2025 (a)(g)	$5,356,000	5,347,231
4.18%, 06/12/2025 (a)(g)	10,649,000	10,596,478
4.12%, 08/14/2025 (a)(g)	6,757,000	6,674,720
		22,618,429
TOTAL SHORT-TERM INVESTMENTS (Cost $23,469,206)		23,465,269

TOTAL INVESTMENTS - 99.7% (Cost $48,889,458)		49,713,315
Other Assets in Excess of Liabilities - 0.3%		163,310
TOTAL NET ASSETS - 100.0%		$49,876,625

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax PYPL Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.7)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
PayPal Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $69.00 (a)(b)	$(48,392,400)	(7,350)	$(66,150)

Put Options - (0.6)%
PayPal Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $60.01 (a)(b)	(48,392,400)	(7,350)	(297,369)
TOTAL WRITTEN OPTIONS (Premiums received $3,949,535)			$(363,519)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	28

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax Short COIN Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 37.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$6,621,000	$6,603,044
4.25%, 10/15/2025 (a)	2,936,000	2,937,505
3.88%, 01/15/2026 (a)	9,404,000	9,395,172
TOTAL U.S. TREASURY SECURITIES (Cost $18,927,055)		18,935,721

PURCHASED OPTIONS - 1.6%(b)	Notional Amount	Contracts
Call Options - 0.7%
Coinbase Global, Inc. (c)(d)(e)
Expiration: 05/16/2025; Exercise Price: $250.00	$44,534,355	2,195	334,738
Expiration: 05/16/2025; Exercise Price: $300.00	5,680,920	280	8,540

Put Options - 0.9%
Coinbase Global, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $170.00	44,534,355	2,195	18,657
Expiration: 05/02/2025; Exercise Price: $187.50	5,680,920	280	16,380
Expiration: 05/16/2025; Exercise Price: $195.00	5,680,920	280	253,400
Expiration: 05/16/2025; Exercise Price: $155.00	44,534,355	2,195	201,940
TOTAL PURCHASED OPTIONS (Cost $3,637,976)			833,655

SHORT-TERM INVESTMENTS - 29.1%
Money Market Funds - 19.3%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	9,861,983	9,861,983

U.S. Treasury Bills - 9.8%	Par
4.18%, 06/12/2025 (a)(g)	$2,058,000	2,047,849
4.16%, 08/14/2025 (a)(g)	2,977,000	2,940,749
		4,988,598
TOTAL SHORT-TERM INVESTMENTS (Cost $14,851,420)		14,850,581

TOTAL INVESTMENTS - 67.8% (Cost $37,416,451)		34,619,957
Other Assets in Excess of Liabilities - 32.2%		16,459,257
TOTAL NET ASSETS - 100.0%		$51,079,214

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	29

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax Short COIN Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (22.6)%	Notional Amount	Contracts	Value
Call Options - (22.1)%
Coinbase Global, Inc. (a)(b)
Expiration: 05/16/2025; Exercise Price: $155.02	$(44,534,355)	(2,195)	$(10,780,073)
Expiration: 05/16/2025; Exercise Price: $195.02	(5,680,920)	(280)	(470,602)
Total Call Options			(11,250,675)

Put Options - (0.5)%
Coinbase Global, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $190.00	(44,534,355)	(2,195)	(204,135)
Expiration: 05/02/2025; Exercise Price: $197.50	(5,680,920)	(280)	(63,980)
Total Put Options			(268,115)
TOTAL WRITTEN OPTIONS (Premiums received $6,662,991)			$(11,518,790)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Short N100 Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 46.9%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$1,811,000	$1,806,089
4.25%, 10/15/2025 (a)		1,809,000	1,809,927
3.88%, 01/15/2026 (a)		1,801,000	1,799,309
TOTAL U.S. TREASURY SECURITIES (Cost $5,415,214)			5,415,325

PURCHASED OPTIONS - 1.9%(b)	Notional Amount	Contracts
Call Options - 0.0%(c)
Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $615.00 (d)(e)(f)	$12,742,596	268	402

Put Options - 1.9%
Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $475.00 (d)(e)(f)	11,791,656	248	220,968
TOTAL PURCHASED OPTIONS (Cost $614,555)			221,370

SHORT-TERM INVESTMENTS - 47.5%
Money Market Funds - 20.2%		Shares
First American Government Obligations Fund - Class X, 4.25% (g)		2,333,618	2,333,618

U.S. Treasury Bills - 27.3%		Par
4.15%, 05/15/2025 (a)(h)		$1,119,000	1,117,168
4.18%, 06/12/2025 (a)(h)		1,030,000	1,024,920
4.12%, 08/14/2025 (a)(h)		1,032,000	1,019,434
			3,161,522
TOTAL SHORT-TERM INVESTMENTS (Cost $5,495,691)			5,495,140

TOTAL INVESTMENTS - 96.3% (Cost $11,525,460)	11,131,835
Other Assets in Excess of Liabilities - 3.7%	432,740
TOTAL NET ASSETS - 100.0%	$11,564,575

The accompanying notes are an integral part of these financial statements.	30

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(h)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax Short N100 Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.7)%	Notional Amount	Contracts	Value
Call Options - (2.5)%
Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $475.02 (a)(b)	$(11,791,656)	(248)	$(285,469)

Put Options - (0.2)%
Invesco QQQ Trust Series 1 (a)(b)
Expiration: 05/02/2025; Exercise Price: $444.00	(5,895,828)	(124)	(992)
Expiration: 05/09/2025; Exercise Price: $452.00	(5,895,828)	(124)	(20,336)
Total Put Options			(21,328)
TOTAL WRITTEN OPTIONS (Premiums received $491,469)			$(306,797)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Short NVDA Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 38.9%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$1,833,000	$1,828,029
3.88%, 01/15/2026 (a)		2,211,000	2,208,924
TOTAL U.S. TREASURY SECURITIES (Cost $4,031,910)			4,036,953

PURCHASED OPTIONS - 1.4%(b)	Notional Amount	Contracts
Call Options - 0.0%(c)
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $155.00 (d)(e)(f)	$9,813,692	901	1,802

Put Options - 1.4%
NVIDIA Corp. (d)(e)(f)
Expiration: 05/02/2025; Exercise Price: $91.00	9,813,692	901	2,253
Expiration: 05/16/2025; Exercise Price: $100.00	9,813,692	901	136,051
TOTAL PURCHASED OPTIONS (Cost $816,150)			140,106

The accompanying notes are an integral part of these financial statements.	31

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 36.2%
Money Market Funds - 15.5%	Shares
First American Government Obligations Fund - Class X, 4.25% (g)	1,611,842	1,611,842

U.S. Treasury Bills - 20.7%	Par
4.18%, 06/12/2025 (a)(h)	$1,013,000	1,008,004
4.12%, 08/14/2025 (a)(h)	1,151,000	1,136,984
		2,144,988
TOTAL SHORT-TERM INVESTMENTS (Cost $3,757,371)		3,756,830

TOTAL INVESTMENTS - 76.5% (Cost $8,605,431)		7,933,889
Other Assets in Excess of Liabilities - 23.5%		2,437,447
TOTAL NET ASSETS - 100.0%		$10,371,336

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(h)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax Short NVDA Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (9.4)%	Notional Amount	Contracts	Value
Call Options - (9.2)%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $100.02 (a)(b)	$(9,813,692)	(901)	$(951,224)

Put Options - (0.2)%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $101.00 (a)(b)	(9,813,692)	(901)	(22,976)
TOTAL WRITTEN OPTIONS (Premiums received $853,745)			$(974,200)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Short TSLA Option Income Strategy ETF Schedule of Investments April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 51.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$2,058,000	$2,052,419
4.25%, 10/15/2025 (a)	4,062,000	4,064,082
3.88%, 01/15/2026 (a)	7,537,000	7,529,925
TOTAL U.S. TREASURY SECURITIES (Cost $13,635,727)		13,646,426

The accompanying notes are an integral part of these financial statements.	32

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

PURCHASED OPTIONS - 1.2%(b)	Notional Amount	Contracts
Call Options - 0.2%
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $370.00 (c)(d)(e)	$26,043,368	923	62,302

Put Options - 1.0%
Tesla, Inc. (c)(d)(e)
Expiration: 05/09/2025; Exercise Price: $222.50	26,043,368	923	68,764
Expiration: 05/16/2025; Exercise Price: $230.00	26,043,368	923	194,753
TOTAL PURCHASED OPTIONS (Cost $2,321,308)			325,819

SHORT-TERM INVESTMENTS - 24.5%
Money Market Funds - 3.8%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		1,007,254	1,007,254

U.S. Treasury Bills - 20.7%		Par
4.16%, 05/15/2025 (a)(g)		$1,528,000	1,525,498
4.18%, 06/12/2025 (a)(g)		1,533,000	1,525,439
4.17%, 08/14/2025 (a)(g)		2,521,000	2,490,302
			5,541,239
TOTAL SHORT-TERM INVESTMENTS (Cost $6,549,227)			6,548,493

TOTAL INVESTMENTS - 76.8% (Cost $22,506,262)			20,520,738
Other Assets in Excess of Liabilities - 23.2%			6,189,540
TOTAL NET ASSETS - 100.0%			$26,710,278

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax Short TSLA Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (20.3)%	Notional Amount	Contracts	Value
Call Options - (19.0)%
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $230.02 (a)(b)	$(26,043,368)	(923)	$(5,059,028)

Put Options - (1.3)%
Tesla, Inc., Expiration: 05/09/2025; Exercise Price: $257.50 (a)(b)	(26,043,368)	(923)	(350,740)
TOTAL WRITTEN OPTIONS (Premiums received $3,147,403)			$(5,409,768)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	33

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax SMCI Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 62.7%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$27,815,000	$27,739,565
4.25%, 10/15/2025 (a)		16,699,000	16,707,560
3.88%, 01/15/2026 (a)		33,067,000	33,035,960
TOTAL U.S. TREASURY SECURITIES (Cost $77,483,429)			77,483,085

PURCHASED OPTIONS - 12.1%(b)	Notional Amount	Contracts
Call Options - 12.1%
Super Micro Computer, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $42.00	$53,524,800	16,800	8,400
Expiration: 05/02/2025; Exercise Price: $41.00	7,009,200	2,200	1,100
Expiration: 05/09/2025; Exercise Price: $38.50	45,037,296	14,136	706,800
Expiration: 05/09/2025; Exercise Price: $39.00	19,116,000	6,000	264,000
Expiration: 05/16/2025; Exercise Price: $30.50	127,236,096	39,936	13,977,600
TOTAL PURCHASED OPTIONS (Cost $11,866,158)			14,957,900

SHORT-TERM INVESTMENTS - 48.8%
Money Market Funds - 1.4%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		1,749,288	1,749,288

U.S. Treasury Bills - 47.4%		Par
4.17%, 05/15/2025 (a)(g)		$11,491,000	11,472,187
4.19%, 06/12/2025 (a)(g)		12,770,000	12,707,018
4.17%, 08/14/2025 (a)(g)		34,860,000	34,435,507
			58,614,712
TOTAL SHORT-TERM INVESTMENTS (Cost $60,372,347)			60,364,000

TOTAL INVESTMENTS - 123.6% (Cost $149,721,934)			152,804,985
Liabilities in Excess of Other Assets - (23.6)%			(29,187,256)
TOTAL NET ASSETS - 100.0%			$123,617,729

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	34

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax SMCI Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (11.3)%	Notional Amount	Contracts	Value
Call Options - (2.6)%
Super Micro Computer, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $37.50	$(2,548,800)	(800)	$(2,800)
Expiration: 05/02/2025; Exercise Price: $37.00	(7,009,200)	(2,200)	(7,700)
Expiration: 05/02/2025; Exercise Price: $38.00	(50,976,000)	(16,000)	(24,000)
Expiration: 05/09/2025; Exercise Price: $35.00	(2,548,800)	(800)	(88,400)
Expiration: 05/09/2025; Exercise Price: $34.50	(19,116,000)	(6,000)	(741,000)
Expiration: 05/09/2025; Exercise Price: $33.50	(45,037,296)	(14,136)	(2,332,440)
Total Call Options			(3,196,340)

Put Options - (8.7)%
Super Micro Computer, Inc., Expiration: 05/16/2025; Exercise Price: $30.51 (a)(b)	(127,236,096)	(39,936)	(10,782,720)
TOTAL WRITTEN OPTIONS (Premiums received $14,941,872)			$(13,979,060)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax SNOW Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 45.1%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$7,250,000	$7,230,338
4.25%, 10/15/2025 (a)		5,070,000	5,072,599
3.88%, 01/15/2026 (a)		9,018,000	9,009,535
TOTAL U.S. TREASURY SECURITIES (Cost $21,289,868)			21,312,472

PURCHASED OPTIONS - 13.8%(b)	Notional Amount	Contracts
Call Options - 13.8%
Snowflake, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $175.00	$47,655,612	2,988	126,990
Expiration: 05/16/2025; Exercise Price: $140.00	47,655,612	2,988	6,416,730
TOTAL PURCHASED OPTIONS (Cost $3,326,386)			6,543,720

SHORT-TERM INVESTMENTS - 42.5%
Money Market Funds - 6.4%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		3,027,717	3,027,717

U.S. Treasury Bills - 36.1%		Par
4.16%, 05/15/2025 (a)(g)		$4,347,000	4,339,883
4.19%, 06/12/2025 (a)(g)		4,888,000	4,863,892
4.12%, 08/14/2025 (a)(g)		7,995,000	7,897,644
			17,101,419
TOTAL SHORT-TERM INVESTMENTS (Cost $20,132,739)			20,129,136

TOTAL INVESTMENTS - 101.4% (Cost $44,748,993)			47,985,328
Liabilities in Excess of Other Assets - (1.4)%			(683,194)
TOTAL NET ASSETS - 100.0%			$47,302,134

The accompanying notes are an integral part of these financial statements.	35

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax SNOW Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (1.9)%	Notional Amount	Contracts	Value
Call Options - (1.1)%
Snowflake, Inc., Expiration: 05/02/2025; Exercise Price: $165.00 (a)(b)	$(47,655,612)	(2,988)	$(525,888)

Put Options - (0.8)%
Snowflake, Inc., Expiration: 05/16/2025; Exercise Price: $140.01 (a)(b)	(47,655,612)	(2,988)	(396,344)
TOTAL WRITTEN OPTIONS (Premiums received $3,984,407)			$(922,232)
Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax TSLA Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 63.6%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$271,907,000	$271,169,583
4.25%, 10/15/2025 (a)		31,896,000	31,912,350
3.88%, 01/15/2026 (a)		330,803,000	330,492,472
TOTAL U.S. TREASURY SECURITIES (Cost $632,902,044)			633,574,405

PURCHASED OPTIONS - 17.4%(b)	Notional Amount	Contracts
Call Options - 17.4%
Tesla, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $315.00	$329,957,904	11,694	374,208
Expiration: 05/02/2025; Exercise Price: $305.00	129,737,168	4,598	370,139
Expiration: 05/02/2025; Exercise Price: $337.50	180,102,728	6,383	44,681
Expiration: 05/02/2025; Exercise Price: $330.00	98,586,704	3,494	38,434
Expiration: 05/16/2025; Exercise Price: $225.00	735,308,960	26,060	155,252,450
Expiration: 05/16/2025; Exercise Price: $280.00	276,460,368	9,798	16,926,045
TOTAL PURCHASED OPTIONS (Cost $102,179,456)			173,005,957

The accompanying notes are an integral part of these financial statements.	36

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 16.1%
Money Market Funds - 1.0%	Shares
First American Government Obligations Fund - Class X, 4.25% (f)	9,722,114	9,722,114

U.S. Treasury Bills - 15.1%	Par
4.18%, 06/12/2025 (a)(g)	$60,814,000	60,514,061
4.15%, 08/14/2025 (a)(g)	90,911,000	89,803,969
		150,318,030
TOTAL SHORT-TERM INVESTMENTS (Cost $160,071,970)		160,040,144

TOTAL INVESTMENTS - 97.1% (Cost $895,153,470)		966,620,506
Other Assets in Excess of Liabilities - 2.9%		29,070,450
TOTAL NET ASSETS - 100.0%		$995,690,956

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax TSLA Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.7)%	Notional Amount	Contracts	Value
Call Options - (0.7)%
Tesla, Inc. (a)(b)
Expiration: 05/02/2025; Exercise Price: $302.50	$(98,586,704)	(3,494)	$(365,123)
Expiration: 05/02/2025; Exercise Price: $292.50	(329,957,904)	(11,694)	(3,362,025)
Expiration: 05/02/2025; Exercise Price: $307.50	(307,244,024)	(10,889)	(686,007)
Expiration: 05/02/2025; Exercise Price: $287.50	(129,737,168)	(4,598)	(2,080,595)
Expiration: 05/02/2025; Exercise Price: $300.00	(146,243,528)	(5,183)	(697,113)
Total Call Options			(7,190,863)

Put Options - (2.0)%
Tesla, Inc. (a)(b)
Expiration: 05/16/2025; Exercise Price: $280.01	(276,460,368)	(9,798)	(14,470,713)
Expiration: 05/16/2025; Exercise Price: $225.01	(735,308,960)	(26,060)	(4,827,253)
Total Put Options			(19,297,966)
TOTAL WRITTEN OPTIONS (Premiums received $101,983,560)			$(26,488,829)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	37

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax TSM Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 46.1%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$8,061,000	$8,039,138
4.25%, 10/15/2025 (a)	3,088,000	3,089,583
3.88%, 01/15/2026 (a)	8,028,000	8,020,464
TOTAL U.S. TREASURY SECURITIES (Cost $19,143,931)		19,149,185

PURCHASED OPTIONS - 1.4%(b)	Notional Amount	Contracts
Call Options - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $175.00	$40,839,050	2,450	51,450
Expiration: 05/02/2025; Exercise Price: $172.50	933,464	56	2,744
Expiration: 05/16/2025; Exercise Price: $175.00	41,772,514	2,506	546,308
TOTAL PURCHASED OPTIONS (Cost $3,772,999)			600,502

SHORT-TERM INVESTMENTS - 55.1%
Money Market Funds - 8.1%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		3,373,376	3,373,376

U.S. Treasury Bills - 47.0%		Par
4.16%, 05/15/2025 (a)(g)		$5,585,000	5,575,856
4.18%, 06/12/2025 (a)(g)		6,334,000	6,302,760
4.12%, 08/14/2025 (a)(g)		7,749,000	7,654,640
			19,533,256
TOTAL SHORT-TERM INVESTMENTS (Cost $22,910,443)			22,906,632

TOTAL INVESTMENTS - 102.6% (Cost $45,827,373)			42,656,319
Liabilities in Excess of Other Assets - (2.6)%			(1,096,243)
TOTAL NET ASSETS - 100.0%			$41,560,076
Percentages are stated as a percent of net assets.
(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax TSM Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (7.4)%	Notional Amount	Contracts	Value
Call Options - (1.2)%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/02/2025; Exercise Price: $167.50 (a)(b)	$(41,772,514)	(2,506)	$(493,682)

Put Options - (6.2)%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/16/2025; Exercise Price: $175.01 (a)(b)	(41,772,514)	(2,506)	(2,563,982)
TOTAL WRITTEN OPTIONS (Premiums received $3,275,549)			$(3,057,664)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	38

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

YieldMax Ultra Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 86.8%	Shares	Value
Auto Manufacturers - 5.6%
Tesla, Inc. (a)(b)	46,000	$12,979,360

Computers - 1.9%
Super Micro Computer, Inc. (a)(b)	135,000	4,301,100

Diversified Financial Services - 8.6%
Coinbase Global, Inc. - Class A (a)(b)	46,000	9,332,940
Upstart Holdings, Inc. (a)(b)	221,000	10,563,800
		19,896,740
Electric - 7.0%
Oklo, Inc. (a)(b)	300,000	7,122,000
Vistra Corp. (b)	70,000	9,074,100
		16,196,100
Energy-Alternate Sources - 2.4%
First Solar, Inc. (a)(b)	45,000	5,661,900

Internet - 14.9%
Alibaba Group Holding Ltd. - ADR (b)	70,000	8,360,100
Hims & Hers Health, Inc. (a)(b)	275,000	9,102,500
Reddit, Inc. - Class A (a)(b)	55,000	6,411,350
Robinhood Markets, Inc. - Class A (a)(b)	217,000	10,656,870
		34,530,820
Investment Companies - 3.6%
MARA Holdings, Inc. (a)(b)	625,000	8,356,250

Machinery-Construction & Mining - 2.6%
Vertiv Holdings Co. - Class A (b)	72,000	6,147,360

Mining - 3.0%
MP Materials Corp. (a)(b)	280,000	6,848,800

Retail - 10.5%
Carvana Co. (a)(b)	50,000	12,217,500
GameStop Corp. - Class A (a)(b)	300,000	8,358,000
RH (a)(b)	20,500	3,772,615
		24,348,115
Semiconductors - 4.8%
NVIDIA Corp. (b)	102,100	11,120,732

Software - 19.7%
Cloudflare, Inc. - Class A (a)(b)	55,000	6,642,900
IonQ, Inc. (a)(b)	325,000	8,924,500
MicroStrategy, Inc. - Class A (a)(b)	38,000	14,444,180
Palantir Technologies, Inc. - Class A (a)(b)	132,000	15,634,080
		45,645,660
Telecommunications - 2.2%
AST SpaceMobile, Inc. (a)(b)	225,000	5,222,250
TOTAL COMMON STOCKS (Cost $190,462,370)		201,255,187

The accompanying notes are an integral part of these financial statements.	39

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 9.8%
Direxion Daily Small Cap Bull 3X Shares (b)		365,000	9,292,900
ProShares UltraPro QQQ (b)		245,000	13,445,600
TOTAL EXCHANGE TRADED FUNDS (Cost $33,212,129)			22,738,500

PURCHASED OPTIONS - 0.7%(a)(c)(d)	Notional Amount	Contracts
Call Options - 0.1%
Reddit, Inc., Expiration: 05/02/2025; Exercise Price: $145.00 (b)	$6,411,350	550	32,450
Upstart Holdings, Inc., Expiration: 05/09/2025; Exercise Price: $64.00 (b)	10,563,800	2,210	288,405

Put Options - 0.6%
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $100.00 (b)	8,360,100	700	2,100
AST SpaceMobile, Inc., Expiration: 05/02/2025; Exercise Price: $19.00 (b)	5,222,250	2,250	15,750
Carvana Co. (b)
Expiration: 05/09/2025; Exercise Price: $195.00	6,108,750	250	93,750
Expiration: 05/09/2025; Exercise Price: $180.00	6,108,750	250	50,625
Cloudflare, Inc., Expiration: 05/09/2025; Exercise Price: $100.00 (b)	6,642,900	550	94,600
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $170.00 (b)	9,332,940	460	3,910
Direxion Daily Small Cap Bull 3X Shares, Expiration: 05/02/2025; Exercise Price: $20.00 (b)	9,292,900	3,650	14,600
First Solar, Inc., Expiration: 05/02/2025; Exercise Price: $110.00 (b)	5,661,900	450	3,600
GameStop Corp., Expiration: 05/02/2025; Exercise Price: $23.00 (b)	8,358,000	3,000	9,000
Hims & Hers Health, Inc. (b)
Expiration: 05/09/2025; Exercise Price: $27.00	2,482,500	750	49,500
Expiration: 05/09/2025; Exercise Price: $22.00	6,620,000	2,000	32,000
IonQ, Inc., Expiration: 05/09/2025; Exercise Price: $22.00 (b)	8,924,500	3,250	123,500
MARA Holdings, Inc., Expiration: 05/09/2025; Exercise Price: $11.00 (b)	8,356,250	6,250	65,625
MicroStrategy, Inc. (b)
Expiration: 05/02/2025; Exercise Price: $300.00	7,792,255	205	8,712
Expiration: 05/02/2025; Exercise Price: $295.00	6,651,925	175	6,913
MP Materials Corp., Expiration: 05/16/2025; Exercise Price: $19.00 (b)	6,848,800	2,800	70,000
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $90.00 (b)	11,120,732	1,021	3,063
Oklo, Inc., Expiration: 05/09/2025; Exercise Price: $19.00 (b)	7,122,000	3,000	51,000
Palantir Technologies, Inc. (b)
Expiration: 05/09/2025; Exercise Price: $83.00	7,106,400	600	35,100
Expiration: 05/09/2025; Exercise Price: $80.00	7,343,280	620	26,970
Expiration: 05/09/2025; Exercise Price: $95.00	1,184,400	100	13,050
ProShares UltraPro QQQ, Expiration: 05/02/2025; Exercise Price: $40.00 (b)	13,445,600	2,450	6,125
Reddit, Inc., Expiration: 05/02/2025; Exercise Price: $104.00 (b)	6,411,350	550	157,025
RH, Expiration: 05/02/2025; Exercise Price: $155.00 (b)	3,772,615	205	5,125
Robinhood Markets, Inc., Expiration: 05/02/2025; Exercise Price: $40.00 (b)	10,656,870	2,170	57,505
Super Micro Computer, Inc., Expiration: 05/02/2025; Exercise Price: $27.00 (b)	4,301,100	1,350	8,775
Tesla, Inc., Expiration: 05/02/2025; Exercise Price: $210.00 (b)	12,979,360	460	2,070
Upstart Holdings, Inc., Expiration: 05/09/2025; Exercise Price: $36.00 (b)	10,563,800	2,210	309,400
Vertiv Holdings Co., Expiration: 05/02/2025; Exercise Price: $73.00 (b)	6,147,360	720	9,000
Vistra Corp., Expiration: 05/09/2025; Exercise Price: $102.00 (b)	9,074,100	700	42,350
TOTAL PURCHASED OPTIONS (Cost $2,988,545)			1,691,598

The accompanying notes are an integral part of these financial statements.	40

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%	Shares
First American Government Obligations Fund - Class X, 4.25% (e)	11,814,336	11,814,336
TOTAL SHORT-TERM INVESTMENTS (Cost $11,814,336)		11,814,336

TOTAL INVESTMENTS - 102.4% (Cost $238,477,380)		237,499,621
Liabilities in Excess of Other Assets - (2.4)%		(5,636,968)
TOTAL NET ASSETS - 100.0%		$231,862,653

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

YieldMax Ultra Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (3.6)%	Notional Amount	Contracts	Value
Call Options - (3.6)% (a)(b)
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $124.00	$(8,360,100)	(700)	$(27,300)
AST SpaceMobile, Inc., Expiration: 05/02/2025; Exercise Price: $26.00	(5,222,250)	(2,250)	(20,250)
Carvana Co.
Expiration: 05/09/2025; Exercise Price: $260.00	(6,108,750)	(250)	(301,875)
Expiration: 05/09/2025; Exercise Price: $245.00	(6,108,750)	(250)	(470,000)
Cloudflare, Inc., Expiration: 05/09/2025; Exercise Price: $129.00	(6,642,900)	(550)	(283,250)
Coinbase Global, Inc.
Expiration: 05/02/2025; Exercise Price: $205.00	(4,666,470)	(230)	(81,650)
Expiration: 05/02/2025; Exercise Price: $220.00	(4,666,470)	(230)	(10,235)
Direxion Daily Small Cap Bull 3X Shares, Expiration: 05/02/2025; Exercise Price: $27.50	(9,292,900)	(3,650)	(40,150)
First Solar, Inc., Expiration: 05/02/2025; Exercise Price: $130.00	(5,661,900)	(450)	(55,350)
GameStop Corp., Expiration: 05/02/2025; Exercise Price: $29.00	(8,358,000)	(3,000)	(54,000)
Hims & Hers Health, Inc.
Expiration: 05/09/2025; Exercise Price: $31.00	(6,620,000)	(2,000)	(890,000)
Expiration: 05/09/2025; Exercise Price: $38.00	(2,482,500)	(750)	(141,375)
IonQ, Inc., Expiration: 05/09/2025; Exercise Price: $30.00	(8,924,500)	(3,250)	(443,625)
MARA Holdings, Inc., Expiration: 05/09/2025; Exercise Price: $14.50	(8,356,250)	(6,250)	(240,625)
MicroStrategy, Inc.
Expiration: 05/02/2025; Exercise Price: $385.00	(6,651,925)	(175)	(102,375)
Expiration: 05/02/2025; Exercise Price: $387.50	(7,792,255)	(205)	(100,963)
MP Materials Corp., Expiration: 05/16/2025; Exercise Price: $25.00	(6,848,800)	(2,800)	(406,000)
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $109.00	(11,120,732)	(1,021)	(196,032)
Oklo, Inc., Expiration: 05/09/2025; Exercise Price: $25.00	(7,122,000)	(3,000)	(286,500)
Palantir Technologies, Inc.
Expiration: 05/09/2025; Exercise Price: $112.00	(7,343,280)	(620)	(784,300)
Expiration: 05/09/2025; Exercise Price: $114.00	(7,106,400)	(600)	(690,000)

Expiration: 05/09/2025; Exercise Price: $130.00	(1,184,400)	(100)	(46,250)
ProShares UltraPro QQQ, Expiration: 05/02/2025; Exercise Price: $55.50	(13,445,600)	(2,450)	(350,350)
Reddit, Inc., Expiration: 05/02/2025; Exercise Price: $130.00	(6,411,350)	(550)	(146,300)
RH, Expiration: 05/02/2025; Exercise Price: $195.00	(3,772,615)	(205)	(30,237)
Robinhood Markets, Inc., Expiration: 05/02/2025; Exercise Price: $52.00	(10,656,870)	(2,170)	(383,005)
Super Micro Computer, Inc., Expiration: 05/02/2025; Exercise Price: $33.00	(4,301,100)	(1,350)	(62,775)
Tesla, Inc., Expiration: 05/02/2025; Exercise Price: $280.00	(12,979,360)	(460)	(372,600)
Upstart Holdings, Inc., Expiration: 05/09/2025; Exercise Price: $51.00	(10,563,800)	(2,210)	(966,875)
Vertiv Holdings Co., Expiration: 05/02/2025; Exercise Price: $92.00	(6,147,360)	(720)	(25,560)
Vistra Corp., Expiration: 05/09/2025; Exercise Price: $131.00	(9,074,100)	(700)	(451,500)
Total Call Options			(8,461,307)
TOTAL WRITTEN OPTIONS (Premiums received $6,975,637)			$(8,461,307)

The accompanying notes are an integral part of these financial statements.	41

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Universe Fund of Option Income ETFs
Schedule of Investments
April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 98.3%	Shares	Value
YieldMax AAPL Option Income Strategy ETF (a)	1,715,501	$24,445,889
YieldMax ABNB Option Income Strategy ETF (a)	2,032,882	24,516,557
YieldMax AI Option Income Strategy ETF (a)	5,281,677	25,140,782
YieldMax AMD Option Income Strategy ETF (a)	3,539,317	24,987,578
YieldMax AMZN Option Income Strategy ETF (a)	1,614,396	24,587,251
YieldMax BABA Option Income Strategy ETF (a)	1,376,188	23,009,863
YieldMax Bitcoin Option Income Strategy ETF (a)	2,255,232	23,882,907
YieldMax COIN Option Income Strategy ETF (a)	3,082,772	25,032,109
YieldMax CVNA Option Income Strategy ETF (a)	661,932	26,788,388
YieldMax DIS Option Income Strategy ETF (a)	1,854,259	23,923,279
YieldMax Gold Miners Option Income Strategy ETF (a)	1,328,203	20,773,095
YieldMax GOOGL Option Income Strategy ETF (a)	2,019,194	24,553,399
YieldMax Innovation Option Income Strategy ETF (a)	3,292,818	25,124,201
YieldMax JPM Option Income Strategy ETF (a)	1,478,016	23,057,050
YieldMax MARA Option Income Strategy ETF (a)	1,031,175	22,180,574
YieldMax META Option Income Strategy ETF (a)	1,642,799	23,787,729
YieldMax MRNA Option Income Strategy ETF (a)	8,921,294	23,463,003
YieldMax MSFT Option Income Strategy ETF (a)	1,518,061	24,638,130
YieldMax MSTR Option Income Strategy ETF (a)	1,061,552	25,838,176
YieldMax NFLX Option Income Strategy ETF (a)	1,310,397	24,635,464
YieldMax NVDA Option Income Strategy ETF (a)	1,674,627	24,081,137
YieldMax PLTR Option Income Strategy ETF (a)	392,121	25,683,925
YieldMax PYPL Option Income Strategy ETF (a)	1,894,098	24,547,510
YieldMax SMCI Option Income Strategy ETF (a)	1,356,664	24,067,219
YieldMax SNOW Option Income Strategy ETF (a)	1,668,406	25,226,299
YieldMax TSLA Option Income Strategy ETF (a)	3,235,930	27,052,375
YieldMax TSM Option Income Strategy ETF (a)	1,748,903	24,816,934
YieldMax XOM Option Income Strategy ETF (a)	1,782,178	22,909,898
YieldMax XYZ Option Income Strategy ETF (a)	2,258,646	24,483,723
TOTAL EXCHANGE TRADED FUNDS (Cost $901,319,083)		707,234,444

The accompanying notes are an integral part of these financial statements.	42

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 4.25% (b)	8,372,420	8,372,420
TOTAL SHORT-TERM INVESTMENTS (Cost $8,372,420)		8,372,420

TOTAL INVESTMENTS - 99.5% (Cost $909,691,503)		715,606,864
Other Assets in Excess of Liabilities - 0.5%		3,268,671
TOTAL NET ASSETS - 100.0%		$718,875,535

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

YieldMax XOM Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 61.5%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$10,423,000	$10,394,732
4.25%, 10/15/2025 (a)		6,367,000	6,370,264
3.88%, 01/15/2026 (a)		11,530,000	11,519,177
TOTAL U.S. TREASURY SECURITIES (Cost $28,240,328)			28,284,173

PURCHASED OPTIONS - 6.4%(b)	Notional Amount	Contracts
Call Options - 6.4%
Exxon Mobil Corp. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $117.00	$24,875,865	2,355	12,952
Expiration: 05/02/2025; Exercise Price: $114.00	20,809,110	1,970	10,835
Expiration: 05/16/2025; Exercise Price: $100.00	45,684,975	4,325	2,941,000
TOTAL PURCHASED OPTIONS (Cost $3,203,914)			2,964,787

SHORT-TERM INVESTMENTS - 31.8%
Money Market Funds - 0.7%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		332,750	332,750

U.S. Treasury Bills - 31.1%		Par
4.16%, 05/15/2025 (a)(g)		$4,197,000	4,190,129
4.19%, 06/12/2025 (a)(g)		4,210,000	4,189,236
4.12%, 08/14/2025 (a)(g)		5,991,000	5,918,047
			14,297,412
TOTAL SHORT-TERM INVESTMENTS (Cost $14,632,984)			14,630,162

TOTAL INVESTMENTS - 99.7% (Cost $46,077,226)			45,879,122
Other Assets in Excess of Liabilities - 0.3%			141,714
TOTAL NET ASSETS - 100.0%			$46,020,836

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	43

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax XOM Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (1.4)%	Notional Amount	Contracts	Value
Call Options - (0.2)%
Exxon Mobil Corp. (a)(b)
Expiration: 05/02/2025; Exercise Price: $111.00	$(24,875,865)	(2,355)	$(35,325)
Expiration: 05/02/2025; Exercise Price: $110.00	(20,809,110)	(1,970)	(50,235)
Total Call Options			(85,560)

Put Options - (1.2)%
Exxon Mobil Corp., Expiration: 05/16/2025; Exercise Price: $100.01 (a)(b)	(45,684,975)	(4,325)	(572,829)
TOTAL WRITTEN OPTIONS (Premiums received $2,194,620)			$(658,389)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax XYZ Option Income Strategy ETF
Schedule of Investments
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 55.7%		Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)		$16,329,000	$16,284,716
3.88%, 01/15/2026 (a)		17,120,000	17,103,929
TOTAL U.S. TREASURY SECURITIES (Cost $33,320,839)			33,388,645

PURCHASED OPTIONS - 10.7%(b)	Notional Amount	Contracts
Call Options - 10.7%
Block, Inc. (c)(d)(e)
Expiration: 05/02/2025; Exercise Price: $68.00	$60,048,690	10,270	415,935
Expiration: 05/16/2025; Exercise Price: $55.00	60,048,690	10,270	6,033,625
TOTAL PURCHASED OPTIONS (Cost $6,396,991)			6,449,560

SHORT-TERM INVESTMENTS - 39.4%
Money Market Funds - 2.5%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		1,487,550	1,487,550

U.S. Treasury Bills - 36.9%		Par
4.16%, 05/15/2025 (a)(g)		$3,259,000	3,253,664
4.18%, 06/12/2025 (a)(g)		5,107,000	5,081,812
4.12%, 08/14/2025 (a)(g)		13,942,000	13,772,227
			22,107,703
TOTAL SHORT-TERM INVESTMENTS (Cost $23,601,059)			23,595,253

TOTAL INVESTMENTS - 105.8% (Cost $63,318,889)			63,433,458
Liabilities in Excess of Other Assets - (5.8)%			(3,457,833)
TOTAL NET ASSETS - 100.0%			$59,975,625

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	44

Schedules of Investments & Written Options Contracts	YieldMax ETFs

April 30, 2025 (Unaudited)

(a)	All or a portion of this security has been pledged to the broker in connection with options as of April 30, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(g)	The rate shown is the annualized effective yield as of April 30, 2025.

YieldMax XYZ Option Income Strategy ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (6.7)%	Notional Amount	Contracts	Value
Call Options - (2.8)%
Block, Inc., Expiration: 05/02/2025; Exercise Price: $62.00 (a)(b)	$(60,048,690)	(10,270)	$(1,668,875)

Put Options - (3.9)%
Block, Inc., Expiration: 05/16/2025; Exercise Price: $55.01 (a)(b)	(60,048,690)	(10,270)	(2,329,167)
TOTAL WRITTEN OPTIONS (Premiums received $5,245,053)			$(3,998,042)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	45

Statements of Assets and Liabilities	YieldMax ETFs
April 30, 2025 (Unaudited)

	YieldMax AAPL Option Income Strategy ETF	YieldMax ABNB Option Income Strategy ETF	YieldMax AI Option Income Strategy ETF	YieldMax AMD Option Income Strategy ETF	YieldMax AMZN Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$121,382,899	$29,631,704	$88,075,707	$126,635,874	$249,421,263
Interest receivable	564,436	124,396	452,357	612,481	1,248,188
Deposit at broker for other investments	17,382	—	9,928,319	—	237,629
Receivable for investments sold	—	113,090	—	296,965	—
Cash	—	—	—	24,457,850	—
Total assets	121,964,717	29,869,190	98,456,383	152,003,170	250,907,080

LIABILITIES:
Written option contracts, at value	2,578,108	1,272,949	11,752,045	7,448,399	15,634,691
Payable to adviser (Note 4)	94,266	22,176	65,299	99,390	188,702
Payable for investments purchased	—	75,427	—	301,527	—
Due to broker	—	76,679	—	14,625,250	—
Total liabilities	2,672,374	1,447,231	11,817,344	22,474,566	15,823,393
NET ASSETS	$119,292,343	$28,421,959	$86,639,039	$129,528,604	$235,083,687

NET ASSETS CONSISTS OF:
Paid-in capital	$147,052,997	$37,865,159	$162,992,440	$234,678,393	$293,799,582
Total accumulated losses	(27,760,654)	(9,443,200)	(76,353,401)	(105,149,789)	(58,715,895)
Total net assets	$119,292,343	$28,421,959	$86,639,039	$129,528,604	$235,083,687

Net assets	$119,292,343	$28,421,959	$86,639,039	$129,528,604	$235,083,687
Shares issued and outstanding(a)	8,400,000	2,375,000	18,200,000	18,325,000	15,450,000
Net asset value per share	$14.20	$11.97	$4.76	$7.07	$15.22

COST:
Investments, at cost	$110,885,531	$28,548,277	$89,009,802	$126,949,473	$257,537,895

PROCEEDS:
Written options premium received	$10,741,197	$3,106,926	$10,894,636	$11,226,290	$14,660,622

(a)	Unlimited shares authorized without par value.

	YieldMax BABA Option Income Strategy ETF	YieldMax Bitcoin Option Income Strategy ETF	YieldMax COIN Option Income Strategy ETF	YieldMax CVNA Option Income Strategy ETF	YieldMax DIS Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$42,350,652	$114,548,238	$1,089,378,946	$59,207,154	$31,164,706
Interest receivable	259,385	381,888	6,598,237	302,426	113,343
Receivable for investments sold	199,313	—	7,536,853	314,893	—
Deposit at broker for other investments	40,801	644,178	—	194,398	183,604
Receivable for fund shares sold	—	—	8,320,848	7,058,030	—
Receivable for transaction fee	—	—	1,664	—	—
Total assets	42,850,151	115,574,304	1,111,836,548	67,076,901	31,461,653

LIABILITIES:
Written option contracts, at value	1,854,823	264,200	41,544,167	4,025,982	700,027
Payable for investments purchased	100,356	—	2,150,937	465,049	—
Payable to adviser (Note 4)	32,468	92,004	759,438	29,715	24,870
Interest payable	—	8,560	—	—	—
Due to broker	—	—	105,525	—	—
Total liabilities	1,987,647	364,764	44,560,067	4,520,746	724,897
NET ASSETS	$40,862,504	$115,209,540	$1,067,276,481	$62,556,155	$30,736,756

NET ASSETS CONSISTS OF:
Paid-in capital	$48,865,572	$144,889,236	$1,740,180,911	$60,667,515	$40,742,273
Total distributable earnings/(accumulated losses)	(8,003,068)	(29,679,696)	(672,904,430)	1,888,640	(10,005,517)
Total net assets	$40,862,504	$115,209,540	$1,067,276,481	$62,556,155	$30,736,756

The accompanying notes are an integral part of these financial statements.	46

Statements of Assets and Liabilities	YieldMax ETFs
April 30, 2025 (Unaudited)

	YieldMax BABA Option Income Strategy ETF	YieldMax Bitcoin Option Income Strategy ETF	YieldMax COIN Option Income Strategy ETF	YieldMax CVNA Option Income Strategy ETF	YieldMax DIS Option Income Strategy ETF
Net assets	$40,862,504	$115,209,540	$1,067,276,481	$62,556,155	$30,736,756
Shares issued and outstanding(a)	2,450,000	10,900,000	131,575,000	1,550,000	2,400,000
Net asset value per share	$16.68	$10.57	$8.11	$40.36	$12.81

COST:
Investments, at cost	$42,563,278	$111,697,492	$1,086,164,988	$57,628,934	$30,694,105

PROCEEDS:
Written options premium received	$2,429,195	$1,660,579	$116,680,815	$5,464,870	$1,945,350

(a)	Unlimited shares authorized without par value.

	YieldMax Gold Miners Option Income Strategy ETF	YieldMax GOOGL Option Income Strategy ETF	YieldMax Innovation Option Income Strategy ETF	YieldMax JPM Option Income Strategy ETF	YieldMax Magnificent 7 Fund of Option Income ETFs
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$74,150,449	$107,877,358	$61,333,294	$49,620,860	$5,473,561
Investments in affiliated securities, at value (Note 7)	—	—	—	—	293,244,689
Interest receivable	343,080	528,201	306,928	195,412	15,208
Deposit at broker for other investments	243,274	219,198	35,429	—	—
Receivable for investments sold	—	—	—	106,073	—
Total assets	74,736,803	108,624,757	61,675,651	49,922,345	298,733,458

LIABILITIES:
Written option contracts, at value	5,141,780	1,206,464	2,010,328	584,299	—
Payable to adviser (Note 4)	51,696	85,213	45,184	39,103	68,336
Payable for investments purchased	—	—	—	19,752	—
Due to broker	—	—	—	100,026	—
Total liabilities	5,193,476	1,291,677	2,055,512	743,180	68,336
NET ASSETS	$69,543,327	$107,333,080	$59,620,139	$49,179,165	$298,665,122

NET ASSETS CONSISTS OF:
Paid-in capital	$73,589,421	$134,134,492	$84,626,881	$57,675,618	$390,097,721
Total accumulated losses	(4,046,094)	(26,801,412)	(25,006,742)	(8,496,453)	(91,432,599)
Total net assets	$69,543,327	$107,333,080	$59,620,139	$49,179,165	$298,665,122

Net assets	$69,543,327	$107,333,080	$59,620,139	$49,179,165	$298,665,122
Shares issued and outstanding(a)	4,450,000	8,825,000	7,825,000	3,150,000	20,300,000
Net asset value per share	$15.63	$12.16	$7.62	$15.61	$14.71

COST:
Investments in unaffiliated securities, at cost	$77,238,792	$107,155,181	$60,790,856	$48,456,524	$5,473,561
Investments in affiliated securities, at cost	$—	$—	$—	$—	$379,963,101

PROCEEDS:
Written options premium received	$5,224,547	$6,054,772	$4,514,193	$2,550,100	$—

(a)	Unlimited shares authorized without par value.

	YieldMax MARA Option Income Strategy ETF	YieldMax META Option Income Strategy ETF	YieldMax MRNA Option Income Strategy ETF	YieldMax MSFT Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$44,133,434	$155,291,620	$82,551,321	$109,557,003

The accompanying notes are an integral part of these financial statements.	47

Statements of Assets and Liabilities	YieldMax ETFs
April 30, 2025 (Unaudited)

	YieldMax MARA Option Income Strategy ETF	YieldMax META Option Income Strategy ETF	YieldMax MRNA Option Income Strategy ETF	YieldMax MSFT Option Income Strategy ETF
Deposit at broker for other investments	827,922	—	54,801	47,965
Interest receivable	100,700	660,866	460,101	599,633
Receivable for fund shares sold	—	—	—	—
Receivable for transaction fee	—	—	—	—
Total assets	45,062,056	155,952,486	83,066,223	110,204,601

LIABILITIES:
Written option contracts, at value	2,701,725	13,904,538	6,752,103	2,328,721
Payable to adviser (Note 4)	30,958	110,461	55,289	87,426
Interest payable	—	—	—	—
Due to broker	—	272,148	—	—
Total liabilities	2,732,683	14,287,147	6,807,392	2,416,147
NET ASSETS	$42,329,373	$141,665,339	$76,258,831	$107,788,454

NET ASSETS CONSISTS OF:
Paid-in capital	$68,010,698	$187,039,779	$155,298,421	$130,953,805
Total accumulated losses	(25,681,325)	(45,374,440)	(79,039,590)	(23,165,351)
Total net assets	$42,329,373	$141,665,339	$76,258,831	$107,788,454

Net assets	$42,329,373	$141,665,339	$76,258,831	$107,788,454
Shares issued and outstanding(a)	1,975,000	9,700,000	29,025,000	6,675,000
Net asset value per share	$21.43	$14.60	$2.63	$16.15

COST:
Investments, at cost	$46,996,256	$161,284,315	$79,781,615	$106,984,513

PROCEEDS:
Written options premium received	$6,790,614	$12,031,637	$8,768,074	$5,328,036

(a)	Unlimited shares authorized without par value.

	YieldMax MSTR Short Option Income Strategy ETF	YieldMax NFLX Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$5,992,725	$134,071,204	$1,308,557,968	$304,014,342	$49,713,315
Deposit at broker for other investments	330,745	161,475	242,977	3,730,068	197,965
Interest receivable	26,580	404,828	9,227,199	1,247,031	224,053
Cash	—	—	5,542,250	—	—
Receivable for investments sold	—	—	—	1,347,822	163,598
Receivable for fund shares sold	—	7,056,525	—	—	—
Receivable for transaction fee	—	1,411	—	—	—
Total assets	6,350,050	141,695,443	1,323,570,394	310,339,263	50,298,931

LIABILITIES:
Written option contracts, at value	999,967	1,882,313	41,169,258	20,786,153	363,519
Payable to adviser (Note 4)	4,040	92,192	1,011,607	166,616	38,790
Payable for investments purchased	—	—	—	1,876,622	19,997
Total liabilities	1,004,007	1,974,505	42,180,865	22,829,391	422,306
NET ASSETS	$5,346,043	$139,720,938	$1,281,389,529	$287,509,872	$49,876,625

NET ASSETS CONSISTS OF:
Paid-in capital	$6,390,148	$134,989,034	$2,038,302,649	$279,657,865	$70,061,178
Total distributable earnings/ (accumulated losses)	(1,044,105)	4,731,904	(756,913,120)	7,852,007	(20,184,553)
Total net assets	$5,346,043	$139,720,938	$1,281,389,529	$287,509,872	$49,876,625

The accompanying notes are an integral part of these financial statements.	48

Statements of Assets and Liabilities	YieldMax ETFs
April 30, 2025 (Unaudited)

	YieldMax MSTR Short Option Income Strategy ETF	YieldMax NFLX Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF
Net assets	$5,346,043	$139,720,938	$1,281,389,529	$287,509,872	$49,876,625
Shares issued and outstanding(a)	125,000	7,425,000	89,400,000	4,400,000	3,875,000
Net asset value per share	$42.77	$18.82	$14.33	$65.34	$12.87

COST:
Investments, at cost	$6,642,686	$115,247,493	$1,303,453,790	$276,125,406	$48,889,458

PROCEEDS:
Written options premium received	$561,542	$8,819,053	$107,409,516	$27,710,707	$3,949,535

(a)	Unlimited shares authorized without par value.

	YieldMax Short	YieldMax Short	YieldMax Short	YieldMax Short
	COIN Option	N100 Option	NVDA Option	TSLA Option	YieldMax SMCI
	Income Strategy	Income Strategy	Income Strategy	Income Strategy	Option Income
	ETF	ETF	ETF	ETF	Strategy ETF
ASSETS:
Investments, at value (Note 2)	$34,619,957	$11,131,835	$7,933,889	$20,520,738	$152,804,985
Deposit at broker for other investments	27,835,082	669,509	3,375,780	11,187,605	97,972
Interest receivable	177,881	46,032	44,763	116,738	668,686
Receivable for investments sold	—	36,544	—	433,382	17,812,886
Receivable for fund shares sold	—	—	—	—	442,860
Receivable for transaction fee	—	—	—	—	88
Total assets	62,632,920	11,883,920	11,354,432	32,258,463	171,827,477

LIABILITIES:
Written option contracts, at value	11,518,790	306,797	974,200	5,409,768	13,979,060
Payable to adviser (Note 4)	34,916	9,290	8,896	23,477	96,443
Payable for investments purchased	—	3,258	—	114,940	34,134,245
Total liabilities	11,553,706	319,345	983,096	5,548,185	48,209,748
NET ASSETS	$51,079,214	$11,564,575	$10,371,336	$26,710,278	$123,617,729

NET ASSETS CONSISTS OF:
Paid-in capital	$80,777,521	$12,821,038	$15,305,798	$42,178,729	$178,372,184
Total accumulated losses	(29,698,307)	(1,256,463)	(4,934,462)	(15,468,451)	(54,754,455)
Total net assets	$51,079,214	$11,564,575	$10,371,336	$26,710,278	$123,617,729

Net assets	$51,079,214	$11,564,575	$10,371,336	$26,710,278	$123,617,729
Shares issued and outstanding(a)	6,950,000	700,000	925,000	4,400,000	7,150,000
Net asset value per share	$7.35	$16.52	$11.21	$6.07	$17.29

COST:
Investments, at cost	$37,416,451	$11,525,460	$8,605,431	$22,506,262	$149,721,934

PROCEEDS:
Written options premium received	$6,662,991	$491,469	$853,745	$3,147,403	$14,941,872

(a)	Unlimited shares authorized without par value.

	YieldMax SNOW	YieldMax TSLA	YieldMax TSM	YieldMax Ultra	YieldMax Universe
	Option Income	Option Income	Option Income	Option Income	Fund of Option
	Strategy ETF	Strategy ETF	Strategy ETF	Strategy ETF	Income ETFs
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$47,985,328	$966,620,506	$42,656,319	$237,499,621	$8,372,420
Investments in affiliated securities, at value (Note 7)	—	—	—	—	707,234,444

The accompanying notes are an integral part of these financial statements.	49

Statements of Assets and Liabilities	YieldMax ETFs
April 30, 2025 (Unaudited)

	YieldMax SNOW	YieldMax TSLA	YieldMax TSM	YieldMax Ultra	YieldMax Universe
	Option Income	Option Income	Option Income	Option Income	Fund of Option
	Strategy ETF	Strategy ETF	Strategy ETF	Strategy ETF	Income ETFs
Interest receivable	181,298	6,280,832	175,452	37,074	25,356
Deposit at broker for other investments	92,194	50,011,327	1,817,555	850,156	3,268,336
Receivable for investments sold	—	—	—	1,559,311	—
Receivable for fund shares sold	—	—	—	5,596,925	7,947,060
Dividends receivable	—	—	—	6,250	—
Cash	—	—	—	96,434	—
Receivable for transaction fee	—	—	—	1,119	—
Total assets	48,258,820	1,022,912,665	44,649,326	245,646,890	726,847,616

LIABILITIES:
Written option contracts, at value	922,232	26,488,829	3,057,664	8,461,307	—
Payable to adviser (Note 4)	34,454	732,880	31,586	195,297	160,861
Payable for investments purchased	—	—	—	5,127,633	7,811,220
Total liabilities	956,686	27,221,709	3,089,250	13,784,237	7,972,081
NET ASSETS	$47,302,134	$995,690,956	$41,560,076	$231,862,653	$718,875,535

NET ASSETS CONSISTS OF:
Paid-in capital	$57,364,590	$1,572,931,926	$56,492,317	$371,247,100	$950,339,335
Total accumulated losses	(10,062,456)	(577,240,970)	(14,932,241)	(139,384,447)	(231,463,800)
Total net assets	$47,302,134	$995,690,956	$41,560,076	$231,862,653	$718,875,535

Net assets	$47,302,134	$995,690,956	$41,560,076	$231,862,653	$718,875,535
Shares issued and outstanding(a)	3,125,000	119,025,000	2,925,000	39,375,000	54,275,000
Net asset value per share	$15.14	$8.37	$14.21	$5.89	$13.25

COST:
Investments in unaffiliated securities, at cost	$44,748,993	$895,153,470	$45,827,373	$238,477,380	$8,372,420
Investments in affiliated securities, at cost	$—	$—	$—	$—	$901,319,083

PROCEEDS:
Written options premium received	$3,984,407	$101,983,560	$3,275,549	$6,975,637	$—

(a)	Unlimited shares authorized without par value.

	YieldMax XOM	YieldMax XYZ
	Option Income	Option Income
	Strategy ETF	Strategy ETF
ASSETS:
Investments, at value (Note 2)	$45,879,122	$63,433,458
Deposit at broker for other investments	601,474	244,732
Interest receivable	237,111	342,068
Total assets	46,717,707	64,020,258

LIABILITIES:
Written option contracts, at value	658,389	3,998,042
Payable to adviser (Note 4)	38,482	46,591
Total liabilities	696,871	4,044,633
NET ASSETS	$46,020,836	$59,975,625

NET ASSETS CONSISTS OF:
Paid-in capital	$56,864,850	$102,791,703
Total accumulated losses	(10,844,014)	(42,816,078)
Total net assets	$46,020,836	$59,975,625

Net assets	$46,020,836	$59,975,625
Shares issued and outstanding(a)	3,575,000	5,550,000
Net asset value per share	$12.87	$10.81

COST:
Investments, at cost	$46,077,226	$63,318,889

The accompanying notes are an integral part of these financial statements.	50

Statements of Assets and Liabilities	YieldMax ETFs
April 30, 2025 (Unaudited)

	YieldMax XOM	YieldMax XYZ
	Option Income	Option Income
	Strategy ETF	Strategy ETF
PROCEEDS:
Written options premium received	$2,194,620	$5,245,053

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	51

Statements of Operations	YieldMax ETFs
For the Six-Months/Periods Ended April 30, 2025 (Unaudited)

	YieldMax AAPL	YieldMax ABNB	YieldMax AI	YieldMax AMD	YieldMax AMZN
	Option Income	Option Income	Option Income	Option Income	Option Income
	Strategy ETF	Strategy ETF	Strategy ETF	Strategy ETF	Strategy ETF
INVESTMENT INCOME:
Interest income	$2,637,185	$600,610	$1,890,819	$3,430,761	$5,685,509
Dividend income	5	2	21	—	28
Total investment income	2,637,190	600,612	1,890,840	3,430,761	5,685,537

EXPENSES:
Investment advisory fee (Note 4)	602,578	143,133	408,553	732,528	1,221,122
Interest expense	279	1,913	—	8,162	102,198
Total expenses	602,857	145,046	408,553	740,690	1,323,320
NET INVESTMENT INCOME	2,034,333	455,566	1,482,287	2,690,071	4,362,217

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,817,808)	(2,681,431)	(16,702,309)	(50,232,845)	5,387,627
Written option contracts expired or closed	(24,467,061)	(3,885,952)	(14,593,197)	(23,575,920)	(6,037,180)
Net realized gain (loss)	(32,284,869)	(6,567,383)	(31,295,506)	(73,808,765)	(649,553)
Net change in unrealized appreciation (depreciation) on:
Investments	11,269,255	895,984	(357,409)	9,263,454	(6,197,041)
Written option contracts	7,900,984	1,506,921	(2,331,200)	9,787,619	(3,298,832)
Net change in unrealized appreciation (depreciation)	19,170,239	2,402,905	(2,688,609)	19,051,073	(9,495,873)
Net realized and unrealized gain (loss)	(13,114,630)	(4,164,478)	(33,984,115)	(54,757,692)	(10,145,426)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,080,297)	$(3,708,912)	$(32,501,828)	$(52,067,621)	$(5,783,209)

	YieldMax BABA	YieldMax Bitcoin	YieldMax COIN	YieldMax CVNA	YieldMax DIS
	Option Income	Option Income	Option Income	Option Income	Option Income
	Strategy ETF	Strategy ETF	Strategy ETF	Strategy ETF(a)	Strategy ETF
INVESTMENT INCOME:
Interest income	$733,088	$1,404,026	$24,088,514	$155,371	$740,002
Dividend income	—	7	82	—	2
Total investment income	733,088	1,404,033	24,088,596	155,371	740,004

EXPENSES:
Investment advisory fee (Note 4)	181,978	518,034	5,049,280	39,310	162,770
Interest expense	—	—	274,757	2,162	28,989
Total expenses	181,978	518,034	5,324,037	41,472	191,759
NET INVESTMENT INCOME	551,110	885,999	18,764,559	113,899	548,245

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	9,602,208	(15,469,170)	(47,897,990)	2,441,815	(239,522)
Written option contracts expired or closed	(8,633,025)	28,404,788	(207,015,603)	(347,954)	(5,327,449)
Net realized gain (loss)	969,183	12,935,618	(254,913,593)	2,093,861	(5,566,971)
Net change in unrealized appreciation (depreciation) on:
Investments	1,193,748	2,998,239	57,447,684	1,578,220	248,743
Written option contracts	1,521,048	(7,642,220)	142,037,238	1,438,888	1,037,457
Net change in unrealized appreciation (depreciation)	2,714,796	(4,643,981)	199,484,922	3,017,108	1,286,200
Net realized and unrealized gain (loss)	3,683,979	8,291,637	(55,428,671)	5,110,969	(4,280,771)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,235,089	$9,177,636	$(36,664,112)	$5,224,868	$(3,732,526)

(a)	Inception date of the Fund was January 29, 2025.

The accompanying notes are an integral part of these financial statements.	52

Statements of Operations	YieldMax ETFs
For the Six-Months/Periods Ended April 30, 2025 (Unaudited)

	YieldMax Gold		YieldMax		YieldMax
	Miners Option	YieldMax GOOGL	Innovation Option	YieldMax JPM	Magnificent 7 Fund
	Income Strategy	Option Income	Income Strategy	Option Income	of Option Income
	ETF	Strategy ETF	ETF	Strategy ETF	ETFs
INVESTMENT INCOME:
Interest income	$965,606	$2,375,307	$1,298,237	$971,837	$63,923
Dividend income from unaffiliated securities	1	13	21	2	6
Dividend income from affiliated securities	—	—	—	—	66,997,136
Other income	—	—	—	—	—
Total investment income	965,607	2,375,320	1,298,258	971,839	67,061,065

EXPENSES:
Investment advisory fee (Note 4)	234,921	511,572	312,613	210,545	429,237
Interest expense	5,915	78,511	296	17,551	—
Total expenses	240,836	590,083	312,909	228,096	429,237
NET INVESTMENT INCOME	724,771	1,785,237	985,349	743,743	66,631,828

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	11,004,039	761,771	5,486,462	2,376,720	(9)
Investments in affiliated securities	—	—	—	—	(9,984,472)
Written option contracts expired or closed	(498,504)	(10,315,205)	(10,591,373)	(7,462,084)	—
Net realized gain (loss)	10,505,535	(9,553,434)	(5,104,911)	(5,085,364)	(9,984,481)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(2,548,393)	(1,158,157)	1,454,588	1,297,193	—
Investments in affiliated securities	—	—	—	—	(84,073,639)
Written option contracts	(500,036)	2,025,747	963,031	2,068,630	—
Net change in unrealized appreciation (depreciation)	(3,048,429)	867,590	2,417,619	3,365,823	(84,073,639)
Net realized and unrealized gain (loss)	7,457,106	(8,685,844)	(2,687,292)	(1,719,541)	(94,058,120)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,181,877	$(6,900,607)	$(1,701,943)	$(975,798)	$(27,426,292)

	YieldMax MARA	YieldMax META	YieldMax MRNA	YieldMax MSFT	YieldMax MSTR
	Option Income	Option Income	Option Income	Option Income	Option Income
	Strategy ETF(a)	Strategy ETF	Strategy ETF	Strategy ETF	Strategy ETF
INVESTMENT INCOME:
Interest income	$525,205	$3,571,375	$1,552,882	$2,523,273	$23,983,593
Dividend income	1	—	3	7	377
Total investment income	525,206	3,571,375	1,552,885	2,523,280	23,983,970

EXPENSES:
Investment advisory fee (Note 4)	112,934	764,749	302,147	549,414	9,234,061
Interest expense	6,316	33,276	158	20,750	41,826
Income tax expense	547	—	—	—	—
Total expenses	119,797	798,025	302,305	570,164	9,275,887
NET INVESTMENT INCOME	405,409	2,773,350	1,250,580	1,953,116	14,708,083

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(14,036,031)	6,241,403	(33,675,861)	(17,652,500)	(31,378,433)
Written option contracts expired or closed	(1,598,045)	(10,949,537)	(7,242,744)	1,601,951	149,910,485
Net realized gain (loss)	(15,634,076)	(4,708,134)	(40,918,605)	(16,050,549)	118,532,052
Net change in unrealized appreciation (depreciation) on:
Investments	(2,862,822)	(4,165,386)	2,876,921	5,982,317	206,178,897
Written option contracts	4,088,889	(5,039,154)	1,839,386	4,199,425	221,779,745
Net change in unrealized appreciation (depreciation)	1,226,067	(9,204,540)	4,716,307	10,181,742	427,958,642
Net realized and unrealized gain (loss)	(14,408,009)	(13,912,674)	(36,202,298)	(5,868,807)	546,490,694
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,002,600)	$(11,139,324)	$(34,951,718)	$(3,915,691)	$561,198,777

The accompanying notes are an integral part of these financial statements.	53

Statements of Operations	YieldMax ETFs
For the Six-Months/Periods Ended April 30, 2025 (Unaudited)

	YieldMax NFLX	YieldMax NVDA	YieldMax PLTR	YieldMax PYPL
	Option Income	Option Income	Option Income	Option Income
	Strategy ETF	Strategy ETF	Strategy ETF	Strategy ETF
INVESTMENT INCOME:
Interest income	$2,041,463	$31,095,192	$1,923,219	$1,193,948
Dividend income	7	—	9	8
Total investment income	2,041,470	31,095,192	1,923,228	1,193,956

EXPENSES:
Investment advisory fee (Note 4)	464,336	6,764,500	524,104	264,815
Interest expense	6,011	781,013	13,240	64,166
Total expenses	470,347	7,545,513	537,344	328,981
NET INVESTMENT INCOME	1,571,123	23,549,679	1,385,884	864,975

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	7,161,935	(299,021,781)	73,775,621	(6,688,470)
Written option contracts expired or closed	(7,427,561)	(65,987,882)	(43,889,204)	(7,367,409)
Net realized gain (loss)	(265,626)	(365,009,663)	29,886,417	(14,055,879)
Net change in unrealized appreciation (depreciation) on:
Investments	18,949,238	4,294,361	27,871,101	1,742,034
Written option contracts	6,488,014	57,027,172	6,934,866	2,414,142
Net change in unrealized appreciation (depreciation)	25,437,252	61,321,533	34,805,967	4,156,176
Net realized and unrealized gain (loss)	25,171,626	(303,688,130)	64,692,384	(9,899,703)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,742,749	$(280,138,451)	$66,078,268	$(9,034,728)

	YieldMax Short		YieldMax Short	YieldMax Short
	COIN Option	YieldMax Short	NVDA Option	TSLA Option	YieldMax SMCI
	Income Strategy	N100 Option Income	Income Strategy	Income Strategy	Option Income
	ETF	Strategy ETF	ETF	ETF	Strategy ETF
INVESTMENT INCOME:
Interest income	$818,145	$181,307	$220,553	$417,212	$1,646,978
Dividend income	1	3	2	3	12
Total investment income	818,146	181,310	220,555	417,215	1,646,990

EXPENSES:
Investment advisory fee (Note 4)	193,833	42,991	58,842	105,484	415,237
Interest expense	12,065	3,493	3,367	9,824	17,929
Total expenses	205,898	46,484	62,209	115,308	433,166
NET INVESTMENT INCOME	612,248	134,826	158,346	301,907	1,213,824

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	9,220,916	282,426	2,483,738	3,559,743	24,789,108
Written option contracts expired or closed	(4,897,781)	(324,886)	(2,509,994)	(5,152,836)	(38,460,951)
Net realized gain (loss)	4,323,135	(42,460)	(26,256)	(1,593,093)	(13,671,843)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,176,634)	(266,826)	(220,391)	(1,206,987)	3,899,667
Written option contracts	(5,481,172)	314,634	709,544	(1,470,211)	1,429,437
Net change in unrealized appreciation (depreciation)	(11,657,806)	47,808	489,153	(2,677,198)	5,329,104
Net realized and unrealized gain (loss)	(7,334,671)	5,348	462,897	(4,270,291)	(8,342,739)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,722,423)	$140,174	$621,243	$(3,968,384)	$(7,128,915)

The accompanying notes are an integral part of these financial statements.	54

Statements of Operations	YieldMax ETFs
For the Six-Months/Periods Ended April 30, 2025 (Unaudited)

	YieldMax SNOW	YieldMax TSLA	YieldMax TSM	YieldMax Ultra	YieldMax Universe
	Option Income	Option Income	Option Income	Option Income	Fund of Option
	Strategy ETF	Strategy ETF	Strategy ETF	Strategy ETF	Income ETFs
INVESTMENT INCOME:
Interest income	$774,746	$22,820,330	$797,118	$329,493	$147,963
Dividend income from unaffiliated securities	7	33	2	486,659	17
Dividend income from affiliated securities	—	—	—	—	179,188,354
Total investment income	774,753	22,820,363	797,120	816,152	179,336,334

EXPENSES:
Investment advisory fee (Note 4)	199,230	5,065,401	184,282	1,549,985	936,975
Interest expense	1,700	254,525	3,858	488,439	—
Total expenses	200,930	5,319,926	188,140	2,038,424	936,975
Expense reimbursement by Adviser	—	—	—	(124,999)	—
Net expenses	200,930	5,319,926	188,140	1,913,425	936,975
NET INVESTMENT INCOME/(LOSS)	573,823	17,500,437	608,980	(1,097,273)	178,399,359

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(2,657,973)	171,938,484	(5,521,575)	(3,535,948)	83,401
Investments in affiliated securities	—	—	—	—	(31,675,477)
Written option contracts expired or closed	(1,449,588)	(356,684,649)	1,669,513	(2,287,597)	3,940,586
Net realized gain (loss)	(4,107,561)	(184,746,165)	(3,852,062)	(5,823,545)	(27,651,490)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	4,089,341	122,990,875	(2,551,443)	(7,839,359)	(15,207)
Investments in affiliated securities	—	—	—	—	(187,030,975)
Written option contracts	3,560,038	36,136,388	243,127	(4,278,096)	(1,364,798)
Net change in unrealized appreciation (depreciation)	7,649,379	159,127,263	(2,308,316)	(12,117,455)	(188,410,980)
Net realized and unrealized gain (loss)	3,541,818	(25,618,902)	(6,160,378)	(17,941,000)	(216,062,470)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,115,641	$(8,118,465)	$(5,551,398)	$(19,038,273)	$(37,663,111)

	YieldMax XOM Option Income Strategy ETF	YieldMax XYZ Option Income Strategy ETF
INVESTMENT INCOME:
Interest income	$994,921	$1,690,915
Dividend income	—	19
Total investment income	994,921	1,690,934

EXPENSES:
Investment advisory fee (Note 4)	225,447	353,565
Interest expense	40,954	109,429
Total expenses	266,401	462,994
NET INVESTMENT INCOME	728,520	1,227,940

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,885,932)	1,503,582
Written option contracts expired or closed	(1,215,736)	(24,125,094)
Net realized gain (loss)	(6,101,668)	(22,621,512)
Net change in unrealized appreciation (depreciation) on:
Investments	304,433	(1,135,761)
Written option contracts	1,055,084	(709,944)
Net change in unrealized appreciation (depreciation)	1,359,517	(1,845,705)
Net realized and unrealized gain (loss)	(4,742,151)	(24,467,217)

The accompanying notes are an integral part of these financial statements.	55

Statements of Operations	YieldMax ETFs
For the Six-Months/Periods Ended April 30, 2025 (Unaudited)

	YieldMax XOM	YieldMax XYZ
	Option Income	Option Income
	Strategy ETF	Strategy ETF
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,013,631)	$(23,239,277)

The accompanying notes are an integral part of these financial statements.	56

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax AAPL Option Income		YieldMax ABNB Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Year ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$2,034,333	$2,539,590	$455,566	$106,572
Net realized gain (loss)	(32,284,869)	7,735,438	(6,567,383)	89,477
Net change in unrealized appreciation (depreciation)	19,170,239	2,121,758	2,402,905	514,499
Net increase (decrease) in net assets from operations	(11,080,297)	12,396,786	(3,708,912)	710,548

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,034,333)	(7,952,933)	(455,566)	(782,854)
From return of capital	(13,576,302)	(7,942,237)	(5,206,416)	(480,389)
Total distributions to shareholders	(15,610,635)	(15,895,170)	(5,661,982)	(1,263,243)

CAPITAL TRANSACTIONS:
Subscriptions	69,843,248	57,645,405	27,631,295	19,731,438
Redemptions	(16,341,342)	(18,076,480)	(6,588,288)	(2,439,675)
ETF transaction fees (See Note 9)	17,237	15,144	6,844	3,934
Net increase (decrease) in net assets from capital transactions	53,519,143	39,584,069	21,049,851	17,295,697

NET INCREASE (DECREASE) IN NET ASSETS	26,828,211	36,085,685	11,678,957	16,743,002

NET ASSETS:
Beginning of the period	92,464,132	56,378,447	16,743,002	—
End of the period	$119,292,343	$92,464,132	$28,421,959	$16,743,002

SHARES TRANSACTIONS
Subscriptions	4,125,000	3,225,000	1,775,000	1,175,000
Redemptions	(1,050,000)	(975,000)	(425,000)	(150,000)
Total increase (decrease) in shares outstanding	3,075,000	2,250,000	1,350,000	1,025,000

(a)	Inception date of the Fund was June 24, 2024.

	YieldMax AI Option Income		YieldMax AMD Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$1,482,287	$878,479	$2,690,071	$3,522,687
Net realized gain (loss)	(31,295,506)	(11,544,721)	(73,808,765)	4,775,836
Net change in unrealized appreciation (depreciation)	(2,688,609)	897,105	19,051,073	(15,081,804)
Net increase (decrease) in net assets from operations	(32,501,828)	(9,769,137)	(52,067,621)	(6,783,281)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,482,287)	(874,595)	(2,690,071)	(9,911,652)
From return of capital	(31,726,118)	(13,131,653)	(33,415,817)	(43,650,526)
Total distributions to shareholders	(33,208,405)	(14,006,248)	(36,105,888)	(53,562,178)

CAPITAL TRANSACTIONS:
Subscriptions	137,600,962	71,703,313	139,294,405	221,236,288
Redemptions	(19,555,370)	(13,672,755)	(42,849,425)	(45,374,730)
ETF transaction fees (See Note 9)	31,432	17,075	36,428	53,322
Net increase (decrease) in net assets from capital transactions	118,077,024	58,047,633	96,481,408	175,914,880

NET INCREASE (DECREASE) IN NET ASSETS	52,366,791	34,272,248	8,307,899	115,569,421

NET ASSETS:
Beginning of the period	34,272,248	—	121,220,705	5,651,284

The accompanying notes are an integral part of these financial statements.	57

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax AI Option Income		YieldMax AMD Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024
End of the period	$86,639,039	$34,272,248	$129,528,604	$121,220,705

SHARES TRANSACTIONS
Subscriptions	16,675,000	5,150,000	13,625,000	11,825,000
Redemptions	(2,575,000)	(1,050,000)	(4,950,000)	(2,475,000)
Total increase (decrease) in shares outstanding	14,100,000	4,100,000	8,675,000	9,350,000

(a)	Inception date of the Fund was November 27, 2023.

	YieldMax AMZN Option Income		YieldMax BABA Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Year ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$4,362,217	$3,927,612	$551,110	$72,948
Net realized gain (loss)	(649,553)	4,655,652	969,183	2,800,531
Net change in unrealized appreciation (depreciation)	(9,495,873)	1,684,873	2,714,796	(2,353,050)
Net increase (decrease) in net assets from operations	(5,783,209)	10,268,137	4,235,089	520,429

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,362,217)	(11,939,727)	(551,110)	(1,351,303)
From return of capital	(46,516,661)	(26,751,756)	(10,856,173)	—
Total distributions to shareholders	(50,878,878)	(38,691,483)	(11,407,283)	(1,351,303)

CAPITAL TRANSACTIONS:
Subscriptions	173,955,370	183,046,380	72,060,258	23,431,765
Redemptions	(61,186,305)	(9,481,770)	(45,064,801)	(1,589,377)
ETF transaction fees (See Note 9)	47,028	38,506	23,223	4,504
Net increase (decrease) in net assets from capital transactions	112,816,093	173,603,116	27,018,680	21,846,892

NET INCREASE (DECREASE) IN NET ASSETS	56,154,006	145,179,770	19,846,486	21,016,018

NET ASSETS:
Beginning of the period	178,929,681	33,749,911	21,016,018	—
End of the period	$235,083,687	$178,929,681	$40,862,504	$21,016,018

SHARES TRANSACTIONS
Subscriptions	9,100,000	8,425,000	3,675,000	1,075,000
Redemptions	(3,250,000)	(475,000)	(2,225,000)	(75,000)
Total increase (decrease) in shares outstanding	5,850,000	7,950,000	1,450,000	1,000,000

(a)	Inception date of the Fund was August 7, 2024.

	YieldMax Bitcoin Option Income		YieldMax COIN Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$885,999	$196,447	$18,764,559	$18,167,917
Net realized gain (loss)	12,935,618	(10,846,767)	(254,913,593)	101,236,234
Net change in unrealized appreciation (depreciation)	(4,643,981)	8,891,106	199,484,922	(121,778,731)
Net increase (decrease) in net assets from operations	9,177,636	(1,759,214)	(36,664,112)	(2,374,580)

The accompanying notes are an integral part of these financial statements.	58

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Bitcoin Option Income		YieldMax COIN Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(885,999)	(687,940)	(18,764,559)	(130,427,868)
From return of capital	(35,524,179)	(15,428,412)	(485,369,539)	(274,839,752)
Total distributions to shareholders	(36,410,178)	(16,116,352)	(504,134,098)	(405,267,620)

CAPITAL TRANSACTIONS:
Subscriptions	149,066,458	111,001,130	1,255,893,265	1,169,856,957
Redemptions	(54,494,618)	(45,326,800)	(303,365,038)	(172,263,215)
ETF transaction fees (See Note 9)	40,712	30,766	311,852	268,424
Net increase (decrease) in net assets from capital transactions	94,612,552	65,705,096	952,840,079	997,862,166

NET INCREASE (DECREASE) IN NET ASSETS	67,380,010	47,829,530	412,041,869	590,219,966

NET ASSETS:
Beginning of the period	47,829,530	—	655,234,612	65,014,646
End of the period	$115,209,540	$47,829,530	$1,067,276,481	$655,234,612

SHARES TRANSACTIONS
Subscriptions	11,825,000	6,900,000	99,300,000	58,775,000
Redemptions	(4,675,000)	(3,150,000)	(21,300,000)	(8,500,000)
Total increase (decrease) in shares outstanding	7,150,000	3,750,000	78,000,000	50,275,000

(a)	Inception date of the Fund was April 22, 2024.

	YieldMax CVNA	YieldMax DIS
	Option Income	Option Income
	Strategy ETF	Strategy ETF
	Period ended	Six-Months ended
	April 30, 2025(a)	April 30, 2025	Year ended
	(Unaudited)	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$113,899	$548,245	$538,435
Net realized gain (loss)	2,093,861	(5,566,971)	(1,777,865)
Net change in unrealized appreciation (depreciation)	3,017,108	1,286,200	497,689
Net increase (decrease) in net assets from operations	5,224,868	(3,732,526)	(741,741)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(113,899)	(548,245)	(666,805)
From return of capital	(3,222,329)	(4,338,570)	(3,706,250)
Total distributions to shareholders	(3,336,228)	(4,886,815)	(4,373,055)

CAPITAL TRANSACTIONS:
Subscriptions	68,766,235	21,926,620	27,578,670
Redemptions	(8,098,720)	(5,104,434)	(3,938,118)
ETF transaction fees (See Note 9)	—	5,406	6,303
Net increase (decrease) in net assets from capital transactions	60,667,515	16,827,592	23,646,855

NET INCREASE (DECREASE) IN NET ASSETS	62,556,155	8,208,251	18,532,059

NET ASSETS:
Beginning of the period	—	22,528,505	3,996,446
End of the period	$62,556,155	$30,736,756	$22,528,505

The accompanying notes are an integral part of these financial statements.	59

Statements of Changes in Net Assets	YieldMax ETFs

SHARES TRANSACTIONS

	YieldMax CVNA	YieldMax DIS
	Option Income	Option Income
	Strategy ETF	Strategy ETF
	Period ended	Six-Months ended
	April 30, 2025(a)	April 30, 2025	Year ended
	(Unaudited)	(Unaudited)	October 31, 2024
Subscriptions	1,775,000	1,300,000	1,450,000
Redemptions	(225,000)	(325,000)	(225,000)
Total increase (decrease) in shares outstanding	1,550,000	975,000	1,225,000

(a)	Inception date of the Fund was January 29, 2025.

	YieldMax Gold Miners Option Income		YieldMax GOOGL Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$724,771	$329,405	$1,785,237	$1,540,083
Net realized gain (loss)	10,505,535	(94,669)	(9,553,434)	(6,293,239)
Net change in unrealized appreciation (depreciation)	(3,048,429)	42,853	867,590	6,338,039
Net increase (decrease) in net assets from operations	8,181,877	277,589	(6,900,607)	1,584,883

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(724,771)	(961,525)	(1,785,237)	(1,894,535)
From return of capital	(10,819,264)	(2,062,505)	(16,522,210)	(11,181,438)
Total distributions to shareholders	(11,544,035)	(3,024,030)	(18,307,447)	(13,075,973)

CAPITAL TRANSACTIONS:
Subscriptions	56,302,430	36,420,648	72,392,970	74,778,135
Redemptions	(14,827,882)	(2,264,633)	(10,820,075)	(8,685,733)
ETF transaction fees (See Note 9)	14,226	7,137	16,642	16,693
Net increase (decrease) in net assets from capital transactions	41,488,774	34,163,152	61,589,537	66,109,095

NET INCREASE (DECREASE) IN NET ASSETS	38,126,616	31,416,711	36,381,483	54,618,005

NET ASSETS:
Beginning of the period	31,416,711	—	70,951,597	16,333,592
End of the period	$69,543,327	$31,416,711	$107,333,080	$70,951,597

SHARES TRANSACTIONS
Subscriptions	3,575,000	1,950,000	4,900,000	4,375,000
Redemptions	(950,000)	(125,000)	(800,000)	(525,000)
Total increase (decrease) in shares outstanding	2,625,000	1,825,000	4,100,000	3,850,000

(a)	Inception date of the Fund was May 20, 2024.

	YieldMax Innovation Option Income		YieldMax JPM Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Year ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$985,349	$2,813,231	$743,743	$597,777
Net realized gain (loss)	(5,104,911)	(8,676,835)	(5,085,364)	817,182
Net change in unrealized appreciation (depreciation)	2,417,619	18,820,293	3,365,823	(17,107)
Net increase (decrease) in net assets from operations	(1,701,943)	12,956,689	(975,798)	1,397,852

The accompanying notes are an integral part of these financial statements.	60

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Innovation Option Income		YieldMax JPM Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Year ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(985,349)	(2,803,181)	(743,743)	(1,423,567)
From return of capital	(13,424,684)	(23,765,706)	(6,454,770)	(1,980,575)
Total distributions to shareholders	(14,410,033)	(26,568,887)	(7,198,513)	(3,404,142)

CAPITAL TRANSACTIONS:
Subscriptions	33,983,028	28,369,395	36,008,932	29,986,308
Redemptions	(12,704,645)	(27,422,377)	(5,091,837)	(4,857,290)
ETF transaction fees (See Note 9)	9,338	11,158	8,220	6,969
Net increase (decrease) in net assets from capital transactions	21,287,721	958,176	30,925,315	25,135,987

NET INCREASE (DECREASE) IN NET ASSETS	5,175,745	(12,654,022)	22,751,004	23,129,697

NET ASSETS:
Beginning of the period	54,444,394	67,098,416	26,428,161	3,298,464
End of the period	$59,620,139	$54,444,394	$49,179,165	$26,428,161

SHARES TRANSACTIONS
Subscriptions	3,475,000	2,450,000	1,975,000	1,525,000
Redemptions	(1,275,000)	(2,400,000)	(275,000)	(250,000)
Total increase (decrease) in shares outstanding	2,200,000	50,000	1,700,000	1,275,000

			YieldMax MARA
	YieldMax Magnificent 7 Fund of		Option Income
	Option Income ETFs		Strategy ETF
	Six-Months ended		Period ended
	April 30, 2025	Period ended	April 30, 2025(b)
	(Unaudited)	October 31, 2024(a)	(Unaudited)
OPERATIONS:
Net investment income (loss)	$66,631,828	$10,364,715	$405,409
Net realized gain (loss)	(9,984,481)	703,694	(15,634,076)
Net change in unrealized appreciation (depreciation)	(84,073,639)	(2,644,773)	1,226,067
Net increase (decrease) in net assets from operations	(27,426,292)	8,423,636	(14,002,600)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(59,785,033)	(11,300,209)	(405,409)
From return of capital	—	(12,967,418)	(11,273,316)
Total distributions to shareholders	(59,785,033)	(24,267,627)	(11,678,725)

CAPITAL TRANSACTIONS:
Subscriptions	215,440,168	219,703,880	80,429,813
Redemptions	(12,234,510)	(21,189,100)	(12,436,938)
ETF transaction fees (See Note 9)	—	—	17,823
Net increase (decrease) in net assets from capital transactions	203,205,658	198,514,780	68,010,698

NET INCREASE (DECREASE) IN NET ASSETS	115,994,333	182,670,789	42,329,373

NET ASSETS:
Beginning of the period	182,670,789	—	—
End of the period	$298,665,122	$182,670,789	$42,329,373

SHARES TRANSACTIONS
Subscriptions	11,250,000	10,900,000	2,450,000
Redemptions	(750,000)	(1,100,000)	(475,000)
Total increase (decrease) in shares outstanding	10,500,000	9,800,000	1,975,000

(a)	Inception date of the Fund was January 29, 2024.

(b)	Inception date of the Fund was December 9, 2024.

The accompanying notes are an integral part of these financial statements.	61

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax META Option Income		YieldMax MRNA Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Year ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$2,773,350	$2,513,383	$1,250,580	$809,578
Net realized gain (loss)	(4,708,134)	18,322,251	(40,918,605)	(18,886,706)
Net change in unrealized appreciation (depreciation)	(9,204,540)	1,583,662	4,716,307	135,842
Net increase (decrease) in net assets from operations	(11,139,324)	22,419,296	(34,951,718)	(17,941,286)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,773,350)	(24,199,271)	(1,250,580)	(829,150)
From return of capital	(29,609,308)	(5,732,114)	(24,018,160)	(9,155,627)
Total distributions to shareholders	(32,382,658)	(29,931,385)	(25,268,740)	(9,984,777)

CAPITAL TRANSACTIONS:
Subscriptions	93,594,238	137,746,925	122,230,283	68,569,325
Redemptions	(36,878,158)	(14,131,075)	(14,619,478)	(13,269,820)
ETF transaction fees (See Note 9)	26,095	30,376	27,370	16,368
Net increase (decrease) in net assets from capital transactions	56,742,175	123,646,226	107,638,175	55,315,873

NET INCREASE (DECREASE) IN NET ASSETS	13,220,193	116,134,137	47,417,717	27,389,810

NET ASSETS:
Beginning of the period	128,445,146	12,311,009	28,841,114	1,451,304
End of the period	$141,665,339	$128,445,146	$76,258,831	$28,841,114

SHARES TRANSACTIONS
Subscriptions	5,025,000	6,750,000	28,925,000	4,600,000
Redemptions	(1,975,000)	(725,000)	(3,875,000)	(700,000)
Total increase (decrease) in shares outstanding	3,050,000	6,025,000	25,050,000	3,900,000

	YieldMax MSFT Option Income		YieldMax MSTR Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Year ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$1,953,116	$2,026,375	$14,708,083	$3,758,992
Net realized gain (loss)	(16,050,549)	3,680,515	118,532,052	290,278,624
Net change in unrealized appreciation (depreciation)	10,181,742	(4,848,130)	427,958,642	(32,718,175)
Net increase (decrease) in net assets from operations	(3,915,691)	858,760	561,198,777	261,319,441

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,953,116)	(6,248,686)	(14,708,083)	(247,274,410)
From return of capital	(12,284,974)	(8,000,692)	(922,204,737)	—
Total distributions to shareholders	(14,238,090)	(14,249,378)	(936,912,820)	(247,274,410)

CAPITAL TRANSACTIONS:
Subscriptions	67,684,512	90,153,288	3,085,953,618	837,555,035
Redemptions	(22,609,370)	(4,466,118)	(246,324,627)	(38,707,543)
ETF transaction fees (See Note 9)	18,059	18,924	666,455	174,753
Net increase (decrease) in net assets from capital transactions	45,093,201	85,706,094	2,840,295,446	799,022,245

NET INCREASE (DECREASE) IN NET ASSETS	26,939,420	72,315,476	2,464,581,403	813,067,276

NET ASSETS:
Beginning of the period	80,849,034	8,533,558	813,067,276	—

The accompanying notes are an integral part of these financial statements.	62

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax MSFT Option Income		YieldMax MSTR Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Year ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024(a)
End of the period	$107,788,454	$80,849,034	$3,277,648,679	$813,067,276

SHARES TRANSACTIONS
Subscriptions	3,675,000	4,175,000	115,375,000	29,350,000
Redemptions	(1,350,000)	(225,000)	(8,875,000)	(1,375,000)
Total increase (decrease) in shares outstanding	2,325,000	3,950,000	106,500,000	27,975,000

(a)	Inception date of the Fund was February 21, 2024.

	YieldMax NFLX Option Income Strategy ETF
	Six-Months ended
	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$1,571,123	$1,597,112
Net realized gain (loss)	(265,626)	15,463,007
Net change in unrealized appreciation (depreciation)	25,437,252	172,796
Net increase (decrease) in net assets from operations	26,742,749	17,232,915

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,571,123)	(17,515,864)
From return of capital	(20,306,612)	(551,336)
Total distributions to shareholders	(21,877,735)	(18,067,200)

CAPITAL TRANSACTIONS:
Subscriptions	85,962,358	68,005,073
Redemptions	(2,589,095)	(31,784,023)
ETF transaction fees (See Note 9)	17,710	19,958
Net increase (decrease) in net assets from capital transactions	83,390,973	36,241,008

NET INCREASE (DECREASE) IN NET ASSETS	88,255,987	35,406,723

NET ASSETS:
Beginning of the period	51,464,951	16,058,228
End of the period	$139,720,938	$51,464,951

SHARES TRANSACTIONS
Subscriptions	4,675,000	3,800,000
Redemptions	(150,000)	(1,800,000)
Total increase (decrease) in shares outstanding	4,525,000	2,000,000

	YieldMax NVDA Option Income		YieldMax PLTR Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Year ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$23,549,679	$20,704,734	$1,385,884	$6,990
Net realized gain (loss)	(365,009,663)	282,183,166	29,886,417	(194,179)
Net change in unrealized appreciation (depreciation)	61,321,533	25,809,389	34,805,967	7,523
Net increase (decrease) in net assets from operations	(280,138,451)	328,697,289	66,078,268	(179,666)

The accompanying notes are an integral part of these financial statements.	63

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax NVDA Option Income		YieldMax PLTR Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Year ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024(a)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(23,549,679)	(311,324,754)	(1,385,884)	—
From return of capital	(453,843,551)	(63,150,284)	(56,660,711)	—
Total distributions to shareholders	(477,393,230)	(374,475,038)	(58,046,595)	—

CAPITAL TRANSACTIONS:
Subscriptions	1,052,213,097	1,226,812,205	417,825,175	6,339,543
Redemptions	(258,341,827)	(95,177,880)	(144,620,110)	—
ETF transaction fees (See Note 9)	262,112	264,398	112,489	768
Net increase (decrease) in net assets from capital transactions	794,133,382	1,131,898,723	273,317,554	6,340,311

NET INCREASE (DECREASE) IN NET ASSETS	36,601,701	1,086,120,974	281,349,227	6,160,645

NET ASSETS:
Beginning of the period	1,244,787,828	158,666,854	6,160,645	—
End of the period	$1,281,389,529	$1,244,787,828	$287,509,872	$6,160,645

SHARES TRANSACTIONS
Subscriptions	52,475,000	46,225,000	6,350,000	125,000
Redemptions	(13,100,000)	(4,000,000)	(2,075,000)	—
Total increase (decrease) in shares outstanding	39,375,000	42,225,000	4,275,000	125,000

(a)	Inception date of the Fund was October 7, 2024.

	YieldMax PYPL Option Income		YieldMax Short COIN Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Year ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$864,975	$616,471	$612,248	$187,643
Net realized gain (loss)	(14,055,879)	6,896,786	4,323,135	(4,038,270)
Net change in unrealized appreciation (depreciation)	4,156,176	377,038	(11,657,806)	4,005,513
Net increase (decrease) in net assets from operations	(9,034,728)	7,890,295	(6,722,423)	154,886

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(864,975)	(8,716,230)	(612,248)	(3,417,195)
From return of capital	(9,334,873)	(697,730)	(19,101,327)	(2,261,623)
Total distributions to shareholders	(10,199,848)	(9,413,960)	(19,713,575)	(5,678,818)

CAPITAL TRANSACTIONS:
Subscriptions	34,587,268	54,740,170	74,105,874	54,838,058
Redemptions	(10,684,818)	(9,382,330)	(36,649,577)	(9,289,688)
ETF transaction fees (See Note 9)	9,054	12,824	22,151	12,326
Net increase (decrease) in net assets from capital transactions	23,911,504	45,370,664	37,478,448	45,560,696

NET INCREASE (DECREASE) IN NET ASSETS	4,676,928	43,846,999	11,042,450	40,036,764

NET ASSETS:
Beginning of the period	45,199,697	1,352,698	40,036,764	—
End of the period	$49,876,625	$45,199,697	$51,079,214	$40,036,764

SHARES TRANSACTIONS
Subscriptions	2,000,000	3,000,000	8,600,000	2,900,000
Redemptions	(675,000)	(525,000)	(4,025,000)	(525,000)
Total increase (decrease) in shares outstanding	1,325,000	2,475,000	4,575,000	2,375,000

(a)	Inception date of the Fund was July 9, 2024.

The accompanying notes are an integral part of these financial statements.	64

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Short N100 Option Income		YieldMax Short NVDA Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$134,826	$31,418	$158,346	$69,738
Net realized gain (loss)	(42,460)	173,656	(26,256)	(137,892)
Net change in unrealized appreciation (depreciation)	47,808	(256,760)	489,153	(1,281,150)
Net increase (decrease) in net assets from operations	140,174	(51,686)	621,243	(1,349,304)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(134,826)	(189,417)	(158,346)	(385,033)
From return of capital	(1,020,707)	—	(3,663,022)	(442,930)
Total distributions to shareholders	(1,155,533)	(189,417)	(3,821,368)	(827,963)

CAPITAL TRANSACTIONS:
Subscriptions	10,866,802	6,291,440	11,545,315	14,309,308
Redemptions	(4,341,005)	—	(8,598,898)	(1,513,690)
ETF transaction fees (See Note 9)	3,042	758	4,029	2,664
Net increase (decrease) in net assets from capital transactions	6,528,839	6,292,198	2,950,446	12,798,282

NET INCREASE (DECREASE) IN NET ASSETS	5,513,480	6,051,095	(249,679)	10,621,015

NET ASSETS:
Beginning of the period	6,051,095	—	10,621,015	—
End of the period	$11,564,575	$6,051,095	$10,371,336	$10,621,015

SHARES TRANSACTIONS
Subscriptions	625,000	325,000	900,000	800,000
Redemptions	(250,000)	—	(675,000)	(100,000)
Total increase (decrease) in shares outstanding	375,000	325,000	225,000	700,000

(a)	Inception date of the Fund was August 14, 2024.

(b)	Inception date of the Fund was July 23, 2024.

	YieldMax Short TSLA Option Income		YieldMax SMCI Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$301,907	$195,942	$1,213,824	$22,648
Net realized gain (loss)	(1,593,093)	(320,760)	(13,671,843)	(2,912,304)
Net change in unrealized appreciation (depreciation)	(2,677,198)	(1,570,691)	5,329,104	(1,283,242)
Net increase (decrease) in net assets from operations	(3,968,384)	(1,695,509)	(7,128,915)	(4,172,898)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(301,907)	(781,280)	(1,213,824)	(22,648)
From return of capital	(8,721,371)	(3,752,805)	(42,216,171)	(1,315,877)
Total distributions to shareholders	(9,023,278)	(4,534,085)	(43,429,995)	(1,338,525)

CAPITAL TRANSACTIONS:
Subscriptions	31,852,035	32,236,730	214,008,560	17,104,548
Redemptions	(15,243,668)	(2,929,515)	(51,481,065)	—
ETF transaction fees (See Note 9)	9,419	6,533	53,098	2,921
Net increase (decrease) in net assets from capital transactions	16,617,786	29,313,748	162,580,593	17,107,469

The accompanying notes are an integral part of these financial statements.	65

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Short TSLA Option Income		YieldMax SMCI Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024(b)
NET INCREASE (DECREASE) IN NET ASSETS	3,626,124	23,084,154	112,021,683	11,596,046

NET ASSETS:
Beginning of the period	23,084,154	—	11,596,046	—
End of the period	$26,710,278	$23,084,154	$123,617,729	$11,596,046

SHARES TRANSACTIONS
Subscriptions	4,525,000	2,275,000	8,650,000	350,000
Redemptions	(2,175,000)	(225,000)	(1,850,000)	—
Total increase (decrease) in shares outstanding	2,350,000	2,050,000	6,800,000	350,000

(a)	Inception date of the Fund was May 1, 2024.

(b)	Inception date of the Fund was September 11, 2024.

	YieldMax SNOW Option Income		YieldMax TSLA Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$573,823	$189,989	$17,500,437	$31,821,008
Net realized gain (loss)	(4,107,561)	531,671	(184,746,165)	33,573,917
Net change in unrealized appreciation (depreciation)	7,649,379	(1,350,869)	159,127,263	(29,302,181)
Net increase (decrease) in net assets from operations	4,115,641	(629,209)	(8,118,465)	36,092,744

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(573,823)	(937,968)	(17,500,437)	(31,820,428)
From return of capital	(12,037,097)	(1,820,930)	(407,834,728)	(486,932,585)
Total distributions to shareholders	(12,610,920)	(2,758,898)	(425,335,165)	(518,753,013)

CAPITAL TRANSACTIONS:
Subscriptions	55,926,663	23,005,275	973,049,490	856,132,540
Redemptions	(18,899,833)	(865,825)	(370,754,672)	(225,731,279)
ETF transaction fees (See Note 9)	14,966	4,274	268,761	216,057
Net increase (decrease) in net assets from capital transactions	37,041,796	22,143,724	602,563,579	630,617,318

NET INCREASE (DECREASE) IN NET ASSETS	28,546,517	18,755,617	169,109,949	147,957,049

NET ASSETS:
Beginning of the period	18,755,617	—	826,581,007	678,623,958
End of the period	$47,302,134	$18,755,617	$995,690,956	$826,581,007

SHARES TRANSACTIONS
Subscriptions	3,050,000	1,225,000	79,675,000	69,700,000
Redemptions	(1,100,000)	(50,000)	(29,925,000)	(16,900,000)
Reverse Stock Split (Note 10)	—	—	—	(44,725,000	)(b)
Total increase (decrease) in shares outstanding	1,950,000	1,175,000	49,750,000	8,075,000

(a)	Inception date of the Fund was June 10, 2024.

(b)	Share amounts for the Fund have been adjusted for a one-for-two reverse stock split effective on February 26, 2024 (Note 10).

The accompanying notes are an integral part of these financial statements.	66

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax TSM Option Income		YieldMax Ultra Option Income
	Strategy ETF		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Period ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$608,980	$37,259	$(1,097,273)	$(348,207)
Net realized gain (loss)	(3,852,062)	253,395	(5,823,545)	(11,958,411)
Net change in unrealized appreciation (depreciation)	(2,308,316)	(644,853)	(12,117,455)	9,654,026
Net increase (decrease) in net assets from operations	(5,551,398)	(354,199)	(19,038,273)	(2,652,592)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(608,980)	(569,854)	—	(3,008,277)
From return of capital	(7,847,810)	(466,466)	(114,685,305)	(89,997,353)
Total distributions to shareholders	(8,456,790)	(1,036,320)	(114,685,305)	(93,005,630)

CAPITAL TRANSACTIONS:
Subscriptions	41,771,829	25,624,027	173,265,682	344,831,008
Redemptions	(9,445,325)	(1,006,720)	(13,147,610)	(43,819,140)
ETF transaction fees (See Note 9)	10,146	4,826	37,283	77,230
Net increase (decrease) in net assets from capital transactions	32,336,650	24,622,133	160,155,355	301,089,098

NET INCREASE (DECREASE) IN NET ASSETS	18,328,462	23,231,614	26,431,777	205,430,876

NET ASSETS:
Beginning of the period	23,231,614	—	205,430,876	—
End of the period	$41,560,076	$23,231,614	$231,862,653	$205,430,876

SHARES TRANSACTIONS
Subscriptions	2,300,000	1,225,000	20,275,000	24,400,000
Redemptions	(550,000)	(50,000)	(1,675,000)	(3,625,000)
Total increase (decrease) in shares outstanding	1,750,000	1,175,000	18,600,000	20,775,000

(a)	Inception date of the Fund was August 20, 2024.
(b)	Inception date of the Fund was February 28, 2024.

	YieldMax Universe Fund of Option		YieldMax XOM Option Income
	Income ETFs		Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$178,399,359	$27,964,054	$728,520	$735,648
Net realized gain (loss)	(27,651,490)	(15,077,396)	(6,101,668)	389,916
Net change in unrealized appreciation (depreciation)	(188,410,980)	(5,673,659)	1,359,517	750,795
Net increase (decrease) in net assets from operations	(37,663,111)	7,212,999	(4,013,631)	1,876,359

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(171,601,430)	(27,963,154)	(728,520)	(1,792,420)
From return of capital	—	(36,079,501)	(5,566,120)	(2,567,003)
Total distributions to shareholders	(171,601,430)	(64,042,655)	(6,294,640)	(4,359,423)

CAPITAL TRANSACTIONS:
Subscriptions	600,642,440	443,566,538	32,997,067	35,970,935
Redemptions	(17,872,557)	(41,367,053)	(8,908,765)	(7,668,120)
ETF transaction fees (See Note 9)	—	364	8,382	8,728
Net increase (decrease) in net assets from capital transactions	582,769,883	402,199,849	24,096,684	28,311,543

NET INCREASE (DECREASE) IN NET ASSETS	373,505,342	345,370,193	13,788,413	25,828,479

The accompanying notes are an integral part of these financial statements.	67

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Universe Fund of Option		YieldMax XOM Option
	Income ETFs		Income Strategy ETF
	Six-Months ended		Six-Months ended
	April 30, 2025	Period ended	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024(a)	(Unaudited)	October 31, 2024
NET ASSETS:
Beginning of the period	345,370,193	—	32,232,423	6,403,944
End of the period	$718,875,535	$345,370,193	$46,020,836	$32,232,423

SHARES TRANSACTIONS
Subscriptions	35,175,000	22,675,000	2,225,000	2,075,000
Redemptions	(1,300,000)	(2,275,000)	(625,000)	(450,000)
Total increase (decrease) in shares outstanding	33,875,000	20,400,000	1,600,000	1,625,000

(a)	Inception date of the Fund was January 16, 2024.

	YieldMax XYZ Option Income Strategy ETF
	Six-Months ended
	April 30, 2025	Year ended
	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$1,227,940	$1,154,925
Net realized gain (loss)	(22,621,512)	2,873,897
Net change in unrealized appreciation (depreciation)	(1,845,705)	3,128,873
Net increase (decrease) in net assets from operations	(23,239,277)	7,157,695

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,227,940)	(6,862,639)
From return of capital	(18,233,035)	(9,747,016)
Total distributions to shareholders	(19,460,975)	(16,609,655)

CAPITAL TRANSACTIONS:
Subscriptions	69,458,590	89,037,003
Redemptions	(17,073,890)	(32,886,815)
ETF transaction fees (See Note 9)	17,307	24,385
Net increase (decrease) in net assets from capital transactions	52,402,007	56,174,573

NET INCREASE (DECREASE) IN NET ASSETS	9,701,755	46,722,613

NET ASSETS:
Beginning of the period	50,273,870	3,551,257
End of the period	$59,975,625	$50,273,870

SHARES TRANSACTIONS
Subscriptions	3,775,000	4,200,000
Redemptions	(1,050,000)	(1,575,000)
Total increase (decrease) in shares outstanding	2,725,000	2,625,000

The accompanying notes are an integral part of these financial statements.	68

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the six-months/periods presented

		INVESTMENT OPERATIONS:			LESS DISTRIBUITONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of dividends, interest and broker expense to average net assets(d)	Ratio of tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding dividends, interest, tax, and broker expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax AAPL Option Income Strategy ETF
4/30/2025(f)	$17.36	0.27	(1.38)	(1.11)	(0.25)	—	(1.80)	(2.05)	0.00(g)	$14.20	-7.05%	$119,292	0.99%	0.99%	0.00%(h)	—%	0.99%	3.34%	17%
10/31/2024	$18.33	0.69	2.72	3.41	(2.19)	—	(2.19)	(4.38)	0.00(g)	$17.36	21.14%	$92,464	1.06%	1.06%	0.07%	—%	0.99%	3.82%	20%
10/31/2023(i)	$20.00	0.44	0.06	0.50	(0.41)	—	(1.77)	(2.18)	0.01	$18.33	1.88%	$56,378	0.99%	0.99%	—%	—%	0.99%	4.16%	42%
YieldMax ABNB Option Income Strategy ETF
4/30/2025(f)	$16.33	0.22	(1.65)	(1.43)	(0.41)	—	(2.52)	(2.93)	0.00(g)	$11.97	-10.43%	$28,422	1.00%	1.00%	0.01%	—%	0.99%	3.15%	29%
10/31/2024(j)	$20.00	0.19	(1.81)	(1.62)	(1.28)	—	(0.78)	(2.06)	0.01	$16.33	-7.19%	$16,743	1.06%	1.06%	0.07%	—%	0.99%	3.22%	46%
YieldMax AI Option Income Strategy ETF
4/30/2025(f)	$8.36	0.12	(0.69)	(0.57)	(0.49)	—	(2.54)	(3.03)	0.00(g)	$4.76	-15.58%	$86,639	0.99%	0.99%	—%	—%	0.99%	3.59%	15%
10/31/2024(k)	$20.00	0.38	(5.37)	(4.99)	(0.42)	—	(6.24)	(6.66)	0.01	$8.36	-30.62%	$34,272	1.67%	1.67%	0.68%	—%	0.99%	3.56%	4%
YieldMax AMD Option Income Strategy ETF
4/30/2025(f)	$12.56	0.17	(3.29)	(3.12)	(0.32)	—	(2.05)	(2.37)	0.00(g)	$7.07	-28.13%	$129,529	1.00%	1.00%	0.01%	—%	0.99%	3.64%	38%
10/31/2024	$18.84	0.68	4.59	5.27	(2.14)	—	(9.42)	(11.56)	0.01	$12.56	25.62%	$121,221	1.23%	1.23%	0.24%	—%	0.99%	4.06%	37%
10/31/2023(l)	$20.00	0.10	(1.26)	(1.16)	—	—	—	—	0.00(g)	$18.84	-5.80%	$5,651	0.99%	0.99%	—%	—%	—%	4.39%	—%
YieldMax AMZN Option Income Strategy ETF
4/30/2025(f)	$18.64	0.32	0.15	0.47	(0.52)	—	(3.37)	(3.89)	0.00(g)	$15.22	1.09%	$235,084	1.07%	1.07%	0.08%	—%	0.99%	3.54%	21%
10/31/2024	$20.45	0.81	5.36	6.17	(2.47)	—	(5.52)	(7.99)	0.01	$18.64	32.51%	$178,930	1.17%	1.17%	0.18%	—%	0.99%	3.90%	27%
10/31/2023(m)	$20.00	0.23	1.31	1.54	(1.10)	—	—	(1.10)	0.01	$20.45	7.94%	$33,750	1.06%	1.06%	0.07%	—%	0.99%	4.10%	2%
YieldMax BABA Option Income Strategy ETF
4/30/2025(f)	$21.02	0.28	1.17	1.45	(0.32)	—	(5.48)	(5.81)	0.01	$16.68	6.52%	$40,863	0.99%	0.99%	—%	—%	0.99%	3.00%	53%
10/31/2024(n)	$20.00	0.15	2.85	3.00	(1.99)	—	—	(1.99)	0.01	$21.02	15.00%	$21,016	1.07%	1.07%	0.08%	—%	0.99%	3.05%	16%
YieldMax Bitcoin Option Income Strategy ETF
4/30/2025(f)	$12.75	0.10	1.88	1.98	(0.23)	—	(3.93)	(4.16)	0.00(g)	$10.57	15.78%	$115,210	0.99%	0.99%	—%	—%	0.99%	1.69%	25%
10/31/2024(o)	$20.00	0.07	(1.88)	(1.81)	(0.23)	—	(5.22)	(5.45)	0.01	$12.75	-7.26%	$47,830	4.75%	4.75%	3.76%	—%	0.99%	0.91%	28%
YieldMax COIN Option Income Strategy ETF
4/30/2025(f)	$12.23	0.21	1.95	2.16	(0.92)	—	(5.36)	(6.28)	0.00(g)	$8.11	6.99%	$1,067,276	1.04%	1.04%	0.05%	—%	0.99%	3.68%	24%
10/31/2024	$19.70	0.76	12.23	12.99	(6.59)	—	(13.88)	(20.47)	0.01	$12.23	62.36%	$655,235	1.22%	1.22%	0.23%	—%	0.99%	4.10%	27%
10/31/2023(p)	$20.00	0.18	0.72	0.90	(1.21)	—	—	(1.21)	0.01	$19.70	4.69%	$65,015	1.09%	1.09%	0.10%	—%	0.99%	4.28%	9%
YieldMax CVNA Option Income Strategy ETF
4/30/2025(f)(q)	$50.00	0.25	(3.01)	(2.76)	(0.33)	—	—	(7.21)	—	$40.36	-1.74%	$62,556	1.04%	1.04%	0.05%	—%	0.99%	2.87%	—%
YieldMax DIS Option Income Strategy ETF
4/30/2025(f)	$15.81	0.26	(0.85)	(0.59)	(0.38)	—	(2.03)	(2.41)	0.00(g)	$12.81	-5.56%	$30,737	1.17%	1.17%	0.18%	—%	0.99%	3.33%	53%
10/31/2024	$19.98	0.69	1.48	2.17	(0.97)	—	(5.38)	(6.35)	0.01	$15.81	10.47%	$22,529	1.31%	1.31%	0.32%	—%	0.99%	3.87%	20%
10/31/2023(r)	$20.00	0.14	0.10	0.24	(0.26)	—	—	(0.26)	0.00(g)	$19.98	1.22%	$3,996	1.15%	1.15%	0.16%	—%	0.99%	3.69%	2%
YieldMax Gold Miners Option Income Strategy ETF
4/30/2025(f)	$17.21	0.24	1.80	2.04	(0.10)	—	(3.52)	(3.62)	0.00(g)	$15.63	14.25%	$69,543	1.01%	1.01%	0.02%	—%	0.99%	3.05%	27%
10/31/2024(s)	$20.00	0.30	(0.52)	(0.22)	(0.82)	—	(1.76)	(2.58)	0.01	$17.21	-0.66%	$31,417	1.08%	1.08%	0.09%	—%	0.99%	3.75%	14%
YieldMax GOOGL Option Income Strategy ETF
4/30/2025(f)	$15.02	0.24	(0.76)	(0.52)	(0.15)	—	(2.19)	(2.34)	0.00(g)	$12.16	-4.15%	$107,333	1.14%	1.14%	0.15%	—%	0.99%	3.45%	25%
10/31/2024	$18.67	0.65	0.98	1.63	(0.77)	—	(4.52)	(5.29)	0.01	$15.02	9.81%	$70,952	1.20%	1.20%	0.21%	—%	0.99%	3.91%	359%
10/31/2023(t)	$20.00	0.20	(0.86)	(0.66)	(0.68)	—	—	(0.68)	0.01	$18.67	-3.50%	$16,334	0.99%	0.99%	—%	—%	0.99%	3.68%	13%
YieldMax Innovation Option Income Strategy ETF
4/30/2025(f)	$9.68	0.15	(0.04)	0.11	(0.16)	—	(2.01)	(2.17)	0.00(g)	$7.62	-1.41%	$59,620	0.99%	0.99%	0.00%(h)	—%	0.99%	3.12%	97%
10/31/2024	$12.04	0.49	1.84	2.33	(0.49)	—	(4.20)	(4.69)	0.00(g)	$9.68	20.85%	$54,444	1.00%	1.00%	0.01%	—%	0.99%	4.22%	64%
10/31/2023(u)	$20.00	0.58	(2.62)	(2.04)	(4.27)	—	(1.66)	(5.93)	0.01	$12.04	-13.76%	$67,098	1.19%	1.19%	0.20%	—%	0.99%	4.24%	60%
YieldMax JPM Option Income Strategy ETF
4/30/2025(f)	$18.23	0.30	(0.03)	0.27	(0.25)	—	(2.64)	(2.89)	0.00(g)	$15.61	0.81%	$49,179	1.07%	1.07%	0.08%	—%	0.99%	3.50%	17%

The accompanying notes are an integral part of these financial statements.	69

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the six-months/periods presented

		INVESTMENT OPERATIONS:			LESS DISTRIBUITONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of dividends, interest and broker expense to average net assets(d)	Ratio of tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding dividends, interest, tax, and broker expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)e)
10/31/2024	$18.85	0.77	3.20	3.97	(1.92)	—	(2.68)	(4.60)	0.01	$18.23	22.35%	$26,428	1.18%	1.18%	0.19%	—%	0.99%	3.99%	11%
10/31/2023(v)	$20.00	0.11	(1.01)	(0.90)	(0.10)	—	(0.15)	(0.25)	0.00(g)	$18.85	-4.58%	$3,298	1.05%	1.05%	0.06%	—%	0.99%	4.04%	42%
YieldMax Magnificent 7 Fund of Option Income ETFs
4/30/2025(f)	$18.64	3.88(qq)	(4.25)	(0.37)	(3.56)	—	—	(3.56)	—	$14.71	-3.67%	$298,665	0.29%(rr)	0.29%(rr)	–%(rr)	–%(rr)	0.29%(rr)	45.02%(rr)	19%
10/31/2024(w)	$20.00	2.57(qq)	1.49	4.06	(2.52)	—	(2.90)	(5.42)	—	$18.64	22.44%	$182,671	0.29%(rr)	0.29%(rr)	–%(rr)	–%(rr)	0.29%(rr)	17.41%(rr)	21%
YieldMax MARA Option Income Strategy ETF
4/30/2025(f)(x)	$50.00	0.37	(19.48)	(19.11)	(0.72)	—	(8.76)	(9.48)	0.02	$21.43	-41.03%	$42,329	1.05%	1.05%	0.06%	0.00%(h)	0.99%	3.55%	—%
YieldMax META Option Income Strategy ETF
4/30/2025(f)	$19.32	0.33	(1.21)	(0.88)	(0.36)	—	(3.48)	(3.84)	0.00(g)	$14.60	-6.81%	$141,665	1.03%	1.03%	0.04%	—%	0.99%	3.59%	19%
10/31/2024	$19.70	0.80	8.94	9.74	(8.19)	—	(1.94)	(10.13)	0.01	$19.32	59.90%	$128,445	1.06%	1.06%	0.07%	—%	0.99%	4.04%	16%
10/31/2023(t)	$20.00	0.21	0.21	0.42	(0.73)	—	—	(0.73)	0.01	$19.70	2.17%	$12,311	0.99%	0.99%	—%	—%	0.99%	3.99%	17%
YieldMax MRNA Option Income Strategy ETF
4/30/2025(f)	$7.26	0.08	(3.02)	(2.94)	(0.24)	—	(1.45)	(1.69)	0.00(g)	$2.63	-46.76%	$76,259	0.99%	0.99%	0.00%(h)	—%	0.99%	4.10%	1%
10/31/2024	$19.35	0.58	(3.50)	(2.92)	(0.76)	—	(8.42)	(9.18)	0.01	$7.26	-36.73%	$28,841	1.26%	1.26%	0.27%	—%	0.99%	4.02%	27%
10/31/2023(y)	$20.00	0.00(g)	(0.65)	(0.65)	—	—	—	—	—	$19.35	-3.25%	$1,451	0.99%	0.99%	—%	—%	0.99%	(0.78)%	—%
YieldMax MSFT Option Income Strategy ETF
4/30/2025(f)	$18.59	0.30	(0.47)	(0.17)	(0.37)	—	(1.90)	(2.27)	0.00(g)	$16.15	-1.30%	$107,788	1.03%	1.03%	0.04%	—%	0.99%	3.52%	14%
10/31/2024	$21.33	0.84	3.04	3.88	(2.91)	—	(3.72)	(6.63)	0.01	$18.59	18.73%	$80,849	1.07%	1.07%	0.08%	—%	0.99%	4.02%	21%
10/31/2023(r)	$20.00	0.15	1.45	1.60	(0.28)	—	—	(0.28)	0.01	$21.33	8.13%	$8,534	1.04%	1.04%	0.05%	—%	0.99%	4.01%	9%
YieldMax MSTR Option Income Strategy ETF
4/30/2025(f)	$29.06	0.19	9.63	9.82	(2.33)	—	(12.29)	(14.52)	0.01	$24.37	41.11%	$3,277,649	0.99%	0.99%	0.00%(h)	—%	0.99%	1.58%	—%
10/31/2024(z)	$20.00	0.34	28.71	29.05	(20.01)	—	—	(20.01)	0.02	$29.06	188.30%	$813,067	0.99%	0.99%	—%	—%	0.99%	1.85%	—%
YieldMax NFLX Option Income Strategy ETF
4/30/2025(f)	$17.75	0.29	5.09	5.38	(0.50)	—	(3.81)	(4.31)	0.00(g)	$18.82	34.61%	$139,721	1.00%	1.00%	0.01%	—%	0.99%	3.35%	28%
10/31/2024	$17.84	0.71	7.87	8.58	(8.42)	—	(0.26)	(8.68)	0.01	$17.75	63.43%	$51,465	1.05%	1.05%	0.06%	—%	0.99%	4.08%	51%
10/31/2023(aa)	$20.00	0.19	(1.43)	(1.24)	(0.93)	—	—	(0.93)	0.01	$17.84	-5.99%	$16,058	0.99%	0.99%	—%	—%	0.99%	4.72%	0%(h)
YieldMax NVDA Option Income Strategy ETF
4/30/2025(f)	$24.88	0.34	(3.88)	(3.54)	(0.43)	—	(6.58)	(7.01)	0.00(g)	$14.33	-18.36%	$1,281,390	1.10%	1.10%	0.11%	—%	0.99%	3.45%	14%
10/31/2024	$20.34	0.98	21.80	22.78	(15.17)	—	(3.08)	(18.25)	0.01	$24.88	144.70%	$1,244,788	1.27%	1.27%	0.28%	—%	0.99%	3.82%	23%
10/31/2023(bb)	$20.00	0.45	4.00	4.45	(3.55)	—	(0.57)	(4.12)	0.01	$20.34	21.88%	$158,667	1.02%	1.02%	0.03%	—%	0.99%	4.24%	24%
YieldMax PLTR Option Income Strategy ETF
4/30/2025(f)	$49.29	0.84	43.18	44.02	(6.47)	—	(21.57)	(28.04)	0.07	$65.34	103.56%	$287,510	1.02%	1.02%	0.03%	—%	0.99%	2.62%	28%
10/31/2024(cc)	$50.00	0.10	(0.82)	(0.72)	—	—	—	—	0.01	$49.29	-1.43%	$6,161	1.44%	1.44%	0.45%	—%	0.99%	2.95%	—%
YieldMax PYPL Option Income Strategy ETF
4/30/2025(f)	$17.73	0.25	(2.10)	(1.85)	(0.29)	—	(2.72)	(3.01)	0.00(g)	$12.87	-12.58%	$49,877	1.23%	1.23%	0.24%	—%	0.99%	3.23%	16%
10/31/2024	$18.04	0.63	7.72	8.35	(8.03)	—	(0.64)	(8.67)	0.01	$17.73	58.02%	$45,200	1.45%	1.45%	0.46%	—%	0.99%	3.49%	344%
10/31/2023(dd)	$20.00	0.06	(2.03)	(1.97)	—	—	—	—	0.01	$18.04	-9.82%	$1,353	1.16%	1.16%	0.17%	—%	0.99%	3.32%	111%
YieldMax Short COIN Option Income Strategy ETF
4/30/2025(f)	$16.86	0.13	(5.42)	(5.29)	(0.07)	—	(4.15)	(4.22)	0.00(g)	$7.35	-29.03%	$51,079	1.05%	1.05%	0.06%	—%	0.99%	3.13%	34%
10/31/2024(ee)	$20.00	0.21	1.86	2.07	(0.17)	—	(5.05)	(5.22)	0.01	$16.86	9.61%	$40,037	1.00%	1.00%	0.01%	—%	0.99%	3.66%	38%
YieldMax Short N100 Option Income Strategy ETF
4/30/2025(f)	$18.62	0.27	(0.25)	0.02	(0.12)	—	(2.01)	(2.13)	0.01	$16.52	0.26%	$11,565	1.07%	1.07%	0.08%	—%	0.99%	3.10%	13%
10/31/2024(ff)	$20.00	0.15	(0.75)	(0.60)	(0.78)	—	—	(0.78)	0.00(g)	$18.62	-3.09%	$6,051	0.99%	0.99%	—%	—%	0.99%	3.67%	—%
YieldMax Short NVDA Option Income Strategy ETF
4/30/2025(f)	$15.17	0.17	(0.08)	0.09	(0.17)	—	(3.88)	(4.05)	0.00(g)	$11.21	1.86%	$10,371	1.05%	1.05%	0.06%	—%	0.99%	2.66%	21%
10/31/2024(gg)	$20.00	0.18	(3.12)	(2.94)	(0.88)	—	(1.02)	(1.90)	0.01	$15.17	-15.83%	$10,621	0.99%	0.99%	0.00%(h)	—%	0.99%	3.98%	18%

The accompanying notes are an integral part of these financial statements.	70

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the six-months/periods presented

		INVESTMENT OPERATIONS:			LESS DISTRIBUITONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of dividends, interest and broker expense to average net assets(d)	Ratio of tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding dividends, interest, tax, and broker expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)

YieldMax Short TSLA Option Income Strategy ETF
4/30/2025(f)	$11.26	0.10	(2.67)	(2.57)	(0.21)	—	(2.41)	(2.62)	0.00(g)	$6.07	-21.59%	$26,710	1.08%	1.08%	0.09%	—%	0.99%	2.83%	3%
10/31/2024(hh)	$20.00	0.28	(4.00)	(3.72)	(0.87)	—	(4.16)	(5.03)	0.01	$11.26	-20.88%	$23,084	1.13%	1.13%	0.14%	—%	0.99%	3.88%	64%
YieldMax SMCI Option Income Strategy ETF
4/30/2025(f)	$33.13	0.34	(4.36)	(4.02)	(0.15)	—	(11.69)	(11.84)	0.02	$17.29	-16.54%	$123,618	1.03%	1.03%	0.04%	—%	0.99%	2.89%	41%
10/31/2024(ii)	$50.00	0.23	(11.78)	(11.55)	(0.09)	—	(5.26)	(5.35)	0.03	$33.13	-26.75%	$11,596	0.99%	0.99%	0.00%(h)	—%	0.99%	3.34%	—%
YieldMax SNOW Option Income Strategy ETF
4/30/2025(f)	$15.96	0.25	4.35	4.60	(0.20)	—	(5.23)	(5.43)	0.01	$15.14	27.32%	$47,302	1.00%	1.00%	0.01%	—%	0.99%	2.85%	317%
10/31/2024(jj)	$20.00	0.27	(0.67)	(0.40)	(1.24)	—	(2.41)	(3.65)	0.01	$15.96	-1.67%	$18,756	1.04%	1.04%	0.05%	—%	0.99%	3.89%	2%
YieldMax TSLA Option Income Strategy ETF
4/30/2025(f)	$11.93	0.20	1.17	1.37	(0.36)	—	(4.57)	(4.93)	0.00(g)	$8.37	5.35%	$995,691	1.04%	1.04%	0.05%	—%	0.99%	3.42%	93%
10/31/2024(rr)	$22.18	0.70	0.66	1.36	(0.71)	—	(10.90)	(11.61)	0.00(g)	$11.93	9.21%	$826,581	1.04%	1.04%	0.05%	—%	0.99%	4.28%	51%
10/31/2023(u)	$40.00	1.20	(3.18)	(1.98)	(1.34)	—	(14.52)	(15.86)	0.02	$22.18	-7.26%	$678,624	1.01%	1.01%	0.02%	—%	0.99%	4.50%	168%
YieldMax TSM Option Income Strategy ETF
4/30/2025(f)	$19.77	0.28	(2.11)	(1.83)	(0.14)	—	(3.59)	(3.73)	0.00(g)	$14.21	-11.03%	$41,560	1.01%	1.01%	0.02%	—%	0.99%	3.27%	44%
10/31/2024(kk)	$20.00	0.14	0.87	1.01	(0.69)	—	(0.57)	(1.26)	0.02	$19.77	5.26%	$23,232	0.99%	0.99%	0.00%(h)	—%	0.99%	3.47%	7%
YieldMax Ultra Option Income Strategy ETF
4/30/2025(f)	$9.89	(0.03)	(0.21)	(0.24)	—	—	(3.76)	(3.76)	0.00(g)	$5.89	-5.85%	$231,863	1.63%	1.53%	0.39%	—%	1.14%	(0.88)%	318%
10/31/2024(ll)	$20.00	(0.03)	(1.61)	(1.64)	(0.27)	—	(8.21)	(8.48)	0.01	$9.89	-7.63%	$205,431	1.35%	1.25%	0.11%	—%	1.14%	(0.38)%	717%
YieldMax Universe Fund of Option Income ETFs
4/30/2025(f)	$16.93	4.25(pp)	(3.75)	0.50	(4.18)	—	—	(4.18)	—	$13.25	1.65%	$718,876	0.29%(qq)	0.29%(qq)	–%(qq)	–%(qq)	0.29%(qq)	55.22%(qq)	34%
10/31/2024(mm)	$20.00	2.93(pp)	(0.07)	2.86	(2.59)	—	(3.34)	(5.93)	0.00(g)	$16.93	15.11%	$345,370	0.29%((qq)	0.29%(qq)	0.00%(h) (qq)	–%(qq)	0.29%(qq)	19.87%(qq)	64%
YieldMax XOM Option Income Strategy ETF
4/30/2025(f)	$16.32	0.23	(1.68)	(1.45)	(0.23)	—	(1.77)	(2.00)	0.00(g)	$12.87	-9.67%	$46,021	1.17%	1.17%	0.18%	—%	0.99%	3.20%	19%
10/31/2024	$18.30	0.65	1.16	1.81	(1.56)	—	(2.24)	(3.80)	0.01	$16.32	11.07%	$32,232	1.25%	1.25%	0.26%	—%	0.99%	3.77%	6%
10/31/2023(nn)	$20.00	0.14	(1.55)	(1.41)	(0.29)	—	—	(0.29)	0.00(g	$18.30	-7.08%	$6,404	1.12%	1.12%	0.13%	—%	0.99%	4.28%	—%
YieldMax XYZ Option Income Strategy ETF
4/30/2025(f)	$17.80	0.26	(2.77)	(2.51)	(0.61)	—	(3.87)	(4.48)	0.00(g)	$10.81	-20.05%	$59,976	1.30%	1.30%	0.31%	—%	0.99%	3.44%	39%
10/31/2024	$17.76	0.75	10.86	11.61	(4.79)	—	(6.80)	(11.59)	0.02	$17.80	75.00%	$50,274	1.43%	1.43%	0.44%	—%	0.99%	3.73%	—%
10/31/2023(oo)	$20.00	0.04	(2.28)	(2.24)	—	—	—	—	0.00(g)	$17.76	-11.17%	$3,551	1.99%	1.99%	1.00%	—%	0.99%	3.51%	—%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Amount represents less than $0.005 per share.
(h)	Amount represents less than 0.005%.
(i)	Inception date of the Fund was April 17, 2023.
(j)	Inception date of the Fund was June 24, 2024.
(k)	Inception date of the Fund was November 27, 2023.
(l)	Inception date of the Fund was September 18, 2023.
(m)	Inception date of the Fund was July 24, 2023.
(n)	Inception date of the Fund was August 7, 2024.

The accompanying notes are an integral part of these financial statements.	71

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the six-months/periods presented

(o)	Inception date of the Fund was April 22, 2024.
(p)	Inception date of the Fund was August 14, 2023.
(q)	Inception date of the Fund was January 29, 2025.
(r)	Inception date of the Fund was August 24, 2023.
(s)	Inception date of the Fund was May 20, 2024.
(t)	Inception date of the Fund was July 27, 2023.
(u)	Inception date of the Fund was November 22, 2022.
(v)	Inception date of the Fund was September 11, 2023.
(w)	Inception date of the Fund was January 29, 2024.
(x)	Inception date of the Fund was December 9, 2024.
(y)	Inception date of the Fund was October 23, 2023.
(z)	Inception date of the Fund was February 21, 2024.
(aa)	Inception date of the Fund was August 7, 2023.
(bb)	Inception date of the Fund was May 10, 2023.
(cc)	Inception date of the Fund was October 7, 2024.
(dd)	Inception date of the Fund was September 25, 2023.
(ee)	Inception date of the Fund was July 9, 2024.
(ff)	Inception date of the Fund was August 14, 2024.
(gg)	Inception date of the Fund was July 23, 2024.
(hh)	Inception date of the Fund was May 1, 2024.
(ii)	Inception date of the Fund was September 11, 2024.
(jj)	Inception date of the Fund was June 10, 2024.
(kk)	Inception date of the Fund was August 20, 2024.
(ll)	Inception date of the Fund was February 28, 2024.
(mm)	Inception date of the Fund was January 16, 2024.
(nn)	Inception date of the Fund was August 30, 2023.
(oo)	Inception date of the Fund was October 10, 2023.
(pp)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(qq)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.
(rr)	During the year ended October 31, 2024, the Fund effected the following reverse stock split: February 26, 2024, 1 for 2. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See Note 10 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.	72

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATIONAL

The YieldMax ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. The Funds are considered non-diversified under the 1940 Act. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
YieldMax AAPL Option Income Strategy ETF (the “APLY ETF”)	April 17, 2023
YieldMax ABNB Option Income Strategy ETF (the “ABNY ETF”)	June 24, 2024
YieldMax AI Option Income Strategy ETF (the “AIYY ETF”)	November 27, 2023
YieldMax AMD Option Income Strategy ETF (the “AMDY ETF”)	September 18, 2023
YieldMax AMZN Option Income Strategy ETF (the “AMZY ETF”)	July 24, 2023
YieldMax BABA Option Income Strategy ETF (the “BABO ETF”)	August 7, 2024
YieldMax Bitcoin Option Income Strategy ETF (the “YBIT ETF”)	April 22, 2024
YieldMax COIN Option Income Strategy ETF (the “CONY ETF”)	August 14, 2023
YieldMax CVNA Option Income Strategy ETF (the “CVNY ETF”)	January 29, 2025
YieldMax DIS Option Income Strategy ETF (the “DISO ETF”)	August 24, 2023
YieldMax Gold Miners Option Income Strategy ETF (the “GDXY ETF”)	May 20, 2024
YieldMax GOOGL Option Income Strategy ETF (the “GOOY ETF”)	July 27, 2023
YieldMax Innovation Option Income Strategy ETF (the “OARK ETF”)	November 22, 2022
YieldMax JPM Option Income Strategy ETF (the “JPMO ETF”)	September 11, 2023
YieldMax Magnificent 7 Fund of Option Income ETFs (the “YMAG ETF”)	January 29, 2024
YieldMax MARA Option Income Strategy ETF (the “MARO ETF”)	December 9, 2024
YieldMax META Option Income Strategy ETF (the “FBY ETF”)	July 27, 2023
YieldMax MRNA Option Income Strategy ETF (the “MRNY ETF”)	October 23, 2023
YieldMax MSFT Option Income Strategy ETF (the “MSFO ETF”)	August 24, 2023
YieldMax MSTR Option Income Strategy ETF (the “MSTY ETF”)	February 21, 2024
YieldMax NFLX Option Income Strategy ETF (the “NFLY ETF”)	August 7, 2023
YieldMax NVDA Option Income Strategy ETF (the “NVDY ETF”)	May 10, 2023
YieldMax PLTR Option Income Strategy ETF (the “PLTY ETF”)	October 7, 2024
YieldMax PYPL Option Income Strategy ETF (the “PYPY ETF”)	September 25, 2023
YieldMax Short COIN Option Income Strategy ETF (the “FIAT ETF”)	July 9, 2024
YieldMax Short N100 Option Income Strategy ETF (the “YQQQ ETF”)	August 14, 2024
YieldMax Short NVDA Option Income Strategy ETF (the “DIPS ETF”)	July 23, 2024
YieldMax Short TSLA Option Income Strategy ETF (the “CRSH ETF”)	May 1, 2024
YieldMax SMCI Option Income Strategy ETF (the “SMCY ETF”)	September 11, 2024
YieldMax SNOW Option Income Strategy ETF (the “SNOY ETF”)	June 10, 2024
YieldMax TSLA Option Income Strategy ETF (the “TSLY ETF”)	November 22, 2022
YieldMax TSM Option Income Strategy ETF (the “TSMY ETF”)	August 20, 2024
YieldMax Ultra Option Income Strategy ETF (the “ULTY ETF”)	February 28, 2024
YieldMax Universe Fund of Option Income ETFs (the “YMAX ETF”)	January 16, 2024
YieldMax XOM Option Income Strategy ETF (the “XOMO ETF”)	August 30, 2023
YieldMax XYZ Option Income Strategy ETF (the “XYZY ETF”)	October 10, 2023

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

Prior to April 1, 2025, the XYZY ETF was formerly named the YieldMax SQ Option Income Strategy ETF.

The investment objective of each Fund is to seek current income.

The secondary objective of each Fund, except the YMAG ETF and the YMAX ETF, is to seek exposure to the share price of their underlying common stock, subject to a limit on potential investment gains.

The secondary objective of the YMAG ETF and the YMAX ETF is that they will primarily invest their assets in the shares of other ETFs (“fund-of-funds”), rather than in securities of individual companies. In addition, from time to time, the Funds may invest directly in the securities and financial instruments in which one or more affiliated YieldMax ETFs.

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Funds. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Funds. Jay Pestrichelli, a key member of each Fund’s portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There were no other portfolio manager changes for the Funds in connection with the transaction. The transaction did not result in any changes to the Funds’ investment objective, principal investment strategies, or fees. Each Fund continues to be managed in accordance with its stated policies and objectives, ensuring continuity for Fund shareholders.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

APLY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$68,303,898	$—	$68,303,898
Purchased Options	—	16,570,575	—	16,570,575
Money Market Funds	460,356	—	—	460,356
U.S. Treasury Bills	—	36,048,070	—	36,048,070
Total Investments	$460,356	$120,922,543	$—	$121,382,899

Liabilities:
Investments:
Written Options	$—	$(2,578,108)	$—	$(2,578,108)
Total Investments	$—	$(2,578,108)	$—	$(2,578,108)

ABNY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$14,734,276	$—	$14,734,276
Purchased Options	—	2,601,288	—	2,601,288
Money Market Funds	1,028,234	—	—	1,028,234
U.S. Treasury Bills	—	11,267,906	—	11,267,906
Total Investments	$1,028,234	$28,603,470	$—	$29,631,704

Liabilities:
Investments:
Written Options	$—	$(1,272,949)	$—	$(1,272,949)
Total Investments	$—	$(1,272,949)	$—	$(1,272,949)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

AIYY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$56,668,168	$—	$56,668,168
Purchased Options	—	9,355,133	—	9,355,133
Money Market Funds	1,258,427	—	—	1,258,427
U.S. Treasury Bills	—	20,793,979	—	20,793,979
Total Investments	$1,258,427	$86,817,280	$—	$88,075,707

Liabilities:
Investments:
Written Options	$—	$(11,752,045)	$—	$(11,752,045)
Total Investments	$—	$(11,752,045)	$—	$(11,752,045)

AMDY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$61,066,853	$—	$61,066,853
Purchased Options	—	9,068,685	—	9,068,685
Money Market Funds	2,216,427	—	—	2,216,427
U.S. Treasury Bills	—	54,283,909	—	54,283,909
Total Investments	$2,216,427	$124,419,447	$—	$126,635,874

Liabilities:
Investments:
Written Options	$—	$(7,448,399)	$—	$(7,448,399)
Total Investments	$—	$(7,448,399)	$—	$(7,448,399)

AMZY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$139,578,023	$—	$139,578,023
Purchased Options	—	7,404,480	—	7,404,480
Money Market Funds	1,406,230	—	—	1,406,230
U.S. Treasury Bills	—	101,032,530	—	101,032,530
Total Investments	$1,406,230	$248,015,033	$—	$249,421,263

Liabilities:
Investments:
Written Options	$—	$(15,634,691)	$—	$(15,634,691)
Total Investments	$—	$(15,634,691)	$—	$(15,634,691)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

BABO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$28,165,485	$—	$28,165,485
Purchased Options	—	1,920,973	—	1,920,973
Money Market Funds	1,021,310	—	—	1,021,310
U.S. Treasury Bills	—	11,242,884	—	11,242,884
Total Investments	$1,021,310	$41,329,342	$—	$42,350,652

Liabilities:
Investments:
Written Options	$—	$(1,854,823)	$—	$(1,854,823)
Total Investments	$—	$(1,854,823)	$—	$(1,854,823)

YBIT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$50,963,800	$—	$50,963,800
U.S. Treasury Securities	—	47,197,457	—	47,197,457
Money Market Funds	393,541	—	—	393,541
U.S. Treasury Bills	—	15,993,440	—	15,993,440
Total Investments	$393,541	$114,154,697	$—	$114,548,238

Liabilities:
Investments:
Written Options	$—	$(264,200)	$—	$(264,200)
Total Investments	$—	$(264,200)	$—	$(264,200)

CONY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$759,672,683	$—	$759,672,683
Purchased Options	—	95,737,375	—	95,737,375
Money Market Funds	10,803,692	—	—	10,803,692
U.S. Treasury Bills	—	223,165,196	—	223,165,196
Total Investments	$10,803,692	$1,078,575,254	$—	$1,089,378,946

Liabilities:
Investments:
Written Options	$—	$(41,544,167)	$—	$(41,544,167)
Total Investments	$—	$(41,544,167)	$—	$(41,544,167)

CVNY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$34,586,225	$—	$34,586,225
Purchased Options	—	8,061,615	—	8,061,615
Money Market Funds	752,480	—	—	752,480
U.S. Treasury Bills	—	15,806,834	—	15,806,834
Total Investments	$752,480	$58,454,674	$—	$59,207,154

Liabilities:
Investments:
Written Options	$—	$(4,025,982)	$—	$(4,025,982)
Total Investments	$—	$(4,025,982)	$—	$(4,025,982)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

DISO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$11,238,237	$—	$11,238,237
Purchased Options	—	2,563,655	—	2,563,655
Money Market Funds	538,890	—	—	538,890
U.S. Treasury Bills	—	16,823,924	—	16,823,924
Total Investments	$538,890	$30,625,816	$—	$31,164,706

Liabilities:
Investments:
Written Options	$—	$(700,027)	$—	$(700,027)
Total Investments	$—	$(700,027)	$—	$(700,027)

GDXY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$45,146,910	$—	$45,146,910
Purchased Options	—	2,709,000	—	2,709,000
Money Market Funds	2,100,294	—	—	2,100,294
U.S. Treasury Bills	—	24,194,245	—	24,194,245
Total Investments	$2,100,294	$72,050,155	$—	$74,150,449

Liabilities:
Investments:
Written Options	$—	$(5,141,780)	$—	$(5,141,780)
Total Investments	$—	$(5,141,780)	$—	$(5,141,780)

GOOY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$62,382,657	$—	$62,382,657
Purchased Options	—	7,409,730	—	7,409,730
Money Market Funds	1,887,997	—	—	1,887,997
U.S. Treasury Bills	—	36,196,974	—	36,196,974
Total Investments	$1,887,997	$105,989,361	$—	$107,877,358

Liabilities:
Investments:
Written Options	$—	$(1,206,464)	$—	$(1,206,464)
Total Investments	$—	$(1,206,464)	$—	$(1,206,464)

OARK ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$37,571,161	$—	$37,571,161
Purchased Options	—	5,749,110	—	5,749,110
Money Market Funds	2,063,092	—	—	2,063,092
U.S. Treasury Bills	—	15,949,931	—	15,949,931
Total Investments	$2,063,092	$59,270,202	$—	$61,333,294

Liabilities:
Investments:
Written Options	$—	$(2,010,328)	$—	$(2,010,328)
Total Investments	$—	$(2,010,328)	$—	$(2,010,328)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

JPMO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$24,569,956	$—	$24,569,956
Purchased Options	—	3,317,456	—	3,317,456
Money Market Funds	748,744	—	—	748,744
U.S. Treasury Bills	—	20,984,704	—	20,984,704
Total Investments	$748,744	$48,872,116	$—	$49,620,860

Liabilities:
Investments:
Written Options	$—	$(584,299)	$—	$(584,299)
Total Investments	$—	$(584,299)	$—	$(584,299)

YMAG ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$293,244,689	$—	$—	$293,244,689
Money Market Funds	5,473,561	—	—	5,473,561
Total Investments	$298,718,250	$—	$—	$298,718,250

MARO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$10,324,827	$—	$10,324,827
Purchased Options	—	3,769,640	—	3,769,640
Money Market Funds	2,591,938	—	—	2,591,938
U.S. Treasury Bills	—	27,447,029	—	27,447,029
Total Investments	$2,591,938	$41,541,496	$—	$44,133,434

Liabilities:
Investments:
Written Options	$—	$(2,701,725)	$—	$(2,701,725)
Total Investments	$—	$(2,701,725)	$—	$(2,701,725)

FBY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$76,309,580	$—	$76,309,580
Purchased Options	—	3,692,555	—	3,692,555
Money Market Funds	4,173,771	—	—	4,173,771
U.S. Treasury Bills	—	71,115,714	—	71,115,714
Total Investments	$4,173,771	$151,117,849	$—	$155,291,620

Liabilities:
Investments:
Written Options	$—	$(13,904,538)	$—	$(13,904,538)
Total Investments	$—	$(13,904,538)	$—	$(13,904,538)

MRNY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$56,607,612	$—	$56,607,612
Purchased Options	—	9,333,180	—	9,333,180
Money Market Funds	1,127,299	—	—	1,127,299
U.S. Treasury Bills	—	15,483,230	—	15,483,230
Total Investments	$1,127,299	$81,424,022	$—	$82,551,321

Liabilities:
Investments:
Written Options	$—	$(6,752,103)	$—	$(6,752,103)
Total Investments	$—	$(6,752,103)	$—	$(6,752,103)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

MSFO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$74,672,545	$—	$74,672,545
Purchased Options	—	7,685,145	—	7,685,145
Money Market Funds	1,709,969	—	—	1,709,969
U.S. Treasury Bills	—	25,489,344	—	25,489,344
Total Investments	$1,709,969	$107,847,034	$—	$109,557,003

Liabilities:
Investments:
Written Options	$—	$(2,328,721)	$—	$(2,328,721)
Total Investments	$—	$(2,328,721)	$—	$(2,328,721)

MSTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$1,122,390,833	$—	$1,122,390,833
Purchased Options	—	462,299,925	—	462,299,925
Money Market Funds	30,905,151	—	—	30,905,151
U.S. Treasury Bills	—	565,598,700	—	565,598,700
Total Investments	$30,905,151	$2,150,289,458	$—	$2,181,194,609

Liabilities:
Investments:
Written Options	$—	$(80,113,189)	$—	$(80,113,189)
Total Investments	$—	$(80,113,189)	$—	$(80,113,189)

NFLY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$48,993,156	$—	$48,993,156
Purchased Options	—	26,628,380	—	26,628,380
Money Market Funds	3,503,571	—	—	3,503,571
U.S. Treasury Bills	—	54,946,097	—	54,946,097
Total Investments	$3,503,571	$130,567,633	$—	$134,071,204

Liabilities:
Investments:
Written Options	$—	$(1,882,313)	$—	$(1,882,313)
Total Investments	$—	$(1,882,313)	$—	$(1,882,313)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

NVDY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$931,917,561	$—	$931,917,561
Purchased Options	—	104,739,650	—	104,739,650
Money Market Funds	7,561,419	—	—	7,561,419
U.S. Treasury Bills	—	264,339,338	—	264,339,338
Total Investments	$7,561,419	$1,300,996,549	$—	$1,308,557,968

Liabilities:
Investments:
Written Options	$—	$(41,169,258)	$—	$(41,169,258)
Total Investments	$—	$(41,169,258)	$—	$(41,169,258)

PLTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$158,622,449	$—	$158,622,449
Purchased Options	—	54,715,065	—	54,715,065
Money Market Funds	4,549,910	—	—	4,549,910
U.S. Treasury Bills	—	86,126,918	—	86,126,918
Total Investments	$4,549,910	$299,464,432	$—	$304,014,342

Liabilities:
Investments:
Written Options	$—	$(20,786,153)	$—	$(20,786,153)
Total Investments	$—	$(20,786,153)	$—	$(20,786,153)

PYPY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$21,777,496	$—	$21,777,496
Purchased Options	—	4,470,550	—	4,470,550
Money Market Funds	846,840	—	—	846,840
U.S. Treasury Bills	—	22,618,429	—	22,618,429
Total Investments	$846,840	$48,866,475	$—	$49,713,315

Liabilities:
Investments:
Written Options	$—	$(363,519)	$—	$(363,519)
Total Investments	$—	$(363,519)	$—	$(363,519)

FIAT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$18,935,721	$—	$18,935,721
Purchased Options	—	833,655	—	833,655
Money Market Funds	9,861,983	—	—	9,861,983
U.S. Treasury Bills	—	4,988,598	—	4,988,598
Total Investments	$9,861,983	$24,757,974	$—	$34,619,957

Liabilities:
Investments:
Written Options	$—	$(11,518,790)	$—	$(11,518,790)
Total Investments	$—	$(11,518,790)	$—	$(11,518,790)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

YQQQ ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$5,415,325	$—	$5,415,325
Purchased Options	—	221,370	—	221,370
Money Market Funds	2,333,618	—	—	2,333,618
U.S. Treasury Bills	—	3,161,522	—	3,161,522
Total Investments	$2,333,618	$8,798,217	$—	$11,131,835

Liabilities:
Investments:
Written Options	$—	$(306,797)	$—	$(306,797)
Total Investments	$—	$(306,797)	$—	$(306,797)

DIPS ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$4,036,953	$—	$4,036,953
Purchased Options	—	140,106	—	140,106
Money Market Funds	1,611,842	—	—	1,611,842
U.S. Treasury Bills	—	2,144,988	—	2,144,988
Total Investments	$1,611,842	$6,322,047	$—	$7,933,889

Liabilities:
Investments:
Written Options	$—	$(974,200)	$—	$(974,200)
Total Investments	$—	$(974,200)	$—	$(974,200)

CRSH ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$13,646,426	$—	$13,646,426
Purchased Options	—	325,819	—	325,819
Money Market Funds	1,007,254	—	—	1,007,254
U.S. Treasury Bills	—	5,541,239	—	5,541,239
Total Investments	$1,007,254	$19,513,484	$—	$20,520,738

Liabilities:
Investments:
Written Options	$—	$(5,409,768)	$—	$(5,409,768)
Total Investments	$—	$(5,409,768)	$—	$(5,409,768)

SMCY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$77,483,085	$—	$77,483,085
Purchased Options	—	14,957,900	—	14,957,900
Money Market Funds	1,749,288	—	—	1,749,288
U.S. Treasury Bills	—	58,614,712	—	58,614,712
Total Investments	$1,749,288	$151,055,697	$—	$152,804,985

Liabilities:
Investments:
Written Options	$—	$(13,979,060)	$—	$(13,979,060)
Total Investments	$—	$(13,979,060)	$—	$(13,979,060)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

SNOY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$21,312,472	$—	$21,312,472
Purchased Options	—	6,543,720	—	6,543,720
Money Market Funds	3,027,717	—	—	3,027,717
U.S. Treasury Bills	—	17,101,419	—	17,101,419
Total Investments	$3,027,717	$44,957,611	$—	$47,985,328

Liabilities:
Investments:
Written Options	$—	$(922,232)	$—	$(922,232)
Total Investments	$—	$(922,232)	$—	$(922,232)

TSLY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$633,574,405	$—	$633,574,405
Purchased Options	—	173,005,957	—	173,005,957
Money Market Funds	9,722,114	—	—	9,722,114
U.S. Treasury Bills	—	150,318,030	—	150,318,030
Total Investments	$9,722,114	$956,898,392	$—	$966,620,506

Liabilities:
Investments:
Written Options	$—	$(26,488,829)	$—	$(26,488,829)
Total Investments	$—	$(26,488,829)	$—	$(26,488,829)

TSMY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$19,149,185	$—	$19,149,185
Purchased Options	—	600,502	—	600,502
Money Market Funds	3,373,376	—	—	3,373,376
U.S. Treasury Bills	—	19,533,256	—	19,533,256
Total Investments	$3,373,376	$39,282,943	$—	$42,656,319

Liabilities:
Investments:
Written Options	$—	$(3,057,664)	$—	$(3,057,664)
Total Investments	$—	$(3,057,664)	$—	$(3,057,664)

ULTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$201,255,187	$—	$—	$201,255,187
Exchange Traded Funds	22,738,500	—	—	22,738,500
Purchased Options	—	1,691,598	—	1,691,598
Money Market Funds	11,814,336	—	—	11,814,336
Total Investments	$235,808,023	$1,691,598	$—	$237,499,621

Liabilities:
Investments:
Written Options	$—	$(8,461,307)	$—	$(8,461,307)
Total Investments	$—	$(8,461,307)	$—	$(8,461,307)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

YMAX ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$707,234,444	$—	$—	$707,234,444
Money Market Funds	8,372,420	—	—	8,372,420
Total Investments	$715,606,864	$—	$—	$715,606,864

XOMO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$28,284,173	$—	$28,284,173
Purchased Options	—	2,964,787	—	2,964,787
Money Market Funds	332,750	—	—	332,750
U.S. Treasury Bills	—	14,297,412	—	14,297,412
Total Investments	$332,750	$45,546,372	$—	$45,879,122

Liabilities:
Investments:
Written Options	$—	$(658,389)	$—	$(658,389)
Total Investments	$—	$(658,389)	$—	$(658,389)

XYZY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$33,388,645	$—	$33,388,645
Purchased Options	—	6,449,560	—	6,449,560
Money Market Funds	1,487,550	—	—	1,487,550
U.S. Treasury Bills	—	22,107,703	—	22,107,703
Total Investments	$1,487,550	$61,945,908	$—	$63,433,458

Liabilities:
Investments:
Written Options	$—	$(3,998,042)	$—	$(3,998,042)
Total Investments	$—	$(3,998,042)	$—	$(3,998,042)

B. Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Funds will sell the underlying reference instrument to the option buyer for less than its market value, and such Funds will experience a loss (which will be offset by the premium received by the Funds as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

For the periods ended April 30, 2025, the Funds’ monthly average notional amounts are described below:

	Average Notional Amount
Fund:	Purchased Options	Written Options
APLY ETF	$266,836,160	$(246,371,589)
ABNY ETF	60,137,705	(55,331,399)
AIYY ETF	156,820,814	(156,974,060)
AMDY ETF	289,884,446	(290,409,273)
AMZY ETF	488,712,636	(488,712,636)
BABO ETF	69,880,803	(73,101,221)
YBIT ETF	155,798,796	(165,888,537)
CONY ETF	1,874,033,211	(1,959,521,290)
CVNY ETF	46,503,313	(47,419,625)
DISO ETF	66,251,163	(66,361,106)
GDXY ETF	74,692,534	(95,805,107)
GOOY ETF	203,986,381	(203,986,381)
OARK ETF	144,380,637	(124,957,100)
JPMO ETF	88,903,273	(85,802,484)
MARO ETF	66,014,472	(66,201,652)
FBY ETF	307,123,039	(308,906,861)
MRNY ETF	124,272,463	(123,819,943)
MSFO ETF	227,458,489	(216,051,664)
MSTY ETF	3,306,213,520	(3,592,376,696)
NFLY ETF	182,244,157	(189,912,461)
NVDY ETF	2,674,518,973	(2,704,567,360)
PLTY ETF	214,740,558	(237,159,558)
PYPY ETF	111,466,179	(105,020,221)
FIAT ETF	118,272,375	(78,731,207)
YQQQ ETF	18,307,716	(16,607,178)
DIPS ETF	34,996,000	(23,177,193)
CRSH ETF	65,527,406	(43,958,583)
SMCY ETF	148,355,006	(149,031,013)
SNOY ETF	86,857,344	(79,861,012)
TSLY ETF	2,009,264,319	(2,052,272,599)
TSMY ETF	75,693,854	(75,693,854)
ULTY ETF	248,577,987	(255,593,761)
YMAX ETF	14,075,040	(28,150,080)
XOMO ETF	97,115,301	(90,079,783)
XYZY ETF	138,820,487	(138,820,487)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

Statements of Assets and Liabilities

Fair Value of derivative instruments as of April 30, 2025:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument	Balance Sheet	Instrument	Balance Sheet
	Investments, at value		Written options contracts, at value
APLY ETF	Purchased Options	$16,570,575	Written Options	$2,578,108
ABNY ETF	Purchased Options	2,601,288	Written Options	1,272,949
AIYY ETF	Purchased Options	9,355,133	Written Options	11,752,045
AMDY ETF	Purchased Options	9,068,685	Written Options	7,448,399
AMZY ETF	Purchased Options	7,404,480	Written Options	15,634,691
BABO ETF	Purchased Options	1,920,973	Written Options	1,854,823
YBIT ETF	Purchased Options	50,963,800	Written Options	264,200
CONY ETF	Purchased Options	95,737,375	Written Options	41,544,167
CVNY ETF	Purchased Options	8,061,615	Written Options	4,025,982
DISO ETF	Purchased Options	2,563,655	Written Options	700,027
GDXY ETF	Purchased Options	2,709,000	Written Options	5,141,780
GOOY ETF	Purchased Options	7,409,730	Written Options	1,206,464
OARK ETF	Purchased Options	5,749,110	Written Options	2,010,328
JPMO ETF	Purchased Options	3,317,456	Written Options	584,299
MARO ETF	Purchased Options	3,769,640	Written Options	2,701,725
FBY ETF	Purchased Options	3,692,555	Written Options	13,904,538
MRNY ETF	Purchased Options	9,333,180	Written Options	6,752,103
MSFO ETF	Purchased Options	7,685,145	Written Options	2,328,721
MSTY ETF	Purchased Options	462,299,925	Written Options	80,113,189
NFLY ETF	Purchased Options	26,628,380	Written Options	1,882,313
NVDY ETF	Purchased Options	104,739,650	Written Options	41,169,258
PLTY ETF	Purchased Options	54,715,065	Written Options	20,786,153
PYPY ETF	Purchased Options	4,470,550	Written Options	363,519
FIAT ETF	Purchased Options	833,655	Written Options	11,518,790
YQQQ ETF	Purchased Options	221,370	Written Options	306,797
DIPS ETF	Purchased Options	140,106	Written Options	974,200
CRSH ETF	Purchased Options	325,819	Written Options	5,409,768
SMCY ETF	Purchased Options	14,957,900	Written Options	13,979,060
SNOY ETF	Purchased Options	6,543,720	Written Options	922,232
TSLY ETF	Purchased Options	173,005,957	Written Options	26,488,829
TSMY ETF	Purchased Options	600,502	Written Options	3,057,664
ULTY ETF	Purchased Options	1,691,598	Written Options	8,461,307
XOMO ETF	Purchased Options	2,964,787	Written Options	658,389
XYZY ETF	Purchased Options	6,449,560	Written Options	3,998,042

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the six-months/periods ended April 30, 2025:

	Realized		Change in Unrealized
Fund:	Instrument:	Location:	Instrument:	Location:
	Net realized gain (loss) from investments		Net change in unrealized appreciation (depreciation) on investments
APLY ETF	Purchased Options	$(7,790,349)	Purchased Options	$11,382,002
ABNY ETF	Purchased Options	(2,676,424)	Purchased Options	900,224
AIYY ETF	Purchased Options	(16,672,007)	Purchased Options	(300,762)
AMDY ETF	Purchased Options	(50,089,662)	Purchased Options	9,351,514
AMZY ETF	Purchased Options	5,491,429	Purchased Options	(5,922,452)
BABO ETF	Purchased Options	9,638,781	Purchased Options	1,163,510
YBIT ETF	Purchased Options	(15,441,390)	Purchased Options	3,100,430
CONY ETF	Purchased Options	(47,447,218)	Purchased Options	58,606,445
CVNY ETF	Purchased Options	2,447,384	Purchased Options	1,592,314
DISO ETF	Purchased Options	(236,618)	Purchased Options	292,946
GDXY ETF	Purchased Options	11,016,026	Purchased Options	(2,507,818)
GOOY ETF	Purchased Options	790,743	Purchased Options	(1,066,689)
OARK ETF	Purchased Options	5,372,520	Purchased Options	1,615,663
JPMO ETF	Purchased Options	2,384,589	Purchased Options	1,341,559
YMAG ETF	Purchased Options	—	Purchased Options	—
MARO ETF	Purchased Options	(14,033,551)	Purchased Options	(2,859,712)
FBY ETF	Purchased Options	6,301,228	Purchased Options	(40,360,761)
MRNY ETF	Purchased Options	(33,663,088)	Purchased Options	2,912,246
MSFO ETF	Purchased Options	(17,641,287)	Purchased Options	6,097,769
MSTY ETF	Purchased Options	(31,278,009)	Purchased Options	206,423,860
NFLY ETF	Purchased Options	7,179,187	Purchased Options	19,027,842
NVDY ETF	Purchased Options	(298,468,187)	Purchased Options	5,279,448
PLTY ETF	Purchased Options	73,808,134	Purchased Options	27,901,240
PYPY ETF	Purchased Options	(6,657,117)	Purchased Options	1,750,578
FIAT ETF	Purchased Options	9,266,997	Purchased Options	(6,210,039)
YQQQ ETF	Purchased Options	284,589	Purchased Options	(270,461)
DIPS ETF	Purchased Options	2,494,899	Purchased Options	(229,377)
CRSH ETF	Purchased Options	3,564,240	Purchased Options	(1,199,125)
SMCY ETF	Purchased Options	24,869,282	Purchased Options	3,898,093
SNOY ETF	Purchased Options	(1,248,932)	Purchased Options	4,108,927
TSLY ETF	Purchased Options	171,985,009	Purchased Options	124,610,616
TSMY ETF	Purchased Options	(5,507,950)	Purchased Options	(2,564,079)
ULTY ETF	Purchased Options	21,609,947	Purchased Options	(989,788)
YMAX ETF	Purchased Options	83,535	Purchased Options	(15,026)
XOMO ETF	Purchased Options	(4,880,523)	Purchased Options	348,607
XYZY ETF	Purchased Options	1,557,329	Purchased Options	(1,090,341)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

	Realized		Change in Unrealized
Fund:	Instrument:	Location:	Instrument:	Location:
	Net realized gain (loss) from written options contracts expired or closed		Net change in unrealized appreciation (depreciation) on written options contracts
APLY ETF	Written Options	$(24,467,061)	Written Options	$7,900,984
ABNY ETF	Written Options	(3,885,952)	Written Options	1,506,921
AIYY ETF	Written Options	(14,593,197)	Written Options	(2,331,200)
AMDY ETF	Written Options	(23,575,920)	Written Options	9,787,619
AMZY ETF	Written Options	(6,037,180)	Written Options	(3,298,832)
BABO ETF	Written Options	(8,633,025)	Written Options	1,521,048
YBIT ETF	Written Options	28,404,788	Written Options	(7,642,220)
CONY ETF	Written Options	(207,015,603)	Written Options	142,037,238
CVNY ETF	Written Options	(347,954)	Written Options	1,438,888
DISO ETF	Written Options	(5,327,449)	Written Options	1,037,457
GDXY ETF	Written Options	(498,504)	Written Options	(500,036)
GOOY ETF	Written Options	(10,315,205)	Written Options	2,025,747
OARK ETF	Written Options	(10,591,373)	Written Options	963,031
JPMO ETF	Written Options	(7,462,084)	Written Options	2,068,630
MARO ETF	Written Options	(1,598,045)	Written Options	4,088,889
FBY ETF	Written Options	(10,949,537)	Written Options	(5,039,154)
MRNY ETF	Written Options	(7,242,744)	Written Options	1,839,386
MSFO ETF	Written Options	1,601,951	Written Options	4,199,425
MSTY ETF	Written Options	149,910,485	Written Options	221,779,745
NFLY ETF	Written Options	(7,427,561)	Written Options	6,488,014
NVDY ETF	Written Options	(65,987,882)	Written Options	57,027,172
PLTY ETF	Written Options	(43,889,204)	Written Options	6,934,866
PYPY ETF	Written Options	(7,367,409)	Written Options	2,414,142
FIAT ETF	Written Options	(4,897,781)	Written Options	(5,481,172)
YQQQ ETF	Written Options	(324,886)	Written Options	314,634
DIPS ETF	Written Options	(2,509,994)	Written Options	709,544
CRSH ETF	Written Options	(5,152,836)	Written Options	(1,470,211)
SMCY ETF	Written Options	(38,460,951)	Written Options	1,429,437
SNOY ETF	Written Options	(1,449,588)	Written Options	3,560,038
TSLY ETF	Written Options	(356,684,649)	Written Options	36,136,388
TSMY ETF	Written Options	1,669,513	Written Options	243,127
ULTY ETF	Written Options	(2,287,597)	Written Options	(4,278,096)
YMAX ETF	Written Options	3,940,586	Written Options	(1,364,798)
XOMO ETF	Written Options	(1,215,736)	Written Options	1,055,084
XYZY ETF	Written Options	(24,125,094)	Written Options	(709,944)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use each Fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

G. Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limits its illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Underlying Stock Risk. The Funds invest in options contracts that are based on the value of the Underlying Stocks. This subjects the Funds to certain of the same risks as if each Fund owned shares of the respective Underlying Stocks, even though they do not. By virtue of the Funds’ investments in options contracts that are based on the value of the Underlying Stock, the Funds may also be subject to the following risks:

Indirect Investment in Underlying Stock Risk. The Underlying Stocks are not affiliated with the Trust, the respective Funds, the Adviser, or their respective affiliates and are not involved with this offering in any way and have no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of the Underlying Stocks but will be exposed to the performance of the Underlying Stocks. Investors in the Funds will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Stocks but will be subject to declines in the performance of the Underlying Stocks.

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

Underlying Stock Trading Risk. The trading price of the Underlying Stocks may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Stocks may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Stocks, further influencing volatility in the market price. Public perception and other factors outside of the control of the Underlying Stocks may additionally impact the Underlying Stocks’s stock price due to the Underlying Stocks garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against the Underlying Stocks in the past. While the Underlying Stocks continue to defend such actions, any judgment against the Underlying Stocks, or any future stockholder litigation could result in substantial costs and a diversion of the management of the Underlying Stocks’ attention and resources. If the Underlying Stocks trading is halted, trading in Shares of the respective Funds may be impacted, either temporarily or indefinitely.

Underlying Stock Performance Risk. The Underlying Stocks may fail to meet their respective publicly announced guidelines or other expectations about their business, which could cause the price of the Underlying Stocks to decline. The Underlying Stocks provide guidance regarding each ones expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Stocks provide may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If the Underlying Stocks’ guidance is not accurate or varies from actual results due to each Underlying Stocks inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Stocks could decline significantly.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in each Fund, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (“Investment Advisory Fee”) based on the average daily net assets of each Fund. Each fund, excluding YMAG ETF, ULTY ETF and YMAX ETF, pays an annual rate of 0.99% of each Fund’s average daily net assets. The YMAG ETF and YMAX ETF each pay an annual rate of 0.29% of their average daily net assets. The ULTY ETF pays an annual rate of 1.24% of its average daily net assets.

The Adviser has agreed to reduce the ULTY ETF’s Investment Advisory Fee to 1.14% of its average daily net assets through at least October 14, 2025. This agreement may be terminated only by, or with the consent of, the Board, on behalf of the ULTY ETF, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months/periods ended April 30, 2025, are disclosed in the Statements of Operations.

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

As stated above, effective January 1, 2025, the Adviser assumed full management responsibilities for the Funds following the resignation of ZEGA as sub-adviser and its cessation of operations as a registered investment adviser. As a result, there is no sub-advisory agreement currently in effect for the Funds, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended April 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, options contracts, and in-kind transactions were as follows:

Fund:	Purchases	Sales
APLY ETF	$—	$—
ABNY ETF	—	—
AIYY ETF	—	—
AMDY ETF	—	—
AMZY ETF	—	—
BABO ETF	—	—
YBIT ETF	—	—
CONY ETF	—	—
CVNY ETF	—	—
DISO ETF	—	—
GDXY ETF	—	—
GOOY ETF	—	3
OARK ETF	—	—
JPMO ETF	—	—
YMAG ETF	53,651,281	48,411,359
MARO ETF	—	—
FBY ETF	—	—
MRNY ETF	—	—
MSFO ETF	—	—
MSTY ETF	—	—
NFLY ETF	—	—
NVDY ETF	—	—
PLTY ETF	—	—
PYPY ETF	—	—
FIAT ETF	—	—
YQQQ ETF	—	—
DIPS ETF	—	—
CRSH ETF	—	—
SMCY ETF	—	—
SNOY ETF	24,294,843	22,453,583
TSLY ETF	—	—
TSMY ETF	—	—
ULTY ETF	782,885,613	699,263,412
YMAX ETF	217,760,909	192,931,338
XOMO ETF	—	—
XYZY ETF	—	—

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

For the periods ended April 30, 2025, the purchases or sales of long-term U.S. government securities were as follows:

Fund:	Purchases	Sales
APLY ETF	$6,781,713	$23,897,526
ABNY ETF	3,123,982	1,481,539
AIYY ETF	12,849,254	3,681,721
AMDY ETF	18,993,277	31,851,023
AMZY ETF	19,853,831	36,053,663
BABO ETF	2,592,638	4,026,249
YBIT ETF	6,329,728	6,391,667
CONY ETF	93,626,054	122,366,282
CVNY ETF	—	—
DISO ETF	4,464,907	4,695,588
GDXY ETF	3,069,137	2,436,398
GOOY ETF	9,034,260	12,150,174
OARK ETF	18,254,801	42,871,697
JPMO ETF	3,875,056	2,263,123
YMAG ETF	—	—
MARO ETF	1,201,076	—
FBY ETF	8,520,941	14,679,568
MRNY ETF	7,350,926	265,887
MSFO ETF	6,067,486	6,478,862
MSTY ETF	—	—
NFLY ETF	6,302,500	7,666,386
NVDY ETF	82,034,192	140,232,697
PLTY ETF	13,389,951	2,564,994
PYPY ETF	2,769,585	4,900,158
FIAT ETF	2,879,480	8,735,957
YQQQ ETF	480,685	212,965
DIPS ETF	524,824	1,250,631
CRSH ETF	203,332	2,047,951
SMCY ETF	9,088,978	3,162,801
SNOY ETF	4,458,915	1,815,483
TSLY ETF	269,875,602	594,050,706
TSMY ETF	4,202,340	2,520,710
ULTY ETF	—	—
YMAX ETF	—	—
XOMO ETF	3,452,893	3,728,969
XYZY ETF	9,372,831	9,798,473

For the periods ended April 30, 2025, the cost of purchases and proceeds from in-kind transactions for the YMAG ETF and YMAX ETF were as follows (the rest of the Funds did not have any in-kind transactions):

Fund:	Purchases	Sales
YMAG ETF	$213,872,524	$12,098,013
YMAX ETF	593,547,609	17,570,204

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

NOTE 7 – AFFILIATED SECURITIES

The YMAG ETF and YMAX ETF held affiliated securities of the following companies during the six-months ended April 30, 2025. Transactions during the period in these securities of affiliated companies were as follows:

YMAG ETF
		Fair Value
Security Name	Share Balance 4/30/2025	Fair Value 10/31/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value 4/30/2025	Dividend Income
APLY ETF	2,905,409	$24,709,419	$37,586,518	$(11,190,384)	$(1,297,619)	$(8,405,856)	$41,402,078	$5,542,716
AMZY ETF	2,734,202	24,893,298	33,819,531	(6,382,373)	(1,272,135)	(9,416,424)	41,641,897	8,802,540
GOOY ETF	3,419,742	25,966,099	33,385,180	(7,273,250)	(2,074,062)	(8,419,904)	41,584,063	7,517,877
FBY ETF	2,782,311	26,754,275	36,228,489	(10,498,102)	(598,330)	(11,598,469)	40,287,863	8,774,138
MSFO ETF	2,571,026	25,575,707	33,228,274	(9,776,943)	(3,199,146)	(4,100,140)	41,727,752	5,363,077
NVDY ETF	2,836,194	24,891,597	42,170,971	(2,430,234)	(272,454)	(23,575,411)	40,784,470	14,162,899
TSLY ETF	5,480,451	27,497,969	51,104,843	(12,958,086)	(1,270,724)	(18,557,435)	45,816,566	16,833,889
		$180,288,364			$ (9,984,470)	$ (84,073,639)	$ 293,244,689	$ 66,997,136

YMAX ETF
		Fair Value
Security Name	Share Balance 4/30/2025	Fair Value 10/31/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value 4/30/2025	Dividend Income
APLY ETF	1,715,501	$13,238,896	$24,357,068	$(7,664,026)	$(698,877)	$(4,787,172)	$24,445,889	$3,065,791
ABNY ETF	2,032,882	13,873,570	22,940,034	(4,947,409)	(465,857)	(6,883,781)	24,516,557	4,522,451
AIYY ETF	5,281,677	12,504,131	30,077,110	(659,216)	(87,353)	(16,693,890)	25,140,782	9,043,140
AMDY ETF	3,539,317	13,217,460	28,708,134	(4,499,964)	(4,043,207)	(8,394,845)	24,987,578	5,135,104
AMZY ETF	1,614,396	13,335,947	22,520,305	(5,039,278)	(1,015,460)	(5,214,263)	24,587,251	4,753,072
BABO ETF	1,376,188	13,850,322	25,995,206	(15,200,561)	(339,018)	(1,296,086)	23,009,863	7,010,135
YBIT ETF	2,255,232	—	41,612,342	(10,432,826)	(1,916,717)	(5,379,892)	23,882,907	7,615,234
CONY ETF	3,082,772	12,349,812	32,133,717	(6,306,374)	(2,501,972)	(10,643,074)	25,032,109	10,667,729
CVNY ETF	661,932	—	27,462,236	(1,700,019)	(208,640)	1,234,811	26,788,388	2,015,835
DISO ETF	1,854,259	13,606,224	23,192,342	(6,578,186)	(848,089)	(5,449,012)	23,923,279	3,462,531
GDXY ETF	1,328,203	13,415,824	24,433,151	(16,765,732)	(1,880,791)	1,570,643	20,773,095	5,243,860
GOOY ETF	2,019,194	13,911,268	22,399,809	(6,040,678)	(1,519,489)	(4,197,511)	24,553,399	4,077,569
OARK ETF	3,292,818	13,207,790	23,897,361	(4,389,637)	(359,223)	(7,232,090)	25,124,201	5,344,179
JPMO ETF	1,478,016	14,119,642	22,379,761	(9,232,499)	(858,417)	(3,351,437)	23,057,050	3,816,118
MARO ETF	1,031,175	—	38,005,187	(948,243)	(262,788)	(14,613,582)	22,180,574	6,415,781
FBY ETF	1,642,799	14,335,950	24,473,104	(7,603,536)	(416,289)	(7,001,500)	23,787,729	4,819,592
MRNY ETF	8,921,294	14,471,804	32,264,759	(1,768,639)	(1,773,149)	(19,731,772)	23,463,003	8,848,647
MSFO ETF	1,518,061	13,701,802	21,921,668	(6,823,315)	(2,006,756)	(2,155,269)	24,638,130	3,000,160
MSTY ETF	1,061,552	13,264,143	30,399,360	(13,065,612)	(2,614,810)	(2,144,905)	25,838,176	11,125,434
NFLY ETF	1,310,397	13,963,096	22,765,894	(12,274,123)	(1,070,099)	1,250,696	24,635,464	5,847,961
NVDY ETF	1,674,627	13,335,799	25,579,472	(1,611,616)	(241,250)	(12,981,268)	24,081,137	7,792,536
PLTY ETF	392,121	—	38,000,730	(13,176,780)	(130,113)	990,088	25,683,925	9,561,393
PYPY ETF	1,894,098	13,853,259	24,452,886	(4,770,154)	(761,152)	(8,227,329)	24,547,510	4,289,984
SMCY ETF	1,356,664	—	45,996,643	(13,064,230)	(1,748,811)	(7,116,383)	24,067,219	11,374,939
SNOY ETF	1,668,406	13,368,930	24,994,797	(8,928,298)	(1,167,650)	(3,041,480)	25,226,299	7,155,718
TSLY ETF	3,235,930	14,733,321	32,038,003	(9,027,812)	(280,355)	(10,410,782)	27,052,375	9,003,351
TSMY ETF	1,748,903	12,893,361	25,183,316	(4,892,662)	(673,793)	(7,693,288)	24,816,934	5,079,584
XOMO ETF	1,782,178	13,447,517	23,857,089	(9,303,688)	(1,474,790)	(3,616,230)	22,909,898	3,224,825
XYZY ETF	2,258,646	13,134,051	29,267,034	(3,786,428)	(310,562)	(13,820,372)	24,483,723	5,875,701
		$325,133,919			$(31,675,477)	$(187,030,975)	$707,234,444	$179,188,354

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended April 30, 2025 (estimated) and the prior fiscal periods ended October 31, 2024 were as follows:

	Distributions paid from:		Distributions paid from:

	Ordinary Income April 30, 2025	Return of Capital April 30, 2025	Ordinary Income October 31, 2024	Return of Capital October 31, 2024
APLY ETF	$2,034,333	$13,576,302	$7,952,933	$7,942,237
ABNY ETF	455,566	5,206,416	782,854	480,389
AIYY ETF	1,482,287	31,726,118	874,595	13,131,653
AMDY ETF	2,690,071	33,415,817	9,911,652	43,650,526
AMZY ETF	4,362,217	46,516,661	11,939,727	26,751,756
BABO ETF	551,110	10,856,173	1,351,303	—
YBIT ETF	885,999	35,524,179	687,940	15,428,412
CONY ETF	18,764,559	485,369,539	130,427,868	274,839,752
CVNY ETF	113,899	3,222,329	N/A	N/A
DISO ETF	548,245	4,338,570	666,805	3,706,250
GDXY ETF	724,771	10,819,264	961,525	2,062,505
GOOY ETF	1,785,237	16,522,210	1,894,535	11,181,438
OARK ETF	985,349	13,424,684	2,803,181	23,765,706
JPMO ETF	743,743	6,454,770	1,423,567	1,980,575
YMAG ETF	59,785,033	—	11,300,209	12,967,418
MARO ETF	405,409	11,273,316	N/A	N/A
FBY ETF	2,773,350	29,609,308	24,199,271	5,732,114
MRNY ETF	1,250,580	24,018,160	829,150	9,155,627
MSFO ETF	1,953,116	12,284,974	6,248,686	8,000,692
MSTY ETF	14,708,083	922,204,737	247,274,410	—
NFLY ETF	1,571,123	20,306,612	17,515,864	551,336
NVDY ETF	23,549,679	453,843,551	311,324,754	63,150,284
PLTY ETF	1,385,884	56,660,711	—	—
PYPY ETF	864,975	9,334,873	8,716,230	697,730
FIAT ETF	612,248	19,101,327	3,417,195	2,261,623
YQQQ ETF	134,826	1,020,707	189,417	—
DIPS ETF	158,346	3,663,022	385,033	442,930
CRSH ETF	301,907	8,721,371	781,280	3,752,805
SMCY ETF	1,213,824	42,216,171	22,648	1,315,877
SNOY ETF	573,823	12,037,097	937,968	1,820,930
TSLY ETF	17,500,437	407,834,728	31,820,428	486,932,585
TSMY ETF	608,980	7,847,810	569,854	466,466
ULTY ETF	—	114,685,305	3,008,277	89,997,353
YMAX ETF	171,601,430	—	27,963,154	36,079,501
XOMO ETF	728,520	5,566,120	1,792,420	2,567,003
XYZY ETF	1,227,940	18,233,035	6,862,639	9,747,016

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

As of the prior fiscal periods ended October 31, 2024, components of the distributable earnings (accumulated losses) on a tax basis were as follows:

	APLY ETF	ABNY ETF	AIYY ETF	AMDY ETF	AMZY ETF	BABO ETF
Investments including written options, at cost(a)	$86,830,620	$14,128,868	$31,855,291	$131,451,772	$177,286,567	$19,817,872
Gross tax unrealized appreciation	735,563	602,084	1,596,136	1,631,011	3,018,268	145,741
Gross tax unrealized depreciation	(1,289,941)	(87,892)	(717,866)	(17,259,883)	(2,626,417)	(2,641,629)
Net tax unrealized appreciation (depreciation)	(554,378)	514,192	878,270	(15,628,872)	391,851	(2,495,888)
Undistributed ordinary income (loss)	—	—	—	—	—	1,808,987
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	1,808,987
Other accumulated gain (loss) (b)	(515,344)	(596,498)	(11,521,438)	(1,347,408)	(2,445,659)	(143,973)
Total distributable earnings (accumulated losses)	$(1,069,722)	$(72,306)	$(10,643,168)	$(16,976,280)	$(2,053,808)	$(830,874)

	YBIT ETF	CONY ETF	DISO ETF	GDXY ETF	GOOY ETF	OARK ETF
Investments including written options, at cost(a)	$28,398,363	$711,831,892	$21,057,990	$29,181,109	$65,630,583	$53,667,418
Gross tax unrealized appreciation	9,211,971	13,205,333	486,728	784,000	4,782,790	1,706,865
Gross tax unrealized depreciation	(441,681)	(134,436,124)	(58,366)	(744,603)	(95,486)	(1,136,593)
Net tax unrealized appreciation (depreciation)	8,770,290	(121,230,791)	428,362	39,397	4,687,304	570,272
Undistributed ordinary income (loss)	—	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings ...	—	—	—	—	—	—
Other accumulated gain (loss) (b)	(11,217,444)	(10,875,429)	(1,814,538)	(723,333)	(6,280,662)	(9,465,038)
Total distributable earnings (accumulated losses)	$(2,447,154)	$(132,106,220)	$(1,386,176)	$(683,936)	$(1,593,358)	$(8,894,766)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

	JPMO ETF	YMAG ETF	FBY ETF	MRNY ETF	MSFO ETF	MSTY ETF
Investments including written options, at cost(a)	$25,280,938	$186,391,425	$116,298,023	$27,537,194	$83,497,623	$5,861,528
Gross tax unrealized appreciation	160,471	1,091,549	3,472,999	341,421	644,138	17,526,737
Gross tax unrealized depreciation	(399,352)	(5,312,823)	(2,142,697)	(275,242)	(5,255,204)	(50,247,397)
Net tax unrealized appreciation (depreciation)	(238,881)	(4,221,274)	1,330,302	66,179	(4,611,066)	(32,720,660)
Undistributed ordinary income (loss)	—	—	—	—	—	64,291,361
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	64,291,361
Other accumulated gain (loss) (b)	(83,261)	—	(3,182,760)	(18,885,311)	(400,504)	(17,525,670)
Total distributable earnings (accumulated losses)	$(322,142)	$(4,221,274)	$(1,852,458)	$(18,819,132)	$(5,011,570)	$14,045,031

	NFLY ETF	NVDY ETF	PLTY ETF	PYPY ETF	FIAT ETF	YQQQ ETF
Investments including written options, at cost(a)	$50,670,658	$1,176,970,451	$4,784,667	$44,463,377	$44,175,159	$5,883,706
Gross tax unrealized appreciation	585,975	12,380,829	162,219	1,274,494	7,273,514	29,266
Gross tax unrealized depreciation	(270,359)	(2,473,902)	(154,696)	(1,030,826)	(3,273,349)	(305,053)
Net tax unrealized appreciation (depreciation)	315,616	9,906,927	7,523	243,668	4,000,165	(275,787)
Undistributed ordinary income (loss)	—	—	6,995	—	—	62,169
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	6,995	—	—	62,169
Other accumulated gain (loss) (b)	(448,726)	(9,288,366)	(194,184)	(1,193,645)	(7,262,474)	(27,486)
Total distributable earnings (accumulated losses)	$(133,110)	$618,561	$(179,666)	$(949,977)	$(3,262,309)	$(241,104)

	DIPS ETF	CRSH ETF	SMCY ETF	SNOY ETF	TSLY ETF
Investments including written options, at cost(a)	$11,667,196	$22,613,872	$14,885,587	$18,371,224	$885,127,186
Gross tax unrealized appreciation	49,802	450,473	361,210	256,430	43,647,523
Gross tax unrealized depreciation	(1,741,113)	(2,542,346)	(1,644,451)	(1,607,904)	(56,728,786)
Net tax unrealized appreciation (depreciation)	(1,691,311)	(2,091,873)	(1,283,241)	(1,351,474)	(13,081,263)
Undistributed ordinary income (loss)	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated gain (loss) (b)	(43,026)	(384,916)	(2,912,304)	(215,703)	(130,706,077)
Total distributable earnings (accumulated losses)	$(1,734,337)	$(2,476,789)	$(4,195,545)	$(1,567,177)	$(143,787,340)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

	TSMY ETF	ULTY ETF	YMAX ETF	XOMO ETF	XYZY ETF
Investments including written options, at cost(a)	$22,227,787	$191,625,789	$356,425,337	$31,509,198	$46,548,246
Gross tax unrealized appreciation	258,710	21,262,111	29,310,390	608,972	3,448,705
Gross tax unrealized depreciation	(924,965)	(13,984,794)	(45,526,761)	(631,449)	(244,948)
Net tax unrealized appreciation (depreciation)	(666,255)	7,277,317	(16,216,371)	(22,477)	3,203,757
Undistributed ordinary income (loss)	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated gain (loss) (b)	(257,798)	(12,938,186)	(6,021,334)	(513,266)	(3,319,583)
Total distributable earnings (accumulated losses)	$(924,053)	$(5,660,869)	$(22,237,705)	$(535,743)	$(115,826)

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

(b)	A portion of the other accumulated gain (loss) is attributable to straddles in the amount that follows in the table below:

Straddles
APLY ETF	$(515,344)
ABNY ETF	(586,498)
AIYY ETF	(1,480,995)
AMDY ETF	(1,347,408)
AMZY ETF	(2,445,659)
BABO ETF	(143,973)
YBIT ETF	(9,038,599)
CONY ETF	(10,875,429)
DISO ETF	(421,576)
GDXY ETF	(723,333)
GOOY ETF	(4,589,257)
OARK ETF	(1,540,834)
JPMO ETF	(83,261)
YMAG ETF	—
FBY ETF	(3,182,760)
MRNY ETF	(260,215)
MSFO ETF	(400,504)
MSTY ETF	(17,525,670)
NFLY ETF	(448,726)
NVDY ETF	(9,288,366)
PLTY ETF	(162,219)
PYPY ETF	(1,193,645)
FIAT ETF	(7,262,474)
YQQQ ETF	(27,486)
DIPS ETF	(43,026)
CRSH ETF	(384,916)
SMCY ETF	(361,175)
SNOY ETF	(215,703)
TSLY ETF	(41,257,539)
TSMY ETF	(257,798)
ULTY ETF	(12,938,186)
YMAX ETF	—
XOMO ETF	(513,266)
XYZY ETF	(3,319,583)

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the prior fiscal periods ended October 31, 2024, the Funds have not elected to defer late-year losses. As of the prior fiscal periods ended October 31, 2024, the following Funds had long-term and short-term capital loss carryovers, which do not expire. The TSLY ETF and APLY ETF used $57,146,761 and $2,840,723, respectively, of capital loss carryovers during the period ended October 31, 2024.

	Long-Term Capital Loss Carryovers	Short-Term Capital Loss Carryovers
APLY ETF	$—	$—
ABNY ETF	—	—
AIYY ETF	—	(10,040,443)
AMDY ETF	—	—
AMZY ETF	—	—
BABO ETF	—	—
YBIT ETF	—	(2,178,845)
CONY ETF	—	—
DISO ETF	—	(1,392,962)
GDXY ETF	—	—
GOOY ETF	—	(1,691,405)
OARK ETF	(30,271)	(7,893,933)
JPMO ETF	—	—
YMAG ETF	—	—
FBY ETF	—	—
MRNY ETF	—	(18,625,096)
MSFO ETF	—	—
MSTY ETF	—	—
NFLY ETF	—	—
NVDY ETF	—	—
PLTY ETF	—	(31,965)
PYPY ETF	—	—
FIAT ETF	—	—
YQQQ ETF	—	—
DIPS ETF	—	—
CRSH ETF	—	—
SMCY ETF	—	(2,551,129)
SNOY ETF	—	—
TSLY ETF	(368,994)	(80,079,544)
TSMY ETF	—	—
ULTY ETF	—	—
YMAX ETF	—	(6,021,334)
XOMO ETF	—	—
XYZY ETF	—	—

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc., except the YQQQ ETF, which is listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to the Financial Statements	YieldMax ETFs

April 30, 2025 (Unaudited)

NOTE 10 – REVERSE STOCK SPLIT

During the year ended October 31, 2024, the Shares of the TSLY ETF were adjusted to reflect a reverse stock split. The effect of this reverse stock split was to reduce the number of Shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate NAV. All historical per Share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on February 26, 2024:

	Date	Rate	NAV Before Split	NAV After Split	Shares Outstanding Before Split	Shares Outstanding After Split
TSLY ETF	2/26/2024	1 for 2	$9.28	$18.56	89,450,000	44,725,000

NOTE 11 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held between August 12-13, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Nicholas Fixed Income Alternative ETF (the “Nicholas ETF” or the “Fund”);

●	a Sub-Advisory Agreement between the Adviser and Nicholas Wealth Management (“Nicholas”) with respect to the Nicholas ETF; and

●	a Sub-Advisory Agreement between the Adviser and ZEGA Financial, LLC (“ZEGA”) with respect to the Nicholas ETF (the Sub-Advisory Agreement together with the Advisory Agreement, referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at meetings called for the purpose of voting on such approval.

In preparation for such meetings, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Fund, including any fall-out benefits; (iii) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflect these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held between August 12-13, 2024. Among other things, the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Advisers’ operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meetings and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Advisers’ working with ETFs. The Board also considered other services provided to the Fund by the Adviser and Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Advisers based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of the Fund. The Board noted the Fund’s performance against its respective benchmark index. In this regard, the Board considered that the Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record. After considering all of the information, the Board concluded that the performance of the Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that while the Fund was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business. The Board also reviewed the sub-advisory fees paid to each Sub-Adviser for its services under the Sub-Advisory Agreements. The Board considered these fees in light of the services the Sub-Advisers provide as investment sub-advisers to the Fund. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Advisers given the work performed by each firm.

The Board also considered that Nicholas and ZEGA were acting as sponsors to the Nicholas ETF, and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board also considered that there are additional parties not named above who also share in the economic responsibilities for certain series of the Trust. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fees for the Fund were reasonable in light of the services rendered.

The Board discussed that as the Fund was new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fees paid to the Sub-Advisers are paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Advisers from their relationships with the Fund were not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because the sub-advisory fees were paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fees.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Advisers’ fees are reasonable in light of the services that the Adviser and Sub-Advisers provide to the Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreements for a term of one year.

Effective January 1, 2025, the Adviser has acquired the trading team previously employed by ZEGA, the Fund’s sub-adviser. In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Funds. The Adviser will assume full management responsibilities for the Fund. Jay Pestrichelli, a key member of the Fund’s portfolio management team previously employed by ZEGA, will continue to serve as a portfolio manager for the Fund, now as an employee of the Adviser. There are no other portfolio manager changes for the Fund. This transaction will not result in any changes to any of the Fund’s investment objectives, principal investment strategies, or fees. The Fund will continue to be managed in accordance with its stated policies and objectives, ensuring continuity for shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240-10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 9, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 9, 2025

* Print the name and title of each signing officer under his or her signature.